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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 10/31


Date of reporting period: 1/31/09


Item 1. Schedule of Investments.


INTECH Risk-Managed Stock Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.0 %
Aerospace and Defense - 1.5%
            10,900  Boeing Co.                                                                                     $         461,179
             7,900  General Dynamics Corp.                                                                                   448,167
            24,700  Lockheed Martin Corp.                                                                                  2,026,388
             1,400  Raytheon Co.                                                                                              70,868
                                                                                                                           3,006,602
Aerospace and Defense - Equipment - 0.2%
             9,200  United Technologies Corp.                                                                                441,508
Agricultural Chemicals - 0%
               800  CF Industries Holdings, Inc.                                                                              37,600
Agricultural Operations - 0.4%
             1,100  Archer-Daniels-Midland Co.                                                                                30,118
             9,800  Monsanto Co.                                                                                             745,388
                                                                                                                             775,506
Airlines - 0.4%
           125,000  Southwest Airlines Co.                                                                                   878,750
Apparel Manufacturers - 0.6%
            11,100  Coach, Inc.*                                                                                             162,060
             9,600  Polo Ralph Lauren Corp.                                                                                  393,888
            10,600  V. F. Corp.                                                                                              593,812
                                                                                                                           1,149,760
Appliances - 0%
               700  Whirlpool Corp.                                                                                           23,401
Applications Software - 1.1%
            47,200  Compuware Corp.*                                                                                         306,800
           114,300  Microsoft Corp.                                                                                        1,954,530
             2,000  Salesforce.com, Inc.*                                                                                     53,220
                                                                                                                           2,314,550
Athletic Footwear - 0.3%
            14,000  NIKE, Inc. - Class B                                                                                     633,500
Audio and Video Products - 0%
             2,600  Harman International Industries, Inc.                                                                     41,834
Automotive - Medium and Heavy Duty Trucks - 0%
             1,600  PACCAR, Inc.                                                                                              42,224
Automotive - Truck Parts and Equipment - Original - 0.3%
            45,200  Johnson Controls, Inc.                                                                                   565,452
Beverages - Non-Alcoholic - 2.1%
            49,700  Coca-Cola Co.                                                                                          2,123,184
            43,700  PepsiCo, Inc.                                                                                          2,195,051
                                                                                                                           4,318,235
Beverages - Wine and Spirits - 0.4%
            15,275  Brown-Forman Corp. - Class B                                                                             693,638
             3,400  Constellation Brands, Inc. - Class A*                                                                     49,368
                                                                                                                             743,006
Brewery - 0.1%
             3,700  Molson Coors Brewing Co. - Class B                                                                       148,999
Broadcast Services and Programming - 0%
             3,800  Scripps Networks, Intl.                                                                                   81,586
Building - Residential and Commercial - 0.3%
             1,400  Centex Corp.                                                                                              11,914
            16,600  D.R. Horton, Inc.                                                                                         98,936
             5,900  KB Home                                                                                                   62,953
            21,000  Lennar Corp. - Class A                                                                                   161,490
            36,100  Pulte Homes, Inc.                                                                                        366,415
                                                                                                                             701,708
Building and Construction Products - Miscellaneous - 0.2%
             8,900  Vulcan Materials Co.                                                                                     440,194
Cable Television - 1.2%
           122,200  Comcast Corp. - Class A                                                                                1,790,230
            29,600  DIRECTV Group, Inc.*                                                                                     648,240
                                                                                                                           2,438,470
Casino Hotels - 0%
             1,600  Wynn Resorts, Ltd.*                                                                                       48,128
Chemicals - Diversified - 1.0%
            47,600  E.I. du Pont de Nemours and Co.                                                                        1,092,896
            19,000  PPG Industries, Inc.                                                                                     714,020
             4,600  Rohm & Haas Co.                                                                                          253,874
                                                                                                                           2,060,790
Chemicals - Specialty - 0.2%
             1,100  Eastman Chemical Co.                                                                                      28,545
               900  Ecolab, Inc.                                                                                              30,564
             8,100  Sigma-Aldrich Corp.                                                                                      292,248
                                                                                                                             351,357
Coal - 0.3%
             4,000  CONSOL Energy, Inc.                                                                                      109,040
            22,100  Massey Energy Co.                                                                                        335,478
             6,100  Peabody Energy Corp.                                                                                     152,500
                                                                                                                             597,018
Coatings and Paint Products - 0%
             1,100  Sherwin-Williams Co.                                                                                      52,525
Commercial Banks - 0.3%
            30,800  BB&T Corp.                                                                                               609,532
             5,100  First Horizon National Corp.                                                                              48,552
                                                                                                                             658,084
Commercial Banks - 0.2%
             6,700  M&T Bank Corp.                                                                                           260,697
            14,300  Regions Financial Corp.                                                                                   49,478
             5,400  Zions Bancorporation                                                                                      80,568
                                                                                                                             390,743
Commercial Services - 0.1%
             3,400  Convergys Corp.*                                                                                          25,602
             4,200  Iron Mountain, Inc.*                                                                                      85,932
                                                                                                                             111,534
Commercial Services - Finance - 1.6%
            12,600  Automatic Data Processing, Inc.                                                                          457,758
             2,000  Equifax, Inc.                                                                                             49,440
            65,500  H&R Block, Inc.                                                                                        1,357,815
             1,400  MasterCard, Inc. - Class A                                                                               190,092
            39,100  Moody's Corp.                                                                                            837,522
             1,700  Paychex, Inc.                                                                                             41,293
            30,900  Western Union Co.                                                                                        422,094
                                                                                                                           3,356,014
Computer Services - 0.8%
            24,300  Affiliated Computer Services, Inc. - Class A                                                           1,114,398
            12,700  Computer Sciences Corp.*                                                                                 467,868
                                                                                                                           1,582,266
Computers - 4.7%
            21,500  Apple, Inc.*                                                                                           1,937,795
            14,000  Dell, Inc.*                                                                                              133,000
            90,100  Hewlett-Packard Co.                                                                                    3,130,975
            48,100  IBM Corp.                                                                                              4,408,365
                                                                                                                           9,610,135
Computers - Memory Devices - 0.1%
             4,200  EMC Corp.*                                                                                                46,368
            13,200  Network Appliance, Inc.*                                                                                 195,756
             4,000  SanDisk Corp.*                                                                                            45,720
                                                                                                                             287,844
Computers - Peripheral Equipment - 0%
             2,200  Lexmark International Group, Inc. - Class A*                                                              52,096
Containers - Metal and Glass - 0.2%
            10,800  Ball Corp.                                                                                               414,072
             4,900  Owens-Illinois, Inc.*                                                                                     93,100
                                                                                                                             507,172
Containers - Paper and Plastic - 0.4%
            21,200  Bemis Company, Inc.                                                                                      478,484
               300  Pactiv Corp.*                                                                                              6,486
            20,800  Sealed Air Corp.                                                                                         281,840
                                                                                                                             766,810
Cosmetics and Toiletries - 3.3%
             4,600  Avon Products, Inc.                                                                                       94,070
            21,700  Colgate-Palmolive Co.                                                                                  1,411,368
            26,400  Estee Lauder Companies, Inc. - Class A                                                                   693,000
            86,087  Procter & Gamble Co.                                                                                   4,691,742
                                                                                                                           6,890,180
Cruise Lines - 0%
               200  Carnival Corp. (U.S. Shares)                                                                               3,638
Data Processing and Management - 0.3%
             7,200  Dun & Bradstreet Corp.                                                                                   547,200
Dental Supplies and Equipment - 0%
             2,100  Dentsply International, Inc.                                                                              56,511
               400  Patterson Companies, Inc.*                                                                                 7,356
                                                                                                                              63,867
Dialysis Centers - 0.1%
             3,900  Davita, Inc.*                                                                                            183,300
Disposable Medical Products - 0.1%
             1,600  C.R. Bard, Inc.                                                                                          136,912
Distribution/Wholesale - 0.7%
            23,800  Fastenal Co.                                                                                             813,484
             9,100  W.W. Grainger, Inc.                                                                                      663,845
                                                                                                                           1,477,329
Diversified Financial Services - 0.2%
            21,500  Morgan Stanley Co.                                                                                       434,945
Diversified Operations - 5.2%
             7,700  3M Co.                                                                                                   414,183
             8,000  Cooper Industries, Ltd. - Class A                                                                        215,280
            50,100  Dover Corp.                                                                                            1,416,828
           383,200  General Electric Co.                                                                                   4,648,216
            22,700  Honeywell International, Inc.                                                                            744,787
            11,900  Illinois Tool Works, Inc.                                                                                388,654
             6,953  Ingersoll-Rand Co. - Class A                                                                             112,708
             8,500  ITT Industries, Inc.                                                                                     384,880
            40,700  Leggett & Platt, Inc.                                                                                    508,343
            39,000  Leucadia National Corp.*                                                                                 620,880
            46,200  Tyco International, Ltd.                                                                                 971,124
                                                                                                                          10,425,883
E-Commerce/Products - 0.3%
            11,800  Amazon.com, Inc.                                                                                         694,076
Electric - Integrated - 2.8%
             8,500  Constellation Energy Group, Inc.                                                                         223,550
             1,400  Edison International                                                                                      45,598
            14,300  Entergy Corp.                                                                                          1,091,948
             1,000  Exelon Corp.                                                                                              54,220
            14,400  FirstEnergy Corp.                                                                                        719,856
            24,900  FPL Group, Inc.                                                                                        1,283,595
               200  PG&E Corp.                                                                                                 7,734
            25,800  PPL Corp.                                                                                                791,028
            25,300  Public Service Enterprise Group, Inc.                                                                    798,721
             3,400  SCANA Corp.                                                                                              116,586
             8,100  Southern Co.                                                                                             270,945
            31,300  TECO Energy, Inc.                                                                                        375,913
                                                                                                                           5,779,694
Electric Products - Miscellaneous - 0.1%
               700  Emerson Electric Co.                                                                                      22,890
            10,400  Molex, Inc.                                                                                              139,048
                                                                                                                             161,938
Electronic Components - Miscellaneous - 0.3%
            51,600  Jabil Circuit, Inc.                                                                                      300,312
            15,200  Tyco Electronics, Ltd.                                                                                   215,232
                                                                                                                             515,544
Electronic Components - Semiconductors - 2.2%
            67,300  Altera Corp.                                                                                           1,035,074
            25,400  Broadcom Corp. - Class A*                                                                                402,590
            39,000  Intel Corp.                                                                                              503,100
            50,600  Microchip Technology, Inc.                                                                               959,882
            32,600  National Semiconductor Corp.                                                                             330,564
            24,900  QLogic Corp.*                                                                                            281,868
            55,200  Xilinx, Inc.                                                                                             930,120
                                                                                                                           4,443,198
Electronic Forms - 0%
             4,000  Adobe Systems, Inc.*                                                                                      77,240
Electronic Measuring Instruments - 0%
             4,000  FLIR Systems, Inc.*                                                                                       99,880
Electronics - Military - 0%
               300  L-3 Communications Holdings, Inc.                                                                         23,706
Engineering - Research and Development Services - 0.4%
            13,800  Fluor Corp.                                                                                              536,820
             6,400  Jacobs Engineering Group, Inc.*                                                                          247,488
                                                                                                                             784,308
Engines - Internal Combustion - 0.3%
            26,300  Cummins, Inc.                                                                                            630,674
Enterprise Software/Services - 0.8%
             5,300  BMC Software, Inc.                                                                                       134,249
            88,942  Oracle Corp.*                                                                                          1,496,894
                                                                                                                           1,631,143
Fiduciary Banks - 0.3%
             2,700  Bank of New York Mellon Corp.                                                                             69,498
             7,700  Northern Trust Corp.                                                                                     442,904
             6,000  State Street Corp.                                                                                       139,620
                                                                                                                             652,022
Filtration and Separations Products - 0%
             2,400  Pall Corp.                                                                                                62,568
Finance - Consumer Loans - 0.2%
            32,200  SLM Corp.*                                                                                               368,690
Finance - Credit Card - 0.1%
            33,400  Discover Financial Services                                                                              238,810
Finance - Investment Bankers/Brokers - 1.3%
             4,100  Charles Schwab Corp.                                                                                      55,719
            70,600  Citigroup, Inc.                                                                                          250,630
             6,700  Goldman Sachs Group, Inc.                                                                                540,891
            69,040  JPMorgan Chase & Co.                                                                                   1,761,210
                                                                                                                           2,608,450
Financial Guarantee Insurance - 0%
            17,900  MBIA, Inc.                                                                                                69,094
Food - Confectionary - 0.5%
            28,800  Hershey Foods Corp.                                                                                    1,073,664
Food - Confectionery - 0.2%
             9,700  J.M. Smucker Co.                                                                                         437,955
Food - Diversified - 0.8%
             8,900  Campbell Soup Co.                                                                                        270,293
             9,900  General Mills, Inc.                                                                                      585,585
            14,700  Kellogg Co.                                                                                              642,243
             3,400  McCormick & Company, Inc.                                                                                108,936
                                                                                                                           1,607,057
Food - Meat Products - 0.2%
            53,100  Tyson Foods, Inc. - Class A                                                                              469,935
Food - Miscellaneous/Diversified - 0.9%
            41,700  H.J. Heinz Co.                                                                                         1,522,050
            12,300  Kraft Foods, Inc. - Class A                                                                              345,015
                                                                                                                           1,867,065
Food - Retail - 0.9%
            77,900  Kroger Co.                                                                                             1,752,750
Food - Wholesale/Distribution - 0%
             1,800  Sysco Corp.                                                                                               40,122
Forestry - 0%
             1,200  Plum Creek Timber Company, Inc.                                                                           36,924
Gas - Distribution - 0.1%
             5,400  Nicor, Inc.                                                                                              184,734
             4,800  NiSource, Inc.                                                                                            46,464
                                                                                                                             231,198
Hazardous Waste Disposal - 0%
               700  Stericycle, Inc.*                                                                                         34,244
Hotels and Motels - 0%
             4,300  Starwood Hotels & Resorts Worldwide, Inc.                                                                 65,016
Human Resources - 0.1%
            11,600  Robert Half International, Inc.                                                                          196,620
Industrial Gases - 0.2%
             1,500  Air Products and Chemicals, Inc.                                                                          75,450
             6,700  Praxair, Inc.                                                                                            417,142
                                                                                                                             492,592
Instruments - Scientific - 0.5%
            18,600  PerkinElmer, Inc.                                                                                        234,732
            23,000  Thermo Fisher Scientific, Inc.*                                                                          826,390
                                                                                                                           1,061,122
Insurance Brokers - 0.4%
            44,200  Marsh & McLennan Companies, Inc.                                                                         854,386
Internet Security - 0.4%
             3,700  McAfee, Inc.*                                                                                            112,813
            39,200  Symantec Corp.*                                                                                          600,936
               800  VeriSign, Inc.                                                                                            15,448
                                                                                                                             729,197
Investment Management and Advisory Services - 0.1%
            10,200  T. Rowe Price Group, Inc.                                                                                281,316
Life and Health Insurance - 0.6%
            15,300  AFLAC, Inc.                                                                                              355,113
            14,300  CIGNA Corp.                                                                                              248,248
            14,600  Lincoln National Corp.                                                                                   220,898
             6,600  Prudential Financial, Inc.                                                                               169,950
             2,000  Torchmark Corp.                                                                                           60,000
            17,100  UnumProvident Corp.                                                                                      242,136
                                                                                                                           1,296,345
Machinery - Construction and Mining - 0.9%
            60,100  Caterpillar, Inc.                                                                                      1,854,085
Machinery - Farm - 0%
             1,100  Deere & Co.                                                                                               38,214
Machinery - Pumps - 0.1%
             2,900  Flowserve Corp.                                                                                          154,599
Medical - Biomedical and Genetic - 0.9%
            19,200  Amgen, Inc.                                                                                            1,053,120
            12,600  Celgene Corp.*                                                                                           667,170
               600  Genzyme Corp.*                                                                                            41,352
               850  Invitrogen Corp.*                                                                                         21,641
                                                                                                                           1,783,283
Medical - Drugs - 3.8%
            37,600  Abbott Laboratories                                                                                    2,084,544
            14,300  Bristol-Myers Squibb Co.                                                                                 306,163
             3,000  Cephalon, Inc.*                                                                                          231,540
             2,600  Eli Lilly and Co.                                                                                         95,732
             1,400  Forest Laboratories, Inc.*                                                                                35,056
            67,000  King Pharmaceuticals, Inc.*                                                                              585,580
            94,400  Merck & Company, Inc.                                                                                  2,695,120
            67,200  Pfizer, Inc.                                                                                             979,776
             4,400  Schering-Plough Corp.                                                                                     77,264
            18,200  Wyeth                                                                                                    782,054
                                                                                                                           7,872,829
Medical - Generic Drugs - 0.1%
            10,400  Mylan Laboratories, Inc.*                                                                                117,832
             1,200  Watson Pharmaceuticals, Inc.*                                                                             32,736
                                                                                                                             150,568
Medical - Wholesale Drug Distributors - 0.2%
             9,400  Cardinal Health, Inc.                                                                                    353,910
Medical Information Systems - 0.2%
            31,400  IMS Health, Inc.                                                                                         455,928
Medical Instruments - 0.5%
            62,500  Boston Scientific Corp.*                                                                                 554,375
            12,900  Medtronic, Inc.                                                                                          432,021
             3,300  St. Jude Medical, Inc.*                                                                                  120,021
                                                                                                                           1,106,417
Medical Labs and Testing Services - 0.3%
             1,100  Laboratory Corporation of America Holdings*                                                               65,120
            13,000  Quest Diagnostics, Inc.                                                                                  641,550
                                                                                                                             706,670
Medical Products - 4.2%
            34,700  Baxter International, Inc.                                                                             2,035,155
             3,200  Becton, Dickinson and Co.                                                                                232,544
            30,400  Covidien, Ltd.                                                                                         1,165,536
            62,500  Johnson & Johnson                                                                                      3,605,625
            18,000  Stryker Corp.                                                                                            760,320
            16,800  Varian Medical Systems, Inc.*                                                                            623,784
             6,200  Zimmer Holdings, Inc.*                                                                                   225,680
                                                                                                                           8,648,644
Metal - Aluminum - 0%
             7,600  Alcoa, Inc.                                                                                               59,204
Metal Processors and Fabricators - 0%
               900  Precision Castparts Corp.                                                                                 58,455
Multi-Line Insurance - 1.4%
             1,900  Allstate Corp.                                                                                            41,173
             7,900  Assurant, Inc.                                                                                           208,560
            10,600  Hartford Financial Services Group, Inc.                                                                  139,496
            94,100  Loews Corp.                                                                                            2,296,040
             3,900  MetLife, Inc.                                                                                            112,047
            10,200  XL Capital, Ltd. - Class A                                                                                29,580
                                                                                                                           2,826,896
Multimedia - 0.7%
            19,500  McGraw-Hill Companies, Inc.                                                                              428,805
             6,500  Time Warner, Inc.                                                                                         60,645
            48,400  Walt Disney Co.                                                                                        1,000,912
                                                                                                                           1,490,362
Networking Products - 1.0%
           131,700  Cisco Systems, Inc.*                                                                                   1,971,549
Non-Hazardous Waste Disposal - 0.9%
            18,025  Republic Services, Inc.                                                                                  466,127
            41,400  Waste Management, Inc.                                                                                 1,291,266
                                                                                                                           1,757,393
Office Automation and Equipment - 0.1%
             7,500  Pitney Bowes, Inc.                                                                                       166,950
Office Supplies and Forms - 0%
             1,600  Avery Dennison Corp.                                                                                      38,768
Oil - Field Services - 1.7%
             3,900  Baker Hughes, Inc.                                                                                       129,948
            23,800  BJ Services Co.                                                                                          261,800
            32,600  Halliburton Co.                                                                                          562,350
            40,000  Schlumberger, Ltd. (U.S. Shares)                                                                       1,632,400
            16,200  Smith International, Inc.                                                                                367,740
            42,800  Weatherford International, Ltd*                                                                          472,084
                                                                                                                           3,426,322
Oil and Gas Drilling - 0.6%
            17,200  ENSCO International, Inc.                                                                                470,592
            64,600  Nabors Industries, Ltd.*                                                                                 707,370
             1,600  Noble Corp.                                                                                               43,440
             2,900  Rowan Companies, Inc.                                                                                     36,714
                                                                                                                           1,258,116
Oil Companies - Exploration and Production - 2.1%
             8,400  Anadarko Petroleum Corp.                                                                                 308,616
             5,700  Apache Corp.                                                                                             427,500
            14,200  Cabot Oil & Gas Corp.                                                                                    390,358
            27,600  Chesapeake Energy Corp.                                                                                  436,356
             6,300  Devon Energy Corp.                                                                                       388,080
             7,900  EOG Resources, Inc.                                                                                      535,383
             2,500  Equitable Resources, Inc.                                                                                 85,575
             2,800  Murphy Oil Corp.                                                                                         123,704
            26,600  Pioneer Natural Resources Co.                                                                            389,424
               800  Questar Corp.                                                                                             27,184
            10,300  Range Resources Corp.                                                                                    369,152
            22,200  Southwestern Energy Co.*                                                                                 702,630
             3,000  XTO Energy, Inc.                                                                                         111,270
                                                                                                                           4,295,232
Oil Companies - Integrated - 9.6%
            59,233  Chevron Corp.                                                                                          4,177,111
            42,000  ConocoPhillips                                                                                         1,996,260
           153,000  Exxon Mobil Corp.                                                                                     11,701,439
             7,000  Hess Corp.                                                                                               389,270
             7,622  Marathon Oil Corp.                                                                                       207,547
            20,100  Occidental Petroleum Corp.                                                                             1,096,455
                                                                                                                          19,568,082
Oil Field Machinery and Equipment - 0.2%
            18,800  National-Oilwell Varco, Inc.*                                                                            497,072
Pharmacy Services - 1.0%
            11,500  Express Scripts, Inc. - Class A*                                                                         618,240
            32,934  Medco Health Solutions, Inc.*                                                                          1,479,725
                                                                                                                           2,097,965
Pipelines - 0.2%
             8,100  El Paso Corp.                                                                                             66,258
            18,600  Spectra Energy Corp.                                                                                     269,886
                                                                                                                             336,144
Property and Casualty Insurance - 0.3%
               800  Chubb Corp.                                                                                               34,064
            35,000  Progressive Corp.*                                                                                       425,250
             1,700  Travelers Companies, Inc.                                                                                 65,688
                                                                                                                             525,002
Publishing - Newspapers - 0%
             9,100  New York Times Co. - Class A                                                                              45,227
REIT - Apartments - 0.5%
            17,439  Apartment Investment & Management Co.- Class A                                                           155,033
             2,900  Avalonbay Communities, Inc.                                                                              150,249
            28,400  Equity Residential Properties Trust                                                                      679,612
                                                                                                                             984,894
REIT - Diversified - 0.1%
             2,100  Vornado Realty Trust                                                                                     106,701
REIT - Health Care - 0.4%
            30,100  HCP, Inc.                                                                                                702,534
             2,900  Heath Care REIT, Inc.                                                                                    109,649
                                                                                                                             812,183
REIT - Office Property - 0.2%
             7,800  Boston Properties, Inc.                                                                                  337,740
REIT - Regional Malls - 0.1%
             7,000  Simon Property Group, Inc.                                                                               300,860
REIT - Shopping Centers - 0%
             2,600  Developers Diversified Realty Corp.                                                                       12,480
             2,700  Kimco Realty Corp.                                                                                        38,826
                                                                                                                              51,306
REIT - Storage - 0.5%
            18,000  Public Storage, Inc.                                                                                   1,113,660
REIT - Warehouse and Industrial - 0.1%
            14,400  ProLogis                                                                                                 144,144
Retail - Apparel and Shoe - 0.2%
             2,800  Gap, Inc.                                                                                                 31,584
            36,500  Limited, Inc.                                                                                            289,080
                                                                                                                             320,664
Retail - Auto Parts - 0.2%
             3,400  AutoZone, Inc.                                                                                           451,826
Retail - Bedding - 0%
             2,700  Bed Bath & Beyond, Inc.                                                                                   62,721
Retail - Building Products - 0.8%
            43,500  Home Depot, Inc.                                                                                         936,555
            34,300  Lowe's Companies, Inc.                                                                                   626,661
                                                                                                                           1,563,216
Retail - Consumer Electronics - 0%
             5,200  RadioShack Corp.                                                                                          59,592
Retail - Discount - 2.4%
            15,800  Big Lots, Inc.                                                                                           212,510
             6,000  Costco Wholesale Corp.                                                                                   270,180
            25,800  Family Dollar Stores, Inc.                                                                               716,466
               900  Target Corp.                                                                                              28,080
            25,900  TJX Companies, Inc.                                                                                      502,978
            68,800  Wal-Mart Stores, Inc.                                                                                  3,241,856
                                                                                                                           4,972,070
Retail - Drug Store - 0.6%
            30,899  CVS Corp.                                                                                                830,565
            13,500  Walgreen Co.                                                                                             370,035
                                                                                                                           1,200,600
Retail - Jewelry - 0%
             3,600  Tiffany & Co.                                                                                             74,700
Retail - Major Department Stores - 0.1%
             7,900  J.C. Penney Company, Inc.                                                                                132,325
Retail - Office Supplies - 0.3%
            42,900  Staples, Inc.                                                                                            683,826
Retail - Regional Department Stores - 0.3%
            14,500  Kohl's Corp.*                                                                                            532,295
Retail - Restaurants - 1.3%
             7,200  Darden Restaurants, Inc.                                                                                 188,784
            44,200  McDonald's Corp.                                                                                       2,564,484
               200  Yum! Brands, Inc.                                                                                          5,724
                                                                                                                           2,758,992
Savings/Loan/Thrifts - 0.6%
           105,900  Hudson City Bancorp, Inc.                                                                              1,228,440
             3,400  People's United Financial, Inc.                                                                           55,624
                                                                                                                           1,284,064
Schools - 0%
               800  Apollo Group, Inc. - Class A                                                                              65,168
Semiconductor Components/Integrated Circuits - 0.8%
            33,500  Analog Devices, Inc.                                                                                     669,330
            45,400  Linear Technology Corp.                                                                                1,063,268
                                                                                                                           1,732,598
Semiconductor Equipment - 0%
             4,900  Applied Materials, Inc.                                                                                   45,913
Steel - Producers - 0.3%
            17,300  AK Steel Holding Corp.                                                                                   139,611
             5,200  Nucor Corp.                                                                                              212,108
             7,400  United States Steel Corp.                                                                                222,222
                                                                                                                             573,941
Super-Regional Banks - 2.9%
           298,753  Bank of America Corp.                                                                                  1,965,795
            25,000  Capital One Financial Corp.                                                                              396,000
             1,800  Comerica, Inc.                                                                                            29,988
             7,500  KeyCorp                                                                                                   54,600
            14,200  PNC Bank Corp.                                                                                           461,784
            65,900  U.S. Bancorp                                                                                             977,956
           115,914  Wells Fargo & Co.                                                                                      2,190,774
                                                                                                                           6,076,897
Telecommunication Equipment - Fiber Optics - 0.1%
            18,900  Corning, Inc.                                                                                            191,079
Telecommunication Services - 0.1%
             8,600  Embarq Corp.                                                                                             307,192
Telephone - Integrated - 4.4%
           303,553  AT&T, Inc.                                                                                             7,473,475
            13,100  CenturyTel, Inc.                                                                                         355,534
            52,100  Citizens Communications Co.                                                                              422,531
            22,900  Verizon Communications, Inc.                                                                             684,023
             7,100  Windstream Corp.                                                                                          61,628
                                                                                                                           8,997,191
Therapeutics - 0.5%
            18,800  Gilead Sciences, Inc.*                                                                                   954,476
Tobacco - 0.6%
             7,600  Altria Group, Inc.                                                                                       125,704
            29,600  Philip Morris International, Inc.                                                                      1,099,640
                                                                                                                           1,225,344
Tools - Hand Held - 0.3%
            17,500  Snap-On, Inc.                                                                                            528,150
             5,000  Stanley Works                                                                                            156,300
                                                                                                                             684,450
Toys - 0.6%
            36,400  Hasbro, Inc.                                                                                             878,332
            20,200  Mattel, Inc.                                                                                             286,638
                                                                                                                           1,164,970
Transportation - Railroad - 3.9%
            33,900  Burlington Northern Santa Fe Corp.                                                                     2,245,875
            80,400  CSX Corp.                                                                                              2,328,384
            45,100  Norfolk Southern Corp.                                                                                 1,730,036
            38,600  Union Pacific Corp.                                                                                    1,690,294
                                                                                                                           7,994,589
Transportation - Services - 0.8%
            17,300  C.H. Robinson Worldwide, Inc.                                                                            795,454
             1,700  FedEx Corp.                                                                                               86,598
            18,800  Ryder System, Inc.                                                                                       635,064
             1,900  United Parcel Service, Inc. - Class B                                                                     80,731
                                                                                                                           1,597,847
Web Portals/Internet Service Providers - 0.1%
               700  Google, Inc. - Class A*                                                                                  236,971
             1,900  Yahoo!, Inc.*                                                                                             22,287
                                                                                                                             259,258
Wireless Equipment - 1.0%
            57,500  QUALCOMM, Inc.                                                                                         1,986,625
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $252,200,812)                                                                                   206,097,001
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0%
            27,000  Janus Cash Liquidity Fund, LLC 0% (cost $27,000)                                                          27,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $252,227,812) - 100%                                                                 $     206,124,001
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                           Value             Securities
----------------------------------------------------------------------------------------------------------------
Bermuda                                                                        $  3,859,334              1.9%
Cayman Islands                                                                       73,020              0.0%
Netherlands Antilles                                                              1,632,400              0.8%
Panama                                                                                3,638              0.0%
United States ++                                                                200,555,609             97.3%
----------------------------------------------------------------------------------------------------------------
Total                                                                          $206,124,001            100.0%

Notes to Schedule of Investments (unaudited)

++Includes Short-Term Securities (97.3% excluding Short-Term Securities)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

Effective February 27, 2009, INTECH Risk-Managed Stock Fund changed its name to "INTECH Risk-Managed Core Fund" and eliminated its policy to invest at least 80% of its net assets in common stocks.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
INTECH Risk-Managed Stock Fund            $ 206,097,001                $           27,000           $          --
------------------------------------------------------------------------------------------------------------------------------------

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loan - 0.1%
Automotive - Cars and Light Trucks - 0.1%
 $       5,250,000  Ford Motor Co., 3.0000% due 12/15/2013 *** (cost $2,553,099)                                   $       1,879,815
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 42.1%
Aerospace and Defense - 1.0%
         1,290,270  BAE Systems PLC**                                                                                      7,532,335
           147,295  Boeing Co.                                                                                             6,232,051
           650,420  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   9,801,829
                                                                                                                          23,566,215
Agricultural Chemicals - 1.2%
            77,775  Monsanto Co.                                                                                           5,915,567
           590,315  Syngenta A.G. (ADR)**                                                                                 22,797,965
                                                                                                                          28,713,532
Apparel Manufacturers - 0.5%
         2,347,480  Esprit Holdings, Ltd.                                                                                 12,521,309
Applications Software - 0.5%
           259,715  Citrix Systems, Inc.*                                                                                  5,464,404
           389,330  Microsoft Corp.                                                                                        6,657,543
                                                                                                                          12,121,947
Athletic Footwear - 0.5%
           274,145  NIKE, Inc. - Class B                                                                                  12,405,061
Brewery - 2.5%
         2,292,683  InBev N.V.**                                                                                          58,310,384
           343,648  Anheuser-Busch InBev N.V. VVPR Strips*,**                                                                  6,815
                                                                                                                          58,317,199
Cable Television - 0.2%
           259,339  DIRECTV Group, Inc.*                                                                                   5,679,524
Casino Hotels - 0.9%
         1,209,201  Crown, Ltd.                                                                                            4,209,791
           795,164  MGM Mirage*                                                                                            6,361,312
           310,505  Wynn Resorts, Ltd.*                                                                                    9,339,990
                                                                                                                          19,911,093
Commercial Services - Finance - 0.1%
           249,370  Western Union Co.                                                                                      3,406,394
Computers - 1.6%
           241,733  Apple, Inc.                                                                                           21,787,395
           272,850  Research In Motion, Ltd. (U.S. Shares)*                                                               15,115,890
                                                                                                                          36,903,285
Cosmetics and Toiletries - 0.8%
           280,305  Colgate-Palmolive Co.                                                                                 18,231,037
Diversified Operations - 1.2%
         2,141,580  China Merchants Holdings International Company, Ltd.                                                   3,792,742
           398,244  Danaher Corp.                                                                                         22,273,787
         4,063,815  Melco International Development, Ltd.                                                                  1,168,304
                                                                                                                          27,234,833
E-Commerce/Services - 0.3%
           516,990  eBay, Inc.*                                                                                            6,214,220
           219,795  Liberty Media Corp. - Interactive - Class A*                                                             690,156
                                                                                                                           6,904,376
Electric Products - Miscellaneous - 0.3%
           233,315  Emerson Electric Co.                                                                                   7,629,401
Electronic Connectors - 0.4%
           376,405  Amphenol Corp. - Class A                                                                               9,842,991
Enterprise Software/Services - 1.6%
         2,214,525  Oracle Corp.*                                                                                         37,270,456
Finance - Investment Bankers/Brokers - 2.2%
           259,840  Charles Schwab Corp.                                                                                   3,531,226
           518,600  Credit Suisse Group (ADR)**                                                                           13,219,114
           140,110  Goldman Sachs Group, Inc.                                                                             11,311,080
         1,107,685  Morgan Stanley Co.                                                                                    22,408,467
                                                                                                                          50,469,887
Finance - Other Services - 0.5%
           519,185  NYSE Euronext                                                                                         11,422,070
Food - Miscellaneous/Diversified - 2.0%
         1,352,194  Nestle S.A.**                                                                                         46,767,105
Hotels and Motels - 0.4%
           641,920  Starwood Hotels & Resorts Worldwide, Inc.                                                              9,705,830
Industrial Gases - 0.4%
           142,695  Praxair, Inc.                                                                                          8,884,191
Machinery - General Industrial - 0.2%
        14,483,170  Shanghai Electric Group Company, Ltd.*                                                                 4,587,863
Medical - Biomedical and Genetic - 1.7%
           179,100  Celgene Corp.*                                                                                         9,483,345
           613,895  Gilead Sciences, Inc.*                                                                                31,167,449
                                                                                                                          40,650,794
Medical - Drugs - 4.5%
           214,585  Allergan, Inc.                                                                                         8,179,980
           847,965  Bristol-Myers Squibb Co.                                                                              18,154,931
           512,225  Merck & Company, Inc.                                                                                 14,624,024
           340,543  Roche Holding A.G.**                                                                                  47,898,952
            49,420  Roche Holdings, Ltd. (ADR)**                                                                           1,735,136
           327,275  Wyeth                                                                                                 14,063,007
                                                                                                                         104,656,030
Medical - HMO - 1.2%
           952,705  UnitedHealth Group, Inc.                                                                              26,990,133
Medical Products - 1.4%
           311,510  Baxter International, Inc.                                                                            18,270,061
           376,405  Covidien, Ltd.                                                                                        14,431,368
                                                                                                                          32,701,429
Networking Products - 0.1%
           179,610  Cisco Systems, Inc.*                                                                                   2,688,762
Oil - Field Services - 0.3%
           129,795  Transocean, Inc.*                                                                                      7,089,403
Oil Companies - Exploration and Production - 1.5%
           599,745  EnCana Corp. (U.S. Shares)                                                                            26,592,694
           155,755  Occidental Petroleum Corp.                                                                             8,496,435
                                                                                                                          35,089,129
Oil Companies - Integrated - 3.0%
           934,660  ConocoPhillips                                                                                        44,424,390
           479,875  Hess Corp.                                                                                            26,685,849
                                                                                                                          71,110,239
Optical Supplies - 0.2%
            44,800  Alcon, Inc. (U.S. Shares)                                                                              3,836,672
Power Converters and Power Supply Equipment - 0.1%
           310,003  Suntech Power Holdings Company, Ltd. (ADR)*                                                            2,917,128
Retail - Consumer Electronics - 0.4%
           175,025  Yamada Denki Company, Ltd.**                                                                          10,325,494
Retail - Drug Store - 1.5%
         1,296,132  CVS/Caremark Corp.                                                                                    34,840,028
Retail - Jewelry - 0.1%
            96,135  Tiffany & Co.                                                                                          1,994,801
Soap and Cleaning Preparations - 1.5%
           905,260  Reckitt Benckiser PLC**                                                                               35,024,191
Telecommunication Equipment - 0%
             1,038  Nortel Networks Corp. (U.S. Shares)*                                                                          99
Telecommunication Equipment - Fiber Optics - 0.8%
         1,819,250  Corning, Inc.                                                                                         18,392,618
Tobacco - 1.9%
           648,430  Altria Group, Inc.                                                                                    10,725,032
           904,910  Philip Morris International, Inc.                                                                     33,617,407
                                                                                                                          44,342,439
Toys - 0.5%
            39,440  Nintendo Company, Ltd.**                                                                              12,135,028
Transportation - Railroad - 1.2%
           543,979  Canadian National Railway Co. (U.S. Shares)                                                           19,039,265
           208,075  Union Pacific Corp.                                                                                    9,111,604
                                                                                                                          28,150,869
Wireless Equipment - 0.8%
           541,120  QUALCOMM, Inc.                                                                                        18,695,696
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,149,488,266)                                                                                 984,126,851
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.3%
Food - Miscellaneous/Diversified - 0.1%
                16  Heinz (H.J.) Finance Co. (144A)                                                                        1,444,000
Metal - Diversified - 0.2%
            96,900  Freeport-McMoRan Copper & Gold, Inc., convertible                                                      4,515,540
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $6,577,890)                                                                                    5,959,540
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 25.8%
Aerospace and Defense - 0.2%
 $       2,602,000  Lockheed Martin Corp., 6.1500%, due 9/1/36                                                             2,581,358
Agricultural Chemicals - 0%
           990,000  Mosaic Co., 7.6300%, due 12/1/16 (144A)                                                                  930,600
Beverages - Non-Alcoholic - 0.6%
         6,441,000  Dr. Pepper Snapple Group, 6.1200%, due 5/1/13                                                          6,334,409
         2,359,000  Dr. Pepper Snapple Group, 6.8200%, due 5/1/18                                                          2,232,057
         2,872,000  Dr. Pepper Snapple Group, 7.4500%, due 5/1/38                                                          2,595,949
         2,592,000  PepsiCo, Inc., 7.9000%, due 11/1/18                                                                    3,214,497
                                                                                                                          14,376,912
Beverages - Wine and Spirits - 0.2%
         4,788,000  Brown-Forman Corp., 5.00%, due 2/1/14                                                                  4,838,078
Brewery - 1.3%
         9,210,000  Anheuser-Busch InBev N.V., 7.2000%, due 1/15/14 (144A)                                                 9,358,060
         9,210,000  Anheuser-Busch InBev N.V., 7.7500%, due 1/15/19 (144A)                                                 9,342,854
        10,528,000  Anheuser-Busch InBev N.V., 8.2000%, due 1/15/39 (144A)                                                10,609,255
                                                                                                                          29,310,169
Building Products - Cement and Aggregate - 0.1%
         2,103,000  Martin Marietta Materials, Inc., 6.60%, due 4/15/18                                                    1,714,624
Cable Television - 1.9%
         5,321,000  Comcast Corp., 6.3000%, due 11/15/17                                                                   5,336,713
         7,253,000  Comcast Corp., 5.7000%, due 5/15/18                                                                    7,051,940
         4,675,000  Comcast Corp., 6.4000%, due 5/15/38                                                                    4,462,105
         3,680,000  Cox Communications, Inc., 6.2500%, due 6/1/18 (144A)                                                   3,354,173
         2,625,000  Cox Communications, Inc., 9.3800%, due 1/15/19 (144A)                                                  2,823,671
         8,218,000  Cox Communications, Inc., 6.9500%, due 6/1/38 (144A)                                                   7,304,971
         5,190,000  Time Warner Cable, Inc., 6.7500%, due 7/1/18                                                           5,068,487
         1,320,000  Time Warner Cable, Inc., 8.7500%, due 2/14/19                                                          1,469,902
         8,048,000  Time Warner Cable, Inc., 7.3000%, due 7/1/38                                                           8,369,219
                                                                                                                          45,241,181
Cellular Telecommunications - 0.7%
         5,670,000  Rogers Communications, 6.3800%, due 3/1/14                                                             5,517,573
         4,735,000  Verizon Wireless, 7.3800%, due 11/15/13 (144A)                                                         5,121,376
         4,735,000  Verizon Wireless, 8.5000%, due 11/15/18 (144A)                                                         5,432,513
                                                                                                                          16,071,462
Chemicals - Diversified - 0.1%
         2,795,000  E.I. DU Pont De Nemours, 5.0000%, due 7/15/13                                                          2,900,858
Coal - 0.1%
         2,267,000  Arch Western Finance, 6.7500%, due 7/1/13                                                              2,147,983
Commercial Banks - 0.3%
         6,199,000  Credit Suisse New York, 5.0000%, due 5/15/13**                                                         6,004,947
         1,293,000  Sovereign Bancorp Inc., 2.75%, due 1/17/12                                                             1,307,537
                                                                                                                           7,312,484
Consumer Products - Miscellaneous - 0.2%
           777,000  Kimberly-Clark Corp., 7.5000%, due 11/1/18                                                               912,807
         1,391,000  Clorox Co., 5.0000%, due 3/1/13                                                                        1,403,182
         2,988,000  Clorox Co., 5.9500%, due 10/15/17                                                                      3,009,861
                                                                                                                           5,325,850
Cosmetics and Toiletries - 0.3%
         3,579,000  Procter & Gamble Co., 4.6000%, due 1/15/14                                                             3,788,486
         1,816,000  Estee Lauder Companies, Inc., 7.75%, due 11/1/13                                                       1,991,431
                                                                                                                           5,779,917
Data Processing and Management - 0.1%
         2,517,000  Fiserv, Inc., 6.8000%, due 11/20/17                                                                    2,221,162
Diversified Operations - 2.7%
        10,798,000  3M Company, 4.3800%, due 8/15/13                                                                      11,209,642
         3,383,000  Dover Corp., 5.4500%, due 3/15/18                                                                      3,409,364
         1,691,000  Dover Corp., 6.6000%, due 3/15/38                                                                      1,774,444
         2,453,000  Eaton Corp., 4.9000%, due 5/15/13                                                                      2,437,877
         2,592,000  Goldman Sachs Group, Inc., 5.4500%, due 11/1/12                                                        2,501,969
         2,587,000  Goldman Sachs Group, Inc., 6.2500%, due 9/1/17                                                         2,393,671
         5,672,000  Goldman Sachs Group, Inc., 7.5000%, due 2/15/19                                                        5,629,460
         2,333,000  JPMorgan Chase & Co, 3.1250%, due 12/1/11                                                              2,399,934
        11,354,000  JPMorgan Chase & Co, 6.0000%, due 1/15/18                                                             11,400,291
         1,752,000  Kansas City Southern Railway, 13.0000%, due 12/15/13                                                   1,813,320
         4,670,000  Lantronix Warrants 2/9/2011, 2.1300%, due 6/22/12                                                      4,621,511
         2,333,000  Morgan Stanley Corp., 6.7500%, due 4/15/11                                                             2,332,606
         2,830,000  Morgan Stanley Corp., 6.0000%, due 4/28/15                                                             2,564,772
         4,788,000  PNC Financial Services Group, 2.0000%, due 9/22/11                                                     4,775,163
         3,885,000  Tyco International Finance, 8.5000%, due 1/15/19**                                                     4,124,588
                                                                                                                          63,388,612
Electric - Generation - 0.2%
         2,845,000  Allegheny Energy Supply, 8.2500%, due 4/15/12 (144A)                                                   2,852,113
         1,232,000  Edison Mission Energy, 7.0000%, due 5/15/17                                                            1,145,760
                                                                                                                           3,997,873
Electric - Integrated - 2.8%
         1,680,000  Centerpoint Energy Houston, 7.0000%, due 3/1/14                                                        1,729,416
         5,689,000  CMS Energy Corp., 6.3000%, due 2/1/12                                                                  5,342,762
         1,688,000  Consumers Energy Co., 5.6500%, due 9/15/18                                                             1,639,909
         4,813,000  Duke Energy Carolinas, 6.3000%, due 2/1/14                                                             4,936,482
         1,337,000  Duke Energy Carolinas, 5.1000%, due 4/15/18                                                            1,337,481
         1,874,000  Duke Energy Carolinas, 6.0500%, due 4/15/38                                                            1,918,536
         3,115,000  Entergy Corp., 7.1300%, due 2/1/19                                                                     3,036,078
         1,816,000  Indiana Michigan Power, 7.0000%, due 3/15/19                                                           1,823,119
         2,597,000  MidAmerican Energy Holdings, 5.9500%, due 5/15/37                                                      2,373,056
         2,596,000  MidAmerican Energy Holdings, 6.5000%, due 9/15/37                                                      2,553,384
         4,280,000  Oncor Electric Delivery, 5.9500%, due 9/1/13 (144A)                                                    4,185,883
           770,000  Pacific Gas and Electric Co., 3.6000%, due 3/1/09                                                        769,148
         2,767,000  Pacific Gas and Electric Co., 4.2000%, due 3/1/11                                                      2,783,101
         1,332,000  Pacificorp, 5.5000%, due 1/15/19                                                                       1,368,518
           941,000  Pacificorp, 6.2500%, due 10/15/37                                                                        962,747
         1,863,000  Pacificorp, 6.0000%, due 1/15/39                                                                       1,881,617
         5,183,000  PG&E Corp., 8.2500%, due 10/15/18                                                                      6,399,476
           855,000  Public Service Colorado, 5.8000%, due 8/1/18                                                             896,698
         3,155,000  TXU Energy Co. LLC, 10.5000%, due 11/1/15 (144A)                                                       2,334,700
         5,772,000  Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                   5,849,114
         5,267,000  Virginia Electric & Power Co., 8.8800%, due 11/15/38                                                   6,795,540
         6,003,000  West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                      5,374,012
                                                                                                                          66,290,777
Enterprise Software/Services - 0.2%
         5,917,000  BMC Software, Inc., 7.2500%, due 6/1/18                                                                5,292,230
Fiduciary Banks - 0.1%
         2,615,000  Bank of New York Mellon, 4.5000%, due 4/1/13                                                           2,608,808
Finance - Consumer Loans - 0.3%
         7,760,000  Deere & Co., 2.8750%, due 6/19/12                                                                      7,869,990
Finance - Investment Bankers/Brokers - 0.1%
         2,625,000  Morgan Stanley, 6.6300%, due 4/1/18                                                                    2,402,172
Food - Miscellaneous/Diversified - 0.6%
         3,173,000  General Mills, Inc., 5.2500%, due 8/15/13                                                              3,248,609
         1,774,000  General Mills, Inc., 5.2000%, due 3/17/15                                                              1,770,459
         2,599,000  General Mills Inc, 5.6500%, due 2/15/19                                                                2,646,822
         1,288,000  Kellogg Company, 4.2500%, due 3/6/13                                                                   1,299,512
         2,965,000  Kraft Foods, Inc., 6.7500%, due 2/19/14                                                                3,212,299
         2,599,000  Kraft Foods, Inc., 6.1300%, due 2/1/18                                                                 2,650,229
                                                                                                                          14,827,930
Food - Retail - 0.9%
         1,199,000  Delhaize Group, 5.8800%, due 2/1/14**                                                                  1,210,050
         1,782,000  Kroger Co.,, 7.5000%, due 1/15/14                                                                      1,986,609
         3,481,000  Kroger Co., 6.4000%, due 8/15/17                                                                       3,528,791
         1,406,000  Kroger Co., 6.1500%, due 1/15/20                                                                       1,399,309
         4,324,000  Safeway, Inc., 6.2500%, due 3/15/14                                                                    4,563,943
         1,054,000  Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                     964,410
         8,255,000  Supervalu, Inc., 7.5000%, due 11/15/14                                                                 7,883,525
                                                                                                                          21,536,637
Gas - Distribution - 0%
         1,376,000  Centerpoint Energy, Inc., 6.5000%, due 5/1/18                                                          1,155,799
Independent Power Producer - 0.4%
         1,635,000  NRG Energy, Inc., 7.3800%, due 2/1/16                                                                  1,557,338
         5,783,000  Reliant Energy, Inc., 7.6300%, due 6/15/14                                                             4,727,602
         4,046,000  Reliant Energy, Inc., 7.8800%, due 6/15/17                                                             3,277,260
                                                                                                                           9,562,200
Machinery - Construction and Mining - 0.1%
         1,455,000  Atlas Copco A.B., 5.6000%, due 5/22/17 (144A) ##                                                       1,307,549
Medical - Biomedical and Genetic - 0.3%
         2,596,000  AMGEN Inc., 5.7000%, due 2/1/19                                                                        2,698,044
         3,889,000  AMGEN Inc., 6.4000%, due 2/1/39                                                                        4,031,951
                                                                                                                           6,729,995
Medical - HMO - 0.1%
         2,338,000  UnitedHealth Group, 5.8000%, due 3/15/36                                                               1,839,620
Medical - Hospitals - 0.3%
         2,847,000  HCA, Inc., 6.5000%, due 2/15/16                                                                        1,992,900
         4,475,000  HCA, Inc., 9.2500%, due 11/15/16                                                                       4,273,625
                                                                                                                           6,266,525
Medical Products - 0.6%
         7,697,000  Covidien International, 5.4500%, due 10/15/12**                                                        7,757,245
         5,713,000  Covidien International, 6.0000%, due 10/15/17**                                                        5,811,446
                                                                                                                          13,568,691
Multimedia - 0.1%
         2,590,000  Walt Disney Company, 4.5000%, due 12/15/13                                                             2,668,586
Office Automation and Equipment - 0.2%
           908,000  Xerox Corp, 2.6000%, due 12/18/09 ***                                                                    844,424
         1,877,000  Xerox Corp, 5.6500%, due 5/15/13                                                                       1,702,942
         2,721,000  Xerox Corp, 6.3500%, due 5/15/18                                                                       2,251,627
                                                                                                                           4,798,993
Oil - Field Services - 0.2%
         2,481,000  Weatherford International Ltd., 9.6300%, due 3/1/19                                                    2,525,134
         1,810,000  Weatherford International Ltd., 9.8800%, due 3/1/39                                                    1,750,500
                                                                                                                           4,275,634
Oil and Gas Drilling - 0.2%
         3,956,000  Nabors Industries Ltd, 9.2500%, due 1/15/19(144A)                                                      3,816,741
Oil Companies - Exploration and Production - 1.6%
         1,571,000  Devon Energy Corp., 5.6300%, due 1/15/14                                                               1,599,027
         1,294,000  Devon Energy Corp., 6.3000%, due 1/15/19                                                               1,294,850
           463,000  Forest Oil Corp., 8.0000%, due 12/15/11                                                                  445,638
         3,636,000  XTO Energy Inc., 6.5000%, due 12/15/18                                                                 3,599,203
         3,636,000  XTO Energy Inc., 6.3800%, due 6/15/38                                                                  3,279,308
                                                                                                                          10,218,026
Oil Companies - Integrated - 0.5%
        10,829,000  ConocoPhillips, 4.7500%, due 2/1/14                                                                   10,919,964
         7,216,000  ConocoPhillips, 5.7500%, due 2/1/19                                                                    7,248,472
         8,634,000  ConocoPhillips, 6.5000%, due 2/1/39                                                                    8,600,327
         1,175,000  Hess Corp., 7.0000%, due 2/15/14                                                                       1,191,803
         9,106,000  Hess Corp., 8.1300%, due 2/15/19                                                                       9,311,795
                                                                                                                          37,272,361
Pipelines - 1.4%
         1,402,000  El Paso Corporation, 12.0000%, due 12/12/13                                                            1,503,645
         4,392,000  El Paso Corporation, 7.0000%, due 6/15/17                                                              4,018,680
         3,112,000  Enbridge Energy Partners, 9.8800%, due 3/1/19                                                          3,278,119
         1,208,000  Kinder Morgan Energy Partners L.P., 6.0000%, due 2/1/17                                                1,134,296
           935,000  Kinder Morgan Energy Partners N.T., 5.9500%, due 2/15/18                                                 893,508
           732,000  Kinder Morgan Energy Partners L.P., 6.5000%, due 2/1/37                                                  658,564
         7,407,000  Kinder Morgan Energy Partners N.T., 6.9500%, due 1/15/38                                               7,011,103
         8,746,000  Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                         7,543,425
         1,320,000  Plains All American Pipeline L.P., 6.5000%, due 5/1/18                                                 1,105,417
           984,000  Southern Natural Gas Co., 5.9000%, due 4/1/17(144A)                                                      858,540
         1,815,000  Trans-Canada Pipelines, 7.1300%, due 1/15/19                                                           1,923,793
         2,591,000  Trans-Canada Pipelines, 7.6300%, due 1/15/39                                                           2,696,599
                                                                                                                          32,625,689
Publishing - Books - 0.1%
         1,296,000  Reed Elsevier Capital, 7.7500%, due 1/15/14                                                            1,282,373
         1,296,000  Reed Elsevier PLC, 8.6300%, due 1/15/19**                                                              1,299,751
                                                                                                                           2,582,124
Reinsurance - 0.3%
         5,709,000  Berkshire Hathaway, Inc., 5.0000%, due 8/15/13                                                         5,889,307
Retail - Discount - 0.2%
         1,873,000  Wal-Mart Stores, Inc., 4.2500%, due 4/15/13                                                            1,987,334
         1,873,000  Wal-Mart Stores, Inc., 6.2000%, due 4/15/38                                                            2,024,949
                                                                                                                           4,012,283
Retail - Regional Department Stores - 0.2%
         4,950,000  May Department Stores Co., 4.8000%, due 7/15/09                                                        4,906,064
Schools - 0.2%
         1,871,000  Duke University, 4.2000%, due 4/1/14                                                                   1,908,308
         1,303,000  Duke University, 5.1500%, due 4/1/19                                                                   1,340,292
         1,298,000  Princeton University, 4.9500%, due 3/1/19                                                              1,303,062
         1,298,000  Princeton University, 5.7000%, due 3/1/39                                                              1,303,529
                                                                                                                           5,855,191
Special Purpose Entity - 0.2%
         2,180,000  Petroplus Finance, Ltd., 6.7500%, due 5/1/14 (144A)                                                    1,624,100
         4,247,000  Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                    3,079,075
                                                                                                                           4,703,175
Steel - Producers - 0.2%
         5,648,000  Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                      4,518,400
Super-Regional Banks - 1.7%
         9,315,000  Bank of America Corp., 1.7000%, due 12/23/10                                                           9,337,198
         5,740,000  Bank of America Corp., 4.9000%, due 5/1/13                                                             5,480,317
         2,585,000  Bank of America Corp., 5.6500%, due 5/1/18                                                             2,341,162
        10,706,000  Bank of America Corp., 8.0000%, due 7/30/99 ***                                                        5,670,433
         3,588,000  PNC Financial Services Group, 2.3000%, due 6/22/12                                                     3,569,855
         2,592,000  Wachovia Corp., 5.7500%, due 2/1/18                                                                    2,550,919
         4,878,000  Wells Fargo Capital XV, 9.7500%, due 3/26/99 ***                                                       4,585,320
         6,833,000  Wells Fargo Co., 5.6300%, due 12/11/17                                                                 6,693,634
                                                                                                                          40,228,838
Telephone - Integrated - 1.9%
         7,697,000  AT&T, Inc., 4.9500%, due 1/15/13                                                                       7,845,320
         1,763,000  AT&T, Inc., 5.5000%, due 2/1/18                                                                        1,751,403
         5,313,000  AT&T, Inc., 5.6000%, due 5/15/18                                                                       5,303,368
         3,112,000  AT&T, Inc., 6.4000%, due 5/15/38                                                                       3,079,934
         7,251,000  AT&T, Inc., 6.5500%, due 2/15/39                                                                       7,221,271
         2,455,000  Sprint Capital Corp., 8.3800%, due 3/15/12                                                             1,964,000
           698,000  Sprint Nextel, Corp., 6.0000%, due 12/1/16                                                               467,660
         4,035,000  Verizon Communications, Inc., 5.2500%, due 2/1/12 (144A)                                               4,021,806
         6,727,000  Verizon Communications, Inc., 5.5500%, due 2/1/14 (144A)                                               6,683,745
         2,076,000  Verizon Communications, Inc., 8.7500%, due 11/1/18                                                     2,418,042
         4,675,000  Verizon Communications, Inc., 6.4000%, due 2/15/38                                                     4,627,409
                                                                                                                          45,383,958
Transportation - Railroad - 0.5%
         3,047,000  Burlington North Santa Fe, 5.7500%, due 3/15/18                                                        2,995,981
         1,910,000  Canadian National Railways, 4.2500%, due 8/1/09                                                        1,914,450
         2,328,000  CSX Corp., 8.3800%, due 10/15/14                                                                       2,393,673
         5,573,000  Union Pacific Corp., 5.7000%, due 8/15/18                                                              5,339,815
                                                                                                                          12,643,919
Transportation - Services - 0.1%
         2,593,000  FedEx Corp., 8.0000%, due 1/15/19                                                                      2,697,335
Wireless Equipment - 0.3%
         5,719,000  Rogers Communications, Inc., 6.8000%, due 8/15/18                                                      5,948,789
         1,430,000  Rogers Communications, Inc., 7.5000%, due 8/15/38                                                      1,504,273
                                                                                                                           7,453,062
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $603,001,144)                                                                                605,947,732
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 6.3%
                  Fannie Mae:
         6,291,329  6.0000%, due 11/1/23                                                                                   6,552,033
        11,211,308  6.0000%, due 4/1/37                                                                                   11,566,684
         6,834,250  6.0000%, due 9/1/37                                                                                    7,050,881
        15,432,616  6.5000%, due 10/1/37                                                                                  16,098,308
         5,280,901  6.0000%, due 3/1/38                                                                                    5,448,295
        10,921,139  5.5000%, due 6/1/38                                                                                   11,188,207
        20,760,384  6.0000%, due 6/1/38                                                                                   21,417,277
         3,476,410  5.5000%, due 7/1/38                                                                                    3,561,422
        11,132,289  6.0000%, due 7/1/38                                                                                   11,484,533
         6,968,412  5.5000%, due 10/1/38                                                                                   7,138,819
                  Freddie Mac:
         8,083,000  2.8800%, due 11/23/10                                                                                  8,287,266
         1,840,000  3.7500%, due 6/28/13                                                                                   1,944,685
         2,980,000  4.8800%, due 6/13/18                                                                                   3,239,194
         5,134,930  6.0000%, due 8/1/23                                                                                    5,349,319
        15,178,832  6.0000%, due 2/1/38                                                                                   15,676,349
         8,010,815  6.0000%, due 6/1/38                                                                                    8,273,386
         2,594,686  6.5000%, due 9/1/38                                                                                    2,707,382
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $142,998,386)                                                                     146,984,040
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.9%
                  Fannie Mae:
           880,000  6.3800%, due 6/15/09                                                                                     899,085
        18,932,000  2.8800%, due 10/12/10                                                                                 19,403,331
        15,859,000  3.6300%, due 8/15/11                                                                                  16,557,002
        11,154,000  3.8800%, due 7/12/13                                                                                  11,844,923
         5,589,000  5.3800%, due 6/12/17                                                                                   6,208,451
         3,052,000  6.62500%, due 11/15/30                                                                                 3,912,356
                  Freddie Mac:
         2,155,000  5.7500%, due 3/15/09                                                                                   2,168,557
        10,849,000  3.1300%, due 10/25/10                                                                                 11,169,230
        18,435,000  3.8800%, due 6/29/11                                                                                  19,346,113
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $88,564,901)                                                                         91,509,048
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 19.4%
         1,126,000  4.8800%, due 5/15/09                                                                                   1,140,515
        18,355,000  3.5000%, due 8/15/09                                                                                  18,653,269
        14,784,000  4.6300%, due 11/15/09                                                                                 15,258,123
        14,434,000  2.1300%, due 1/31/10                                                                                  14,653,888
         3,033,000  4.5000%, due 5/15/10                                                                                   3,183,464
         8,826,000  2.6300%, due 5/31/10                                                                                   9,061,133
           649,000  3.6300%, due 6/15/10                                                                                     675,569
         2,702,000  2.8800%, due 6/30/10                                                                                   2,787,281
         8,400,000  2.7500%, due 7/31/10                                                                                   8,664,138
           264,000  2.3800%, due 8/31/10                                                                                     271,002
        22,440,000  4.5000%, due 11/15/10                                                                                 23,909,124
         7,762,000  1.2500%, due 11/30/10                                                                                  7,818,119
        28,012,000  0.8800%, due 12/31/10                                                                                 27,996,677
        26,559,000  4.5000%, due 2/28/11                                                                                  28,526,013
         3,264,000  4.8800%, due 7/31/11                                                                                   3,565,156
        24,848,000  4.5000%, due 9/30/11                                                                                  26,946,488
        56,409,000  1.7500%, due 11/15/11                                                                                 57,118,625
        14,006,000  1.1300%, due 1/15/12                                                                                  13,917,370
         4,960,941  0.6300%, due 4/15/13 ###                                                                               4,795,057
         1,409,000  3.1300%, due 4/30/13                                                                                   1,502,126
            75,000  3.3800%, due 6/30/13                                                                                      80,643
         8,867,000  3.1300%, due 8/31/13                                                                                   9,416,337
        54,568,000  3.1300%, due 9/30/13                                                                                  57,884,698
         7,749,000  2.7500%, due 10/31/13                                                                                  8,095,892
         6,431,000  2.0000%, due 11/30/13                                                                                  6,491,792
        64,247,000  1.5000%, due 12/31/13                                                                                 63,308,415
         1,271,382  1.3800%, due 7/15/18 ###                                                                               1,223,705
        13,527,000  4.0000%, due 8/15/18                                                                                  14,850,103
         9,326,000  3.7500%, due 11/15/18                                                                                 10,042,983
         4,930,000  2.1300%, due 1/15/19                                                                                   5,111,794
         3,256,000  4.7500%, due 2/15/37                                                                                   3,864,973
         1,472,000  4.3800%, due 2/15/38                                                                                   1,668,421
         2,599,000  4.5000%, due 5/15/38                                                                                   3,018,089
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $447,425,898)                                                                      455,500,982
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.0%
        52,486,000  Janus Cash Liquidity Fund LLC, 0% (cost $52,486,000)                                                  52,486,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,493,095,584) - 100%                                                               $   2,344,393,738
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                        $4,209,791              0.2%
Belgium                                                                          59,527,249              2.5%
Bermuda                                                                          35,931,486              1.5%
Brazil                                                                            9,801,829              0.4%
Canada                                                                           87,796,850              3.7%
Cayman Islands                                                                   10,006,531              0.4%
China                                                                             4,587,863              0.2%
Hong Kong                                                                         4,961,046              0.2%
Japan                                                                            22,460,522              1.0%
Luxembourg                                                                       17,693,279              0.8%
Netherlands                                                                       1,299,752              0.1%
Sweden                                                                            1,307,549              0.1%
Switzerland                                                                     142,259,891              6.1%
United Kingdom                                                                   42,556,526              1.8%
United States ++                                                              1,899,993,574             81.0%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $2,344,393,738            100.0%

++ Includes Short-Term Securities (79.0% excluding Short-Term Securities)

Forward Currency Contracts Open
as of January 31, 2009 (unaudited)

Currency Sold and              Currency           Currency          Unrealized
Settlement Date              Units Sold    Value in U.S. $          Gain/(Loss)
-------------------------------------------------------------------------------
British Pound 2/6/09          8,155,000   $     11,815,987   $        648,014
British Pound 3/5/09          6,725,000          9,739,566           (457,116)
Euro 2/6/09                   9,100,000         11,649,210            886,950
Euro 3/12/09                  6,100,000          7,804,561            204,434
Euro 3/5/09                   4,800,000          6,141,922             64,910
Japanese Yen 2/6/09         165,000,000          1,837,116              8,728
Japanese Yen 3/5/09         345,000,000          3,843,353             (7,420)
Swiss Franc 3/5/09           39,600,000         34,169,640            455,127
--------------------------------------------------------------------------------
Total                                     $     87,001,355   $      1,803,627

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The VVPR strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

###   Security is a U.S. Treasury Inflation-Protected Security (TIPS).

## Schedule of Restricted and Illiquid Securities (as of January 31, 2009)

                                                           Acquisition     Acquisition                            Value as a
                                                               Date           Cost              Value           % of Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund
Atlas Copco A.B., 5.6000%, due 5/22/17 (144A)                 5/15/07   $      1,454,345   $      1,307,549                0.1%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Balanced Fund                             $ 689,375,094                $ 1,655,018,644              $         --

Other Financial Instruments(a):
Janus Balanced Fund                                        --                     87,001,355                        --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                             $    281,960,547

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.7%
Aerospace and Defense - 5.9%
           731,335  Lockheed Martin Corp.**                                                                        $     59,998,723
         1,256,980  Northrop Grumman Corp.                                                                               60,485,878
         4,450,355  Spirit Aerosystems Holdings, Inc.*                                                                   60,524,828
                                                                                                                        181,009,429
Airlines - 1.4%
         4,629,760  UAL Corp.*                                                                                           43,704,934
Airport Development - Maintenance - 0.5%
        10,135,203  Macquarie Airports**                                                                                 14,572,131
Brewery - 4.5%
         4,586,800  Anheuser-Busch InBev N.V. - VVPR Strips*                                                                 23,482
         5,465,914  InBev N.V.**                                                                                        139,015,967
                                                                                                                        139,039,449
Broadcast Services and Programming - 2.3%
         2,815,018  Liberty Global, Inc. - Class A*,**                                                                   41,014,812
         2,044,102  Liberty Global, Inc. - Class C*                                                                      29,271,541
                                                                                                                         70,286,353
Building Products - Cement and Aggregate - 1.6%
         5,385,923  Cemex S.A. de C.V. (ADR)*                                                                            41,956,340
         4,366,422  Gujarat Ambuja Cements, Ltd.                                                                          6,258,588
                                                                                                                         48,214,928
Cable Television - 2.7%
         3,776,590  DIRECTV Group, Inc.*,**                                                                              82,707,321
Casino Hotels - 0.6%
           623,310  Wynn Resorts, Ltd.*                                                                                  18,749,165
Commercial Banks - 2.1%
         3,233,743  ICICI Bank, Ltd.                                                                                     27,157,894
         2,352,584  ICICI Bank, Ltd. (ADR)                                                                               38,770,584
                                                                                                                         65,928,478
Computers - 0.8%
           279,970  Apple, Inc.                                                                                          25,233,696
Containers - Metal and Glass - 5.3%
         8,530,975  Owens-Illinois, Inc.*,**,***                                                                        162,088,525
Electric - Generation - 3.2%
        25,373,299  National Thermal Power Corporation, Ltd.                                                             97,692,907
Electric - Integrated - 2.0%
        37,794,800  Tenaga Nasional Berhad                                                                               61,446,021
Electric - Transmission - 2.8%
        49,108,965  Power Grid Corporation of India Limited                                                              87,631,448
Engineering - Research and Development Services - 1.3%
         2,970,568  Larsen & Toubro, Ltd.                                                                                41,476,133
Finance - Consumer Loans - 5.8%
        15,731,645  SLM Corp.*,**                                                                                       180,127,335
Finance - Investment Bankers/Brokers - 0.7%
           272,130  Goldman Sachs Group, Inc.**                                                                          21,969,055
Financial Guarantee Insurance - 0.4%
         1,574,680  Assured Guaranty, Ltd.                                                                               12,014,808
Forestry - 5.0%
         5,047,315  Plum Creek Timber Company, Inc.**                                                                   155,305,883
Independent Power Producer - 5.9%
         6,543,525  NRG Energy, Inc.*,**                                                                                152,856,744
         5,419,035  Reliant Energy, Inc.*                                                                                27,582,888
                                                                                                                        180,439,632
Investment Companies - 0.4%
        10,750,030  Australian Infrastructure Fund**                                                                     11,776,708
Medical - Biomedical and Genetic - 2.3%
         1,300,407  Amgen, Inc.                                                                                          71,327,324
Metal Processors and Fabricators - 0.4%
         6,711,673  Bharat Forge, Ltd.                                                                                   11,490,400
Multi-Line Insurance - 0.7%
           482,085  ACE, Ltd. (U.S. Shares)**                                                                            21,047,831
Multimedia - 6.6%
        11,140,764  Liberty Media Corp. - Entertainment - Class A*,**                                                   204,433,019
Oil Companies - Exploration and Production - 3.7%
         5,156,785  Forest Oil Corp.*,**,***                                                                             77,351,775
            23,600  OGX Petroleo E Gas Participacoes*                                                                     5,597,240
         4,748,336  Sandridge Energy, Inc.*                                                                              31,623,918
                                                                                                                        114,572,933
Paper and Related Products - 0.3%
        30,721,880  Ballarpur Industries, Ltd.***                                                                         9,146,695
Pipelines - 8.9%
         3,717,195  Enbridge, Inc.**                                                                                    122,036,328
         3,496,092  Kinder Morgan Management LLC*,**                                                                    151,975,119
                                                                                                                        274,011,447
Real Estate Management/Services - 2.3%
         6,296,545  CB Richard Ellis Group, Inc. - Class A*                                                              22,667,562
         3,751,000  Mitsubishi Estate Company, Ltd.                                                                      49,037,945
                                                                                                                         71,705,507
Real Estate Operating/Development - 7.9%
        23,227,000  CapitaLand, Ltd.**                                                                                   36,403,290
         8,649,012  St. Joe Co.*,**,***                                                                                 208,008,738
                                                                                                                        244,412,028
REIT - Diversified - 1.8%
         1,111,890  Vornado Realty Trust**                                                                               56,495,131
REIT - Mortgage - 0.5%
           875,400  Annaly Mortgage Management, Inc.                                                                     13,253,556
         2,057,783  Gramercy Capital Corp.                                                                                2,448,762
                                                                                                                         15,702,318
REIT - Warehouse and Industrial - 1.8%
         5,611,890  ProLogis                                                                                             56,175,019
Resorts and Theme Parks - 2.2%
         2,887,055  Vail Resorts, Inc.*,***                                                                              67,326,123
Retail - Major Department Stores - 0.4%
         3,593,672  Pantaloon Retail India, Ltd.                                                                         11,751,639
Soap and Cleaning Preparations - 0.7%
           571,544  Reckitt Benckiser PLC**                                                                              22,112,836
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,341,777,115)                                                                              2,953,124,589
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.2%
REIT - Diversified - 0.7%
       $29,844,000  Vornado Realty Trust, 2.8500%, due 4/1/27                                                            22,383,000
REIT - Warehouse/Industrial - 0.5%
        29,541,000  Prologis, 2.2500%, due 4/1/37                                                                        15,472,099
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $34,147,180)                                                                                 37,855,099
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0%
            38,888  S&P 500(R) Index
                    expires April 2009
                    exercise price $1,200.00** (premiums paid $5,833,200)                                                    77,776
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 5.7%
            33,439  iShares MSCI EAFE Index Fund
                    expires March 2009
                    exercise price $40.00                                                                                10,031,700
           135,938  iShares MSCI EAFE Index Fund
                    expires March 2009
                    exercise price $35.00                                                                                17,400,064
            85,539  iShares MSCI Emerging Markets Index Fund
                    expires March 2009
                    exercise price $21.00                                                                                11,889,921
           108,561  iShares MSCI Emerging Markets Index Fund
                    expires March 2009
                    exercise price $20.00                                                                                11,833,149
             3,580  S&P 500(R) Index
                    expires March 2009
                    exercise price $825.00                                                                               17,184,000
             3,595  S&P 500(R) Index
                    expires March 2009
                    exercise price $800.00                                                                               13,643,025
            38,888  S&P 500(R) Index
                    expires March 2009
                    exercise price $750.00                                                                               92,475,664
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $268,552,325)                                                             174,457,523
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.3%
        10,186,000  Janus Cash Liquidity LLC, 0% (cost $10,186,000)                                                      10,186,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,660,495,820) - 102.9%                                                                3,175,700,987
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short  - (2.9)%
Common Stock - (2.9)%
Commercial Banks - (0.8)%
           911,374  Deutsche Bank A.G.                                                                                  (23,773,662)
Investment Companies - (1.1)%
         1,455,700  iShares MSCI Emerging Markets Index Fund                                                            (32,942,491)
Metal - Aluminum - (1.0)%
         3,928,400  Alcoa, Inc.                                                                                         (30,602,236)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $90,105,174)                                                                      (87,318,389)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $4,570,390,646) -100%                                      $  3,088,382,598
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                    $   26,348,840              0.8%
Belgium                                                                         139,039,449              4.4%
Bermuda                                                                          12,014,808              0.4%
Brazil                                                                            5,597,240              0.2%
Canada                                                                          122,036,328              3.8%
India                                                                           331,376,287             10.4%
Japan                                                                            49,037,945              1.5%
Malaysia                                                                         61,446,021              1.9%
Mexico                                                                           41,956,340              1.3%
Singapore                                                                        36,403,290              1.2%
Switzerland                                                                      21,047,831              0.7%
United Kingdom                                                                   22,112,836              0.7%
United States++                                                               2,307,283,772             72.7%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $3,175,700,987            100.0%

++Includes Short-Term Securities (72.4% excluding Short Term Securities)

Summary of Investments by Country - (Short Positions)

                                                                 % of Securities
Country                                                Value          Sold Short
--------------------------------------------------------------------------------
Germany                                    $    (23,773,662)               27.2%
United States                                   (63,544,727)               72.8%
--------------------------------------------------------------------------------
Total                                      $    (87,318,389)              100.0%

Forward Currency Contracts, Open
As of January 31, 2009 (unaudited)

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold    Value in U.S. $          Gain/(Loss)
--------------------------------------------------------------------------------------
Australian Dollar 3/12/09            35,000,000   $     22,167,080    $        862,920
British Pound 3/5/09                 14,820,000         21,463,252          (1,007,354)
Singapore Dollar 3/12/09             65,800,000         43,588,118              45,834
--------------------------------------------------------------------------------------
Total                                             $     87,218,450    $        (98,600)

Schedule of Written Options - Calls                                    Value
--------------------------------------------------------------------------------
         ACE Limited
            expires February 2009
            4,820 contracts
            exercise price $50.00                                  $   (337,400)

         Goldman Sachs
            expires February 2009
            2,721 contracts
            exercise price $75.00                                    (2,652,975)

         Lockheed Martin Corp.
            expires February 2009
            4,327 contracts
            exercise price $85.00                                      (627,415)

         NRG Energy Inc.
            expires June 2009
            1,305 contracts
            exercise price $27.50                                      (215,325)

         NRG Energy Inc.
            expires June 2009
            41,888 contracts
            exercise price $27.50                                    (7,795,357)

         S&P 500 Index
            expires April 2009
            12,963 contracts
            exercise price $950.00                                  (14,129,670)

         S&P 500 Index
            expires June 2009
            25,925 contracts
            exercise price $950.00                                  (62,608,875)

         SLM Corp.
            expires February 2009
            864 contracts
            exercise price $12.50                                       (43,200)

         Vornado Realty Trust
            expires February 2009
            11,118 contracts
            exercise price $55.00                                    (1,979,004)

--------------------------------------------------------------------------------
Total Written Options - Calls
(Premiums received $118,354,738)                                   $(90,389,221)
--------------------------------------------------------------------------------

Schedule of Written Options - Puts                                    Value
--------------------------------------------------------------------------------
         Apple Inc.
            expires February 2009
            3,068 contracts
            exercise price $80.00                                  $   (257,098)

         S&P 500 Index
            expires March 2009
            3,889 contracts
            exercise price $650.00                                   (2,722,300)
--------------------------------------------------------------------------------
Total Written Options - Puts
 (Premiums received $3,316,633)                                    $ (2,979,398)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The VVPR strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2009.

                                    Purchases                  Sales                Realized       Dividend         Value
                                Shares     Cost        Shares         Cost         Gain/(Loss)      Income        at 1/31/09
-----------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
Ballarpur Industries, Ltd.         --   $     --        224,179   $     68,370    $     16,582    $    433,158   $  9,146,695
Owens-Illinois, Inc.*              --         --        285,905      5,725,125        (868,169)                   162,088,525
Forest Oil Corp.*                  --         --        133,860      7,344,586      (5,388,247)                    77,351,775
St. Joe Co.*                       --         --        289,860     13,065,419      (7,169,584)                   208,008,738
Vail Resorts, Inc.*                --         --         96,760      5,094,697      (3,449,596)                    67,326,123
-----------------------------------------------------------------------------------------------------------------------------
                                   --   $     --      1,060,564   $ 31,298,197    $(16,859,014)   $    433,158   $523,921,856
-----------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Contrarian Fund                           $  1,997,666,115             $  1,003,499,572             $          --

Investments in Purchased Options:
Janus Contrarian Fund                                147,319,599                   27,215,700

Investments in Securities Sold Short:
Janus Contrarian Fund                                (30,602,236)                 (56,716,153)                       --

Other Financial Instruments(a):
Janus Contrarian Fund                                 (6,069,217)                 (87,398,002)                        --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                           $  1,567,533,411

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.9%
Advertising Sales - 1.1%
         1,378,980  Lamar Advertising Co. - Class A*                                                               $      12,424,610
Aerospace and Defense - 0.8%
           611,510  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                   9,215,456
Aerospace and Defense - Equipment - 2.1%
           303,475  Alliant Techsystems, Inc.                                                                             24,523,815
Agricultural Chemicals - 1.7%
           273,430  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                20,468,970
Agricultural Operations - 0.5%
         8,392,800  Chaoda Modern Agriculture Holdings, Ltd.                                                               5,285,204
Airlines - 1.5%
           739,476  Ryanair Holdings PLC (ADR)*,**                                                                        17,762,214
Apparel Manufacturers - 2.6%
         2,845,700  Esprit Holdings, Ltd.                                                                                 15,178,783
           281,520  VF Corp.                                                                                              15,770,751
                                                                                                                          30,949,534
Applications Software - 0.9%
           509,320  Citrix Systems, Inc.*                                                                                 10,716,093
Auction House - Art Dealer - 0.2%
           118,470  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                          2,175,109
Batteries and Battery Systems - 1.9%
           476,940  Energizer Holdings, Inc.*                                                                             22,716,652
Casino Hotels - 0.7%
         2,296,105  Crown, Ltd.**                                                                                          7,993,809
Cellular Telecommunications - 1.3%
           607,825  Leap Wireless International, Inc.*                                                                    15,317,190
Commercial Services - 2.1%
         1,222,007  Iron Mountain, Inc.*                                                                                  25,002,263
Commercial Services - Finance - 2.4%
           297,380  Equifax, Inc.                                                                                          7,351,234
           403,692  Global Payments, Inc.                                                                                 14,012,149
           303,091  Paychex, Inc.                                                                                          7,362,080
                                                                                                                          28,725,463
Computer Services - 0.7%
           198,820  IHS, Inc. - Class A*                                                                                   8,708,316
Computers - 1.0%
           127,352  Apple, Inc.*                                                                                          11,478,236
Computers - Peripheral Equipment - 0.6%
           768,970  Logitech International S.A. (U.S. Shares)*                                                             7,374,422
Consulting Services - 0.7%
           564,145  Gartner Group, Inc.*                                                                                   7,988,293
Containers - Metal and Glass - 3.7%
           627,365  Ball Corp.                                                                                            24,053,173
         1,039,325  Owens-Illinois, Inc.*                                                                                 19,747,175
                                                                                                                          43,800,348
Decision Support Software - 1.5%
         1,007,819  MSCI, Inc.*                                                                                           17,495,738
Distribution/Wholesale - 1.6%
         9,352,720  Li & Fung, Ltd.                                                                                       18,747,800
Diversified Operations - 1.0%
           375,675  Cooper Industries, Ltd. - Class A                                                                     10,109,415
        21,073,919  Polytec Asset Holdings, Ltd.                                                                           1,349,092
                                                                                                                          11,458,507
Electric Products - Miscellaneous - 1.0%
           372,172  AMETEK, Inc.                                                                                          11,894,617
Electronic Connectors - 1.9%
           859,940  Amphenol Corp. - Class A                                                                              22,487,431
Electronic Measuring Instruments - 1.0%
           758,725  Trimble Navigation, Ltd.*                                                                             11,244,305
Entertainment Software - 0.5%
           346,125  Electronic Arts, Inc.*                                                                                 5,344,170
Fiduciary Banks - 1.1%
           226,295  Northern Trust Corp.                                                                                  13,016,488
Filtration and Separations Products - 0.8%
           368,350  Pall Corp.                                                                                             9,602,885
Finance - Consumer Loans - 0.9%
           737,816  Nelnet, Inc. - Class A                                                                                10,196,617
Finance - Other Services - 0.8%
            52,350  CME Group, Inc.                                                                                        9,104,189
Independent Power Producer - 1.6%
           810,020  NRG Energy, Inc.*                                                                                     18,922,067
Instruments - Controls - 0.7%
           128,650  Mettler-Toledo International, Inc.*                                                                    8,565,517
Instruments - Scientific - 1.8%
           576,144  Thermo Fisher Scientific, Inc.*                                                                       20,700,854
Internet Security - 1.2%
           893,785  Symantec Corp.*                                                                                       13,701,724
Investment Management and Advisory Services - 1.6%
            94,300  Eaton Vance Corp.                                                                                      1,804,902
         1,098,580  National Financial Partners Corp.                                                                      2,823,351
           527,855  T. Rowe Price Group, Inc.                                                                             14,558,241
                                                                                                                          19,186,494
Machinery - General Industrial - 2.2%
           630,695  Roper Industries, Inc.                                                                                25,946,792
Machinery - Pumps - 0.9%
           496,605  Graco, Inc.                                                                                           10,562,788
Medical - Biomedical and Genetic - 6.8%
           617,808  Celgene Corp.*                                                                                        32,712,933
           143,250  Genzyme Corp.*                                                                                         9,872,790
           383,432  Gilead Sciences, Inc.*                                                                                19,466,842
           187,055  Millipore Corp.*                                                                                      10,317,954
            98,540  Myriad Genetics, Inc.*                                                                                 7,348,128
                                                                                                                          79,718,647
Medical - Drugs - 0.9%
           230,705  Shire PLC (ADR)                                                                                       10,074,887
Medical - HMO - 0.8%
           653,338  Coventry Health Care, Inc.*                                                                            9,885,004
Medical Instruments - 0.7%
            82,520  Intuitive Surgical, Inc.*                                                                              8,518,540
Medical Products - 1.8%
           305,740  Covidien, Ltd.                                                                                        11,722,072
           260,615  Henry Schein, Inc.*                                                                                    9,754,819
                                                                                                                          21,476,891
Metal Processors and Fabricators - 1.4%
           254,450  Precision Castparts Corp.                                                                             16,526,528
Oil Companies - Exploration and Production - 3.2%
           271,555  EOG Resources, Inc.                                                                                   18,403,282
           647,650  Forest Oil Corp.*                                                                                      9,714,750
         1,462,667  SandRidge Energy, Inc.*                                                                                9,741,362
                                                                                                                          37,859,394
Oil Companies - Integrated - 2.1%
           439,055  Hess Corp.                                                                                            24,415,849
Physical Practice Management - 1.3%
           439,139  Mednax, Inc.*                                                                                         14,741,896
Pipelines - 1.5%
           397,295  Kinder Morgan Management LLC*                                                                         17,270,414
Power Converters and Power Supply Equipment - 0.2%
            94,587  Sunpower Corp. B-Shares*                                                                               2,498,989
Real Estate Management/Services - 0.8%
           403,630  Jones Lang LaSalle, Inc.                                                                               9,529,704
Real Estate Operating/Development - 1.1%
         5,783,000  Hang Lung Properties, Ltd.                                                                            12,984,304
Reinsurance - 2.1%
             8,329  Berkshire Hathaway, Inc. - Class B*                                                                   24,895,381
REIT - Diversified - 0.4%
         1,257,941  CapitalSource, Inc.                                                                                    4,578,905
Retail - Apparel and Shoe - 0.8%
           723,192  Nordstrom, Inc.                                                                                        9,177,306
Retail - Office Supplies - 1.0%
           729,305  Staples, Inc.                                                                                         11,625,122
Retail - Regional Department Stores - 0.8%
           266,095  Kohl's Corp.*                                                                                          9,768,347
Semiconductor Components/Integrated Circuits - 3.2%
         8,217,017  Atmel Corp.                                                                                           27,444,836
         2,385,590  Cypress Semiconductor Corp.*                                                                          10,759,011
                                                                                                                          38,203,847
Semiconductor Equipment - 1.6%
           943,190  KLA-Tencor Corp.                                                                                      18,901,528
Telecommunication Equipment - 1.6%
         1,274,090  CommScope, Inc.*                                                                                      18,372,378
Telecommunication Equipment - Fiber Optics - 0.4%
           485,245  Corning, Inc.                                                                                          4,905,827
Telecommunication Services - 3.9%
         1,095,395  Amdocs, Ltd. (U.S. Shares)*                                                                           18,534,083
         1,087,765  SAVVIS, Inc.*                                                                                          6,939,941
         2,602,775  Time Warner Telecom, Inc. - Class A*                                                                  19,911,228
                                                                                                                          45,385,252
Toys - 2.4%
         2,027,958  Mattel, Inc.                                                                                          28,776,724
Transportation - Railroad - 1.0%
           330,770  Canadian National Railway Co. (U.S. Shares)                                                           11,576,950
Transportation - Services - 1.8%
           259,230  C.H. Robinson Worldwide, Inc.                                                                         11,919,396
           344,530  Expeditors International of Washington, Inc.                                                           9,581,379
                                                                                                                          21,500,775
Transportation - Truck - 1.6%
           438,360  Con-Way, Inc.                                                                                          9,657,070
           257,550  Landstar System, Inc.                                                                                  9,238,319
                                                                                                                          18,895,389
Web Hosting/Design - 2.2%
           493,106  Equinix, Inc.*                                                                                        26,307,205
Wireless Equipment - 2.9%
         1,749,780  Crown Castle International Corp.*                                                                     34,155,706
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,640,048,433)                                                                               1,163,332,669
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.1%
        13,175,000  Janus Cash Liquidity LLC, 0% (cost $13,175,000)                                                       13,175,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,653,223,433) - 100%                                                               $   1,176,507,669
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                    $    7,993,809              0.7%
Bermuda                                                                          55,758,069              4.7%
Brazil                                                                            9,215,456              0.8%
Canada                                                                           34,221,029              2.9%
Cayman Islands                                                                    6,634,296              0.6%
Guernsey                                                                         18,534,083              1.6%
Hong Kong                                                                        12,984,304              1.1%
Ireland                                                                          17,762,214              1.5%
Switzerland                                                                       7,374,422              0.6%
United Kingdom                                                                   10,074,887              0.9%
United States++                                                                 995,955,100             84.6%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $1,176,507,669            100.0%

++Includes Short-Term Securities (83.5% excluding Short Term Securities)

Forward Currency Contracts, Open
As of January 31, 2009 (unaudited)

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold     Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------
Australian Dollar 2/6/09              5,900,000   $      3,746,745    $        262,905
Australian Dollar 3/12/09             6,390,000          4,047,075             157,545
Euro 3/5/09                          14,356,365         18,369,933             194,139
--------------------------------------------------------------------------------------
Total                                             $     26,163,753    $        614,589

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Enterprise Fund                           $  1,064,741,121             $    111,766,548             $         --

Other Financial Instruments(a):
Janus Enterprise Fund                                         --                      614,589                       --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Enterprise Fund                                           $     25,756,023

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 53.4%
Aerospace and Defense - 0.3%
        $2,150,000  Lockheed Martin Corp., 6.1500%, due 9/1/36                                                     $       2,132,944
Beverages - Non-Alcoholic - 1.0%
         2,498,000  Dr. Pepper Snapple Group, 6.1200%, due 5/1/13                                                          2,456,661
         1,691,000  Dr. Pepper Snapple Group, 6.8200%, due 5/1/18                                                          1,600,004
         1,993,000  Dr. Pepper Snapple Group, 7.4500%, due 5/1/38                                                          1,801,437
         2,125,000  PepsiCo, due Inc., 7.9000%, due 11/1/18                                                                2,635,341
                                                                                                                           8,493,443
Beverages - Wine and Spirits - 0.5%
         3,978,000  Brown Forman Corp., 5.0000%, due 2/1/14                                                                4,019,606
Brewery - 1.8%
         4,100,000  Anheuser-Busch InBev N.V., 7.2000%, due 1/15/14 (144A)                                                 4,165,912
         4,100,000  Anheuser-Busch InBev N.V., 7.7500%, due 1/15/19 (144A)                                                 4,159,143
         6,450,000  Anheuser-Busch InBev N.V., 8.2000%, due 1/15/39 (144A)                                                 6,499,780
                                                                                                                          14,824,835
Building Products - Cement and Aggregate - 0.2%
         1,725,000  Martin Marietta Materials Corp., 6.6000%, due 4/15/18                                                  1,406,432
Cable Television - 3.6%
         1,946,000  Comcast Corp., 6.3000%, due 11/15/17                                                                   1,951,747
         2,861,000  Comcast Corp., 5.7000%, due 5/15/18                                                                    2,781,690
         3,367,000  Cox Communications, Inc., 4.6300%, due 1/15/10                                                         3,340,067
         6,015,000  Cox Communications, Inc., 6.2500%, due 6/1/18 (144A)                                                   5,482,432
         2,150,000  Cox Communications, Inc., 9.3800%, due 1/15/19 (144A)                                                  2,312,721
         6,561,000  Cox Communications, Inc., 6.9500%, due 6/1/38 (144A)                                                   5,832,066
         1,851,000  Time Warner Cable, Inc., 6.7500%, due 7/1/18                                                           1,807,663
         1,050,000  Time Warner Cable, Inc., 8.7500%, due 2/14/19                                                          1,169,240
         4,092,000  Time Warner Cable, Inc., 7.3000%, due 7/1/38                                                           4,255,324
                                                                                                                          28,932,950
Cellular Telecommunications - 1.5%
         3,768,000  Rogers Communications, 6.3800%, due 3/1/14                                                             3,666,705
         3,900,000  Verizon Wireless 7.3800%, due 11/15/13                                                                 4,218,240
         3,900,000  Verizon Wireless 8.5000%, due 11/15/18                                                                 4,474,509
                                                                                                                          12,359,454
Chemicals - Diversified - 0.2%
         1,914,000  E.I. DuPont De Nemours, 5.0000%, due 7/15/13                                                           1,986,491
Coal - 0.2%
         1,623,000  Arch Western Finance, 6.7500%, due 7/1/13                                                              1,537,793
Commercial Banks - 0.6%
         3,933,000  Credit Suisse New York, 5.0000%, due 5/15/13                                                           3,809,882
         1,075,000  Sovereign Bancorp, Inc., 2.7500%, due 1/17/12                                                          1,087,086
                                                                                                                           4,896,968
Commercial Services - 0.6%
         2,048,000  Aramark Services, Inc., 8.5000%, due 2/1/15                                                            1,991,680
         2,826,000  Iron Mountain, Inc., 8.6300%, due 4/1/13                                                               2,815,403
                                                                                                                           4,807,083
Consumer Products - Miscellaneous - 0.4%
           922,000  Clorox Co., 5.0000%, due 3/1/13                                                                          930,075
         1,629,000  Clorox Co., 5.9500%, due 10/15/17                                                                      1,640,917
           650,000  Kimberly-Clark Corp., 7.5000%, due 11/1/18                                                               763,610
                                                                                                                           3,334,602
Cosmetics and Toiletries - 0.6%
         1,475,000  Estee Lauder Companies, Inc., 7.7500%, due 11/1/13                                                     1,617,489
         2,962,000  Proctor & Gamble Co., 4.6000%, due 1/15/14                                                             3,135,372
                                                                                                                           4,752,861
Data Processing and Management - 0.2%
         1,839,000  Fiserv, due Inc., 6.8000%, due 11/20/17                                                                1,622,851
Diversified Operations - 5.1%
         7,066,000  3M Company, 4.3800%, due 8/15/13                                                                       7,335,370
         1,367,000  Dover Corp., 5.4500%, due 3/15/18                                                                      1,377,653
           680,000  Dover Corp., 6.6000%, due 3/15/38                                                                        713,555
         1,696,000  Eaton Corp., 4.9000%, due 5/15/13                                                                      1,685,544
         2,150,000  Goldman Sachs Group Inc 5.4500%, due 11/1/12                                                           2,075,322
         3,925,000  Goldman Sachs Group Inc 7.5000%, due 2/15/19                                                           3,895,563
         7,888,000  JPMorgan Chase & Co., 6.0000%, due 1/15/18                                                             7,920,159
         2,406,000  Kansas City Southern, 7.5000%, due 6/15/09                                                             2,436,075
         1,425,000  Kansas City Southern, 13.0000%, due 12/15/13                                                           1,474,875
         2,150,000  Lantronix Warrants, 2.1300%, due 6/22/12                                                               2,127,677
         3,950,000  Morgan Stanley, 2.0000%, due 9/22/11                                                                   3,939,410
         2,375,000  Morgan Stanley, 6.0000%, due 4/28/15                                                                   2,152,415
         1,272,000  SPX Corp., 7.6300%, due 12/15/14 (144A)                                                                1,170,240
         3,228,000  Tyco International Finance, 8.5000%, due 1/15/19                                                       3,427,071
                                                                                                                          41,730,929
Electric - Generation - 0.8%
         2,048,000  Allegheny Energy Supply, 8.2500%, due 4/15/12 (144A)                                                   2,053,120
         4,405,000  Edison Mission Energy, 7.0000%, due 5/15/17                                                            4,096,650
                                                                                                                           6,149,770
Electric - Integrated - 6.6%
         1,400,000  Centerpoint Energy Houston, 7.0000%, due 3/1/14                                                        1,441,180
         3,999,000  CMS Energy Corp., 6.3000%, due 2/1/12                                                                  3,755,617
           685,000  Consumers Energy Co., 5.6500%, due 9/15/18                                                               665,484
         4,100,000  Duke Energy Carolinas, 6.3000%, due 2/1/14                                                             4,205,190
           970,000  Duke Energy Carolinas, 5.1000%, due 4/15/18                                                              970,349
         1,365,000  Duke Energy Carolinas, 6.0500%, due 4/15/38                                                            1,397,439
         2,600,000  Entergy Corp., 7.1300%, due 2/1/19                                                                     2,534,126
         1,500,000  Indiana Michigan Power, 7.0000%, due 3/15/19                                                           1,505,880
         2,125,000  MidAmerican Energy Holdings, 5.9500%, due 5/15/37                                                      1,941,757
         2,150,000  MidAmerican Energy Holdings, 6.5000%, due 9/15/37                                                      2,114,706
         3,550,000  Monongahela Power Co., 6.7000%, due 6/15/14                                                            3,571,474
         2,503,000  Oncor Electric Delivery, 5.9500%, due 9/1/13 (144A)                                                    2,447,959
         1,652,000  Pacific Gas and Electric Co., 4.8000%, due 3/1/14                                                      1,665,854
         1,050,000  Pacificorp, 5.5000%, due 1/15/19                                                                       1,078,787
         1,259,000  Pacificorp, 6.2500%, due 10/15/37                                                                      1,288,097
         1,475,000  Pacificorp. 6.0000%, due 1/15/39                                                                       1,489,740
         4,250,000  PG&E Corp., 8.2500%, due 10/15/18                                                                      5,247,496
           568,000  Public Service Colorado, 5.8000%, due 8/1/18                                                             595,701
         3,902,000  Southern California Edison Co., 7.6300%, due 1/15/10                                                   4,044,852
         3,484,000  Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                   3,530,546
         4,250,000  Virginia Electric & Power Co., 8.8800%, due 11/15/38                                                   5,483,397
         3,448,000  West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                      3,086,722
                                                                                                                          54,062,353
Electronic Components - Semiconductors - 0.4%
         3,600,000  National Semiconductor Corp., 2.2500%, due 6/15/10 **, *                                               3,078,976
Enterprise Software/Services - 0.4%
         3,886,000  BMC Software, Inc., 7.2500%, due 6/1/18                                                                3,475,681
Fiduciary Banks - 0.2%
         1,985,000  Bank of America Corp., 4.5000%, due 4/1/13                                                             1,980,300
Finance - Consumer Loans - 0.6%
         3,200,000  Deere & Co., 2.87500%, due 6/19/12                                                                     3,245,357
         1,488,000  John Deere Capital Corp., 4.8800%, due 10/15/10                                                        1,521,984
                                                                                                                           4,767,341
Finance - Investment Bankers/Brokers - 0.2%
         2,150,000  Morgan Stanley, 6.6300%, due 4/1/18                                                                    1,967,493
Food - Miscellaneous/Diversified - 1.4%
         2,157,000  General Mills, due Inc., 5.2500%, due 8/15/13                                                          2,208,399
         1,436,000  General Mills, due Inc., 5.2000%, due 3/17/15                                                          1,433,134
         2,150,000  General Mills Inc, 5.6500%, due 2/15/19                                                                2,189,560
         1,014,000  Kellogg Company, 4.2500%, due 3/6/13                                                                   1,023,063
         2,450,000  Kraft Foods, Inc., 6.7500%, due 2/19/14                                                                2,654,345
         2,125,000  Kraft Foods, Inc., 6.1300%, due 2/1/18                                                                 2,166,886
                                                                                                                          11,675,387
Food - Retail - 1.9%
         1,000,000  Delhaize Group, 5.8800%, due 2/1/14                                                                    1,009,216
         1,475,000  Kroger Co., 7.5000%, due 1/15/14                                                                       1,644,360
           893,000  Kroger Co., 6.1500%, due 1/15/20                                                                         888,750
         3,575,000  Safeway, Inc., 6.2500%, due 3/15/14                                                                    3,773,380
           955,000  Stater Brothers Holdings, Inc., 8.1300%, due 6/15/12                                                     945,450
         1,553,000  Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                   1,420,995
         5,814,000  Supervalu, Inc., 7.5000%, due 11/15/14                                                                 5,552,370
                                                                                                                          15,234,521
Gas - Distribution - 0.2%
           955,000  Centerpoint Energy, Inc., 6.5000%, due 5/1/18                                                            802,171
         1,025,000  Southern Star Central Corp., 6.0000%, due 6/1/16 (144A)                                                  866,125
                                                                                                                           1,668,296
Independent Power Producer - 0.6%
         2,571,000  NRG Energy, Inc., due 7.3800%, due 2/1/16                                                              2,448,877
         2,583,000  Reliant Energy, Inc., 7.6300%, due 6/15/14                                                             2,111,603
           530,000  Reliant Energy, Inc., 7.8800%, due 6/15/17                                                               429,300
                                                                                                                           4,989,780
Medical - Biomedical and Genetic - 0.7%
         2,150,000  AMGEN, Inc., 5.7000%, due 2/1/19                                                                       2,234,512
         3,225,000  AMGEN, Inc., 6.4000%, due 2/1/39                                                                       3,343,545
                                                                                                                           5,578,057
Medical - HMO - 0.2%
         1,950,000  UnitedHealth Group, 5.8000%, due 3/15/36                                                               1,534,328
Medical - Hospitals - 0.5%
         2,052,000  HCA, Inc., 6.5000%, due 2/15/16                                                                        1,436,400
         2,392,000  HCA, Inc., 9.2500%, due 11/15/16                                                                       2,284,360
                                                                                                                           3,720,760
Medical Products - 0.8%
         2,049,000  Covidien International, 5.4500%, due 10/15/12                                                          2,065,038
         4,192,000  Covidien International, 6.0000%, due 10/15/17                                                          4,264,236
                                                                                                                           6,329,274
Metal - Diversified - 0.2%
         1,751,000  Freeport-McMoRan Copper & Gold, Inc., 8.3800%, due 4/1/17                                              1,453,330
Multimedia - 0.300%
         2,150,000  Walt Disney Company, 4.5000%, due 12/15/13                                                             2,215,235

Non-Hazardous Waste Disposal - 0.6%
         2,528,000  Allied Waste Industries, Inc., 6.5000%, due 11/15/10                                                   2,528,000
         2,177,000  Waste Management, Inc., 7.3800%, due 8/1/10                                                            2,228,109
                                                                                                                           4,756,109
Office Automation and Equipment - 0.4%
           742,000  Xerox Corp., 2.6000%, due 12/18/09 **                                                                    690,047
         1,362,000  Xerox Corp., 5.6500%, due 5/15/13                                                                      1,235,699
         1,953,000  Xerox Corp., 6.3500%, due 5/15/18                                                                      1,616,107
                                                                                                                           3,541,853
Oil - Field Services - 0.4%
         2,050,000  Weatherford International, 9.6300%, due 3/1/19                                                         2,086,467
         1,525,000  Weatherford International, 9.8800%, due 3/1/39                                                         1,474,869
                                                                                                                           3,561,336
Oil and Gas Drilling - 0.4%
         3,213,000  Nabors Industries Ltd., 9.2500%, due 1/15/19 (144A)                                                    3,099,896
Oil Companies - Exploration and Production - 0.6%
         1,300,000  Devon Energy Corp., 5.6300%, due 1/15/14                                                               1,323,192
         1,075,000  Devon Energy Corp., 6.3000%, due 1/15/19                                                               1,075,706
           260,000  Forest Oil Corp., 8.0000%, due 12/15/11                                                                  250,250
         1,869,000  Kerr-McGee Corp., 6.8800%, due 9/15/11                                                                 1,856,121
                                                                                                                           4,505,269
Oil Companies - Integrated - 3.3%
         7,200,000  ConocoPhillips, 4.7500%, due 2/1/14                                                                    7,260,480
         4,800,000  ConocoPhillips, 5.7500%, due 2/1/19                                                                    4,821,600
         5,800,000  ConocoPhillips, 6.5000%, due 2/1/39                                                                    5,777,380
           975,000  Hess Corp., 0.0000%, due 2/15/14                                                                         988,943
         7,550,000  Hess Corp., 8.1300%, due 2/15/19                                                                       7,720,630
                                                                                                                          26,569,033
Pipelines - 3.1%
         1,150,000  El Paso Corp., 12.0000%, due 12/12/13                                                                  1,233,375
         3,162,000  El Paso Corp., 7.0000%, due 6/15/17                                                                    2,893,230
         1,500,000  El Paso Corp., 7.1300%, due 1/15/19                                                                    1,589,912
         2,575,000  Enbridge Energy Partners, 9.8800%, due 3/1/19                                                          2,712,454
           656,000  Kinder Morgan Energy Partners N.T., 5.9500%, due 2/15/18                                                 626,889
         5,927,000  Kinder Morgan Energy Partners N.T., 6.9500%, due 1/15/38                                               5,610,208
         8,190,000  Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                         7,063,874
         1,009,000  Plains All-American Pipelines, 6.5000%, due 5/1/18                                                       844,974
         2,150,000  Trans-Canada Pipelines, 7.6300%, due 1/15/39                                                           2,237,625
                                                                                                                          24,812,541
Publishing - Books - 0.3%
         1,075,000  Reed Elsevier PLC, 7.7500%, due 1/15/14                                                                1,063,696
         1,075,000  Reed Elsevier PLC, 8.6300%, due 1/15/19                                                                1,078,113
                                                                                                                           2,141,809
Reinsurance - 0.6%
         3,745,000  Berkshire Hathaway, Inc., 5.0000%, due 8/15/13                                                         3,863,278
         1,275,000  Berkshire Hathaway, Inc., 4.6300%, due 10/15/13                                                        1,292,218
                                                                                                                           5,155,496
Retail - Discount - 0.4%
         1,365,000  Wal-Mart Stores, Inc., 4.2500%, due 4/15/13                                                            1,448,324
         1,365,000  Wal-Mart Stores, Inc., 6.2000%, due 4/15/38                                                            1,475,737
                                                                                                                           2,924,061
Schools - 0.6%
         1,600,000   Duke University, 4.2000%, due 4/1/14                                                                  1,631,903
         1,050,000   Duke University, 5.1500%, due 4/1/19                                                                  1,080,051
         1,075,000   Princeton University, 4.9500%, due 3/1/19                                                             1,079,193
         1,075,000   Princeton University, 5.7000%, due 3/1/39                                                             1,079,580
                                                                                                                           4,870,727
Special Purpose Entity - 0.4%
         1,742,000  Petroplus Finance, Ltd., 6.7500%, due 5/1/14 (144A)                                                    1,297,790
         1,285,000  Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                      931,625
         1,390,000  Source Gas LLC, 5.9000%, due 4/1/17##                                                                  1,052,338
                                                                                                                           3,281,753
Steel - Producers - 0.4%
         4,093,000  Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                      3,274,400
Super-Regional Banks - 3.6%
         7,725,000  Bank of America Corp., 1.7000%, due 12/23/10                                                           7,743,409
         3,893,000  Bank of America Corp., 4.9000%, due 5/1/13                                                             3,716,877
         8,073,000  Bank of America Corp., 8.0000%, due 7/30/99 **                                                         4,275,864
         2,975,000  PNC Financial Services Group I, 2.3000%, due 6/22/12                                                   2,959,955
         2,150,000  Wachovia, Corp., 5.7500%, due 2/1/18                                                                   2,115,925
         4,887,000  Wells Fargo Co., 5.6300%, due 12/11/17                                                                 4,787,325
         4,125,000  Wells Fargo Capital XV, 9.7500%, due 3/26/99 **                                                    3,877,500
                                                                                                                          29,476,855
Telephone - Integrated - 3.6%
         5,583,000  AT&T, Inc., 4.9500%, due 1/15/13                                                                       5,690,585
         1,430,000  AT&T, Inc., 5.5000%, due 2/1/18                                                                        1,420,593
         1,951,000  AT&T, Inc., 5.6000%, due 5/15/18                                                                       1,947,463
         4,775,000  AT&T, Inc., 6.5500%, due 2/15/39                                                                       4,755,423
         2,566,000  BellSouth Corp., 4.7500%, due 11/15/12                                                                 2,604,664
         2,675,000  Verizon Communications, Inc., 5.2500%, due 2/1/12 (144A)                                                       0
         4,475,000  Verizon Communications, Inc., 5.5500%, due 2/1/14 (144A)                                                       0
         1,725,000  Verizon Communications, Inc., 8.7500%, due 11/1/18                                                     2,009,211
         3,900,000  Verizon Communications, Inc., 6.4000%, due 2/15/38                                                     3,860,298
                                                                                                                          22,288,237
Transportation - Railroad - 1.0%
         1,637,000  Burlington North Santa Fe, 5.7500%, due 3/15/18                                                        1,609,590
         1,900,000  CSX Corp., 8.3800%, due 10/15/14                                                                       1,953,599
           614,000  Kansas City Southern Mex., 7.3800%, due 6/1/14                                                           528,040
         3,975,000  Union Pacific Corp., 5.7000%, due 8/15/18                                                              3,808,678
                                                                                                                           7,899,907
Transportation - Services - 0.4%
         1,104,000  FedEx Corp., 5.5000%, due 8/15/09                                                                      1,108,649
         2,150,000  FedEx Corp., 8.0000%, due 1/15/19                                                                      2,236,509
                                                                                                                           3,345,158
Wireless Equipment - 0.6%
         3,720,000  Rogers Communications, Inc., 6.8000%, due 8/15/18                                                      3,869,469
           925,000  Rogers Communications, Inc., 7.5000%, due 8/15/38                                                        973,044
                                                                                                                           4,842,513
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $435,493,388)                                                                                434,179,556
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 15.4%
U.S. Government Agencies - 15.4%
                    Fannie Mae:
           483,737     6.5000%, due 11/1/17                                                                                  504,903
         1,376,357     5.0000%, due 11/1/18                                                                                1,416,224
           391,401     5.5000%, due 8/1/19                                                                                   404,451
           134,679     5.5000%, due 9/1/19                                                                                   139,315
           914,430     5.5000%, due 9/1/19                                                                                   944,917
         1,306,050     6.0000%, due 10/1/21                                                                                1,360,171
         2,625,804     6.0000%, due 11/1/23                                                                                2,734,613
         1,964,276     5.5000%, due 9/1/24                                                                                 2,014,891
           476,234     7.0000%, due 11/1/28                                                                                  506,408
           640,163     6.5000%, due 2/1/31                                                                                   672,150
         1,157,673     7.0000%, due 2/1/32                                                                                 1,231,023
         4,002,318     6.0000%, due 10/1/32                                                                                4,148,570
         3,512,515     5.5000%, due 2/1/33                                                                                 3,611,232
           962,415     6.5000%, due 3/1/33                                                                                 1,009,644
         2,486,475     5.5000%, due 11/1/33                                                                                2,554,802
         4,463,034     6.0000%, due 7/1/34                                                                                 4,629,501
           303,856     6.5000%, due 9/1/34                                                                                   317,434
           640,325     5.5000%, due 11/1/34                                                                                  657,120
         4,255,831     5.5000%, due 11/1/34                                                                                4,367,458
         1,261,104     6.5000%, due 1/1/36                                                                                 1,315,502
         3,049,098     6.0000%, due 3/1/36                                                                                 3,146,224
        16,351,314     6.0000%, due 7/1/36                                                                                16,872,171
           653,807     6.0000%, due 8/1/36                                                                                   674,633
         1,105,070     6.0000%, due 1/1/37                                                                                 1,140,271
         3,617,207     5.5000%, due 6/1/37                                                                                 3,705,663
         5,204,930     6.0000%, due 12/1/37                                                                                5,369,914
         8,793,424     6.5000%, due 1/1/38                                                                                 9,170,862
         4,451,906     5.5000%, due 3/1/38                                                                                 4,560,774
         3,638,955     6.0000%, due 3/1/38                                                                                 3,754,302
         2,654,850     5.5000%, due 6/1/38                                                                                 2,719,772
                    Freddie Mac:
           627,185     5.5000%, due 1/1/16                                                                                   650,056
         1,190,207     5.5000%, due 1/1/18                                                                                 1,234,094
           808,689     5.5000%, due 2/1/21                                                                                   834,767
           821,284     5.0000%, due 4/1/21                                                                                   841,351
         2,157,150     5.5000%, due 10/1/21                                                                                2,226,712
         2,157,773     6.0000%, due 8/1/23                                                                                 2,247,863
         1,253,726     6.0000%, due 11/1/33                                                                                1,300,179
         1,986,124     6.0000%, due 2/1/34                                                                                 2,058,251
           661,095     6.5000%, due 7/1/34                                                                                   695,392
           578,745     5.5000%, due 12/1/34                                                                                  593,678
         2,146,078     5.5000%, due 12/1/34                                                                                2,201,452
         3,699,023     6.0000%, due 9/1/37                                                                                 3,816,274
        13,079,385     6.0000%, due 2/1/38                                                                                13,508,090
         2,427,837     6.5000%, due 9/1/38                                                                                 2,533,286
         4,369,290     6.5000%, due 9/1/38                                                                                 4,559,063
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $122,001,076)                                                                     124,955,423
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 4.3%
                     Fannie Mae:
         7,692,000     2.8800%, due 10/12/10                                                                               7,883,500
         3,821,000     3.6300%, due 8/15/11                                                                                3,989,174
         7,490,000     3.8800%, due 7/12/13                                                                                7,953,960
                     Freddie Mac:
         7,692,000     3.1300%, due 10/25/10                                                                               7,919,045
         3,821,000     3.8800%, due 6/29/11                                                                                4,009,845
         1,333,000     3.7500%, due 6/28/13                                                                                1,408,840
         1,616,000     4.8800%, due 6/13/18                                                                                1,756,556
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agencies (cost $33,554,761)                                                                                34,920,920
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 21.4%
                    U.S. Treasury Notes/Bonds:
         7,861,000     3.2500%, due 12/31/09                                                                               8,055,072
        27,950,000     4.5000%, due 5/15/10                                                                               29,336,571
         2,756,000     2.6300%, due 5/31/10                                                                                2,829,423
         5,605,000     2.3800%, due 8/31/10                                                                                5,753,661
        14,300,000     2.0000%, due 9/30/10                                                                               14,599,971
        24,450,000     0.8800%, due 12/31/10                                                                              24,436,625
         2,040,000     5.1300%, due 6/30/11                                                                                2,233,800
         4,775,000     1.7500%, due 11/15/11                                                                               4,835,070
        13,042,000     1.1300%, due 1/15/12                                                                               12,959,470
        16,000,000     4.6300%, due 2/29/12                                                                               17,555,008
         3,470,000     4.7500%, due 5/31/12                                                                                3,842,484
         4,125,732     0.6300%, due 4/15/13 +++                                                                            3,987,776
           747,000     3.1300%, due 8/31/13                                                                                  793,279
        13,893,000     3.1300%, due 9/30/13                                                                               14,737,430
            35,000     2.7500%, due 10/31/13                                                                                  36,567
           455,000     2.0000%, due 11/30/13                                                                                 459,301
        21,950,000     1.5000%, due 12/31/13                                                                              21,629,332
         1,055,375     1.3800%, due 7/15/18 +++                                                                            1,015,799
           283,000     4.0000%, due 8/15/18                                                                                  310,681
           475,000     3.7500%, due 11/15/18                                                                                 511,518
         4,100,000     2.1300%, due 1/15/19 +++                                                                            4,251,188
            72,000     7.2500%, due 8/15/22                                                                                   97,808
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $170,073,782)                                                                      174,267,834
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.6%
        44,814,000  Janus Cash Liquidity LLC, (cost $44,814,000)                                                          44,814,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $805,937,007) - 100%                                                                 $     813,137,733
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Belgium                                                                      $    1,009,216             0.1%
Bermuda                                                                           5,790,751             0.7%
Canada                                                                           19,400,630             2.4%
Luxembourg                                                                        9,756,345             1.2%
Mexico                                                                              528,040             0.1%
Netherlands                                                                       1,078,112             0.1%
Switzerland                                                                       3,809,882             0.5%
United States++                                                                 771,764,757            94.9%
-----------------------------------------------------------------------------------------------------------------
Total                                                                        $  813,137,733           100.0%

++Includes Short-Term Securities and Other Securities (89.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

*     Security is Illiquid.

+++   Security is a U.S. Treasury Inflation-Protected Security (TIPS).

**    Rate is subject to change. Rate shown reflects current rate.

## Schedule of Restricted and Illiquid Securities (as of January 31, 2009)

                                                     Acquisition           Acquisition                            Value as a
                                                         Date                 Cost              Value           % of Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Source Gas LLC, 5.9000%, due 4/1/17                   4/11/07-9/20/07   $      1,383,772   $      1,052,338                0.1%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Flexible Bond Fund                               --                    $ 813,137,733                           --
------------------------------------------------------------------------------------------------------------------------------------

Janus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.8%
Aerospace and Defense - 2.1%
         2,350,460  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                           $      35,421,432
           795,865  Lockheed Martin Corp.                                                                                 65,292,765
           868,125  Northrop Grumman Corp.                                                                                41,774,175
                                                                                                                         142,488,372
Agricultural Chemicals - 1.0%
           463,475  Monsanto Co.                                                                                          35,251,908
           159,831  Syngenta A.G.                                                                                         30,941,878
                                                                                                                          66,193,786
Applications Software - 2.1%
         8,320,420  Microsoft Corp.                                                                                      142,279,182
Athletic Footwear - 0.3%
           664,288  Adidas - Salomon A.G. **                                                                              23,078,991
Brewery - 6.1%
        16,481,859  Anheuser-Busch InBev N.V. **                                                                         419,187,270
        10,142,680  Anheuser-Busch InBev N.V. - VVPR Strips*, **                                                              51,925
                                                                                                                         419,239,195
Cable Television - 0.3%
           885,135  DIRECTV Group, Inc.*                                                                                  19,384,457
Casino Hotels - 0.8%
         7,397,995  Crown, Ltd. **                                                                                        25,755,860
         3,612,180  MGM Mirage*                                                                                           28,897,440
                                                                                                                          54,653,300
Chemicals - Diversified - 1.1%
         1,465,425  Bayer A.G. **                                                                                         78,468,146
Commercial Services - Finance - 1.0%
         1,213,446  Automatic Data Processing, Inc.                                                                       44,084,493
         2,102,045  Western Union Co.                                                                                     28,713,935
                                                                                                                          72,798,428
Computers - 5.6%
         1,696,141  Apple, Inc.                                                                                          152,873,189
         2,942,035  Hewlett-Packard Co.                                                                                  102,235,716
           662,785  IBM Corp.                                                                                             60,744,245
         1,296,650  Research In Motion, Ltd. (U.S. Shares)*, **                                                           71,834,410
                                                                                                                         387,687,560
Consumer Products - Miscellaneous - 0.6%
           829,640  Kimberly-Clark Corp.                                                                                  42,701,571
Cosmetics and Toiletries - 1.5%
         1,581,100  Colgate-Palmolive Co.                                                                                102,834,744
Diversified Operations - 2.5%
         1,606,315  Danaher Corp.                                                                                         89,841,198
           779,305  Illinois Tool Works, Inc.                                                                             25,452,101
           994,631  Siemens A.G. **                                                                                       55,777,411
                                                                                                                         171,070,710
E-Commerce/Services - 0.5%
         2,982,220  eBay, Inc.*                                                                                           35,846,284
Electric - Generation - 1.5%
        13,154,275  AES Corp.*                                                                                           104,050,315
Electric Products - Miscellaneous - 0.6%
         1,175,582  Emerson Electric Co.                                                                                  38,441,531
Electronic Components - Semiconductors - 0.8%
           536,350  Microchip Technology, Inc.                                                                            10,174,560
         2,819,180  Texas Instruments, Inc.                                                                               42,146,741
                                                                                                                          52,321,301
Electronic Connectors - 0.5%
         1,334,520  Amphenol Corp. - Class A                                                                              34,897,698
Electronic Measuring Instruments - 0.9%
           331,880  Keyence Corp. **                                                                                      60,240,834
Energy - Alternate Sources - 0.4%
         4,083,680  EDP Renovaveis S.A.*, **                                                                              30,351,760
Enterprise Software/Services - 2.4%
        10,073,545  Oracle Corp.*                                                                                        169,537,762
Finance - Investment Bankers/Brokers - 2.2%
           921,690  Goldman Sachs Group, Inc.                                                                             74,408,034
         2,932,520  JP Morgan Chase & Co.                                                                                 74,808,585
                                                                                                                         149,216,619
Food - Miscellaneous/Diversified - 1.2%
         2,000,705  Nestle S.A.                                                                                           69,196,566
           779,075  Unilever PLC **                                                                                       17,158,671
                                                                                                                          86,355,237
Food - Retail - 1.4%
        18,668,239  Tesco PLC **                                                                                          96,672,280
Forestry - 0.8%
         1,993,477  Weyerhaeuser Co.                                                                                      54,501,661
Independent Power Producer - 1.7%
         4,908,947  NRG Energy, Inc.*                                                                                    114,673,002
Industrial Gases - 1.1%
         1,262,540  Praxair, Inc.                                                                                         78,605,740
Internet Security - 0.4%
         2,049,900  Symantec Corp.*                                                                                       31,424,967
Investment Management and Advisory Services - 0.8%
         1,896,635  T. Rowe Price Group, Inc.                                                                             52,309,193
Medical - Biomedical and Genetic - 6.4%
         2,910,376  Celgene Corp.*                                                                                       154,104,409
         1,847,668  Genentech, Inc.*, **                                                                                 150,104,548
         2,783,255  Gilead Sciences, Inc.*                                                                               141,305,856
                                                                                                                         445,514,813
Medical - Drugs - 2.6%
           958,538  Roche Holding A.G.                                                                                   134,822,813
         1,094,735  Wyeth                                                                                                 47,040,763
                                                                                                                         181,863,576
Medical - HMO - 6.4%
         3,338,285  Coventry Health Care, Inc.*                                                                           50,508,252
        13,797,550  UnitedHealth Group, Inc.                                                                             390,884,591
                                                                                                                         441,392,843
Medical Products - 2.7%
         1,414,094  Baxter International, Inc.                                                                            82,936,613
         2,629,740  Covidien, Ltd.                                                                                       100,824,232
                                                                                                                         183,760,845
Metal Processors and Fabricators - 1.0%
         1,054,490  Precision Castparts Corp.                                                                             68,489,126
Multi-Line Insurance - 0.5%
           779,599  ACE, Ltd. (U.S. Shares)                                                                               34,037,292
Multimedia - 0.9%
         2,080,815  Liberty Media Corp. - Entertainment - Class A*                                                        38,182,955
         1,094,545  Walt Disney Co.                                                                                       22,635,191
                                                                                                                          60,818,146
Networking Products - 2.5%
        11,508,460  Cisco Systems, Inc.*                                                                                 172,281,646
Oil Companies - Exploration and Production - 4.1%
         1,238,545  Devon Energy Corp.                                                                                    76,294,372
           845,425  EOG Resources, Inc.                                                                                   57,294,452
         2,697,895  Occidental Petroleum Corp.                                                                           147,170,173
                                                                                                                         280,758,997
Oil Companies - Integrated - 3.5%
           572,105  Exxon Mobil Corp.                                                                                     43,754,590
         2,791,437  Hess Corp.                                                                                           155,231,812
         1,772,650  Petroleo Brasileiro S.A. (ADR)                                                                        46,443,430
                                                                                                                         245,429,832
Reinsurance - 1.9%
            44,716  Berkshire Hathaway, Inc. - Class B                                                                   133,656,124
Retail - Discount - 1.4%
           343,440  Costco Wholesale Corp.                                                                                15,465,103
         1,688,545  Wal-Mart Stores, Inc.                                                                                 79,564,241
                                                                                                                          95,029,344
Retail - Drug Store - 2.6%
         6,672,006  CVS/Caremark Corp.                                                                                   179,343,521
Retail - Office Supplies - 0.5%
         2,133,487  Staples, Inc.                                                                                         34,007,783
Retail - Restaurants - 1.6%
         1,223,220  McDonald's Corp.                                                                                      70,971,224
         1,304,980  Yum! Brands, Inc.                                                                                     37,348,528
                                                                                                                         108,319,752
Semiconductor Components/Integrated Circuits - 1.8%
         1,629,370  Cypress Semiconductor Corp.*                                                                           7,348,459
         9,127,005  Marvell Technology Group, Ltd.*                                                                       66,535,867
        43,971,664  Taiwan Semiconductor Manufacturing Company, Ltd.                                                      53,172,432
                                                                                                                         127,056,758
Semiconductor Equipment - 1.3%
         4,339,025  KLA-Tencor Corp.                                                                                      86,954,061
Telecommunication Equipment - Fiber Optics - 0.6%
         4,050,150  Corning, Inc.                                                                                         40,947,017
Toys - 0.6%
           137,980  Nintendo Company, Ltd. **                                                                             42,454,136
Transportation - Railroad - 0.8%
         1,607,080  Canadian National Railway Co. (U.S. Shares)                                                           56,247,800
Transportation - Services - 1.9%
           766,310  C.H. Robinson Worldwide, Inc.                                                                         35,234,934
         2,301,825  United Parcel Service, Inc. - Class B                                                                 97,804,544
                                                                                                                         133,039,478
Web Portals/Internet Service Providers - 1.8%
           360,940  Google, Inc. - Class A*                                                                              122,189,018
Wireless Equipment - 4.2%
         8,038,125  Crown Castle International Corp.*                                                                    156,904,200
         2,354,830  QUALCOMM, Inc.                                                                                        81,359,377
         6,124,585  Telefonaktiebolaget L.M. Ericsson - Class B                                                           48,943,170
                                                                                                                         287,206,747
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,467,651,467)                                                                               6,473,123,281
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.4%
Electric - Integrated - 0.4%
       $13,550,000  Energy Future Holdings, 10.8750%, due 11/1/17 (144A)                                                  10,704,500
        23,170,000  TXU Energy Co. LLC, 10.5000%, due 11/1/15 (144A)                                                      17,145,800
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $37,289,519)                                                                                  27,850,300
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.8%
       257,905,000  Janus Cash Liquidity Fund LLC, 0%                                                                    257,905,000
        48,043,585  Janus Institutional Cash Management Fund -Institutional Shares, 0.51%                                 48,043,585
        97,774,215  Janus Institutional Money Market Fund -Institutional Shares, 0.30%                                    97,774,215
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $403,722,800)                                                                                  403,722,800

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,908,663,786) - 100%                                                               $   6,904,696,381
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                    $   25,755,860              0.4%
Belgium                                                                         419,239,196              6.1%
Bermuda                                                                         167,360,098              2.4%
Brazil                                                                           81,864,862              1.2%
Canada                                                                          128,082,210              1.8%
Germany                                                                         157,324,548              2.3%
Japan                                                                           102,694,970              1.5%
Spain                                                                            30,351,760              0.4%
Sweden                                                                           48,943,170              0.7%
Switzerland                                                                     268,998,549              3.9%
Taiwan                                                                           53,172,432              0.8%
United Kingdom                                                                  113,830,951              1.6%
United States ++                                                              5,307,077,775             76.9%
-----------------------------------------------------------------------------------------------------------------
Total                                                                        $6,904,696,381            100.0%

++ Includes Short-Term Securities (71.1% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of January 31, 2009 (unaudited)

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold     Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------
Australian Dollar 3/12/09            27,500,000   $     17,416,991    $        678,009
British Pound 3/5/09                 30,000,000         43,447,879          (2,039,179)
British Pound 3/12/09                12,900,000         18,681,168            (454,242)
Euro 2/6/09                         121,400,000        155,408,138          11,832,504
Euro 3/5/09                          37,500,000         47,983,769             507,107
Euro 3/12/09                        114,000,000        145,855,729           3,820,572
Japanese Yen 2/6/09               1,178,000,000         13,115,893             (28,459)
Japanese Yen 3/5/09               1,800,000,000         20,052,278             (38,713)
Japanese Yen 3/12/09              2,310,000,000         25,738,396             232,710
--------------------------------------------------------------------------------------
Total                                              $    487,700,241   $     14,510,309

Schedule of Written Options - Calls                                    Value
--------------------------------------------------------------------------------
       Research In Motion, Ltd. (U.S. Shares)
          expires June 2009
          8,035 contracts
          exercise price $60.00 (premiums received $2,394,591)     $ (5,455,765)
--------------------------------------------------------------------------------

Schedule of Written Options - Puts
       eBay, Inc. (LEAPS)
          expires January 2011
          36,200 contracts
          exercise price $12.50                                    $(13,083,766)

       Oracle Corp. (LEAPS)
          expires January 2011
          30,610 contracts
          exercise price $12.50                                      (7,181,412)
--------------------------------------------------------------------------------

Total Written Options - Puts
          (Premiums received $17,213,040)                          $(20,265,178)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The VVPR strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Fund                                      $5,204,984,276                  $   1,699,712,105                   $   -

Other Financial Instruments(a):
Janus Fund                                                   -                       (11,210,634)                       -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                      $  1,054,337,184

Janus Fundamental Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.3%
Advertising Sales - 0.9%
           467,533  Lamar Advertising Co. - Class A*                                                               $       4,212,472
Aerospace and Defense - 1.7%
           159,675  Northrop Grumman Corp.                                                                                 7,683,561
Aerospace and Defense - Equipment - 2.0%
           189,345  United Technologies Corp.                                                                              9,086,667
Agricultural Chemicals - 0.5%
            31,775  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 2,378,677
                                                                                                                           2,378,677
Applications Software - 3.5%
           929,765  Microsoft Corp.                                                                                       15,898,982
Athletic Footwear - 1.3%
           129,700  NIKE, Inc. - Class B                                                                                   5,868,925
Brewery - 2.1%
           384,956  Anheuser- Busch InBev N.V. **                                                                          9,790,683
           183,888  Anheuser- Busch InBev N.V. - VVPR Strips *,**                                                                941
                                                                                                                           9,791,624
Building - Residential and Commercial - 1.5%
            16,105  NVR, Inc. *                                                                                            6,862,179
Cable Television - 1.9%
         1,190,951  British Sky Broadcasting Group PLC**                                                                   8,553,038
Commercial Banks - 0.6%
           166,805  ICICI Bank, Ltd. (ADR)                                                                                 2,748,946
Computers - 0.7%
            34,036  Apple, Inc. *                                                                                          3,067,665
Consumer Products - Miscellaneous - 2.2%
           195,665  Kimberly-Clark Corp.                                                                                  10,070,878
Containers - Metal and Glass - 0.6%
           139,325  Owens-Illinois, Inc. *                                                                                 2,647,175
Cosmetics and Toiletries - 2.6%
           184,450  Colgate-Palmolive Co.                                                                                 11,996,628
Diversified Minerals - 0.6%
           193,755  Companhia Vale do Rio Doce (ADR)                                                                       2,733,883
Diversified Operations - 3.8%
            88,805  Danaher Corp.                                                                                          4,966,864
           378,375  Illinois Tool Works, Inc.                                                                             12,357,727
                                                                                                                          17,324,591
Electric - Generation - 2.6%
         1,521,750  AES Corp. *                                                                                           12,037,043
Engineering - Research and Development Services - 1.0%
           349,473  ABB, Ltd. **                                                                                           4,544,447
Enterprise Software/Services - 1.9%
           520,530  Oracle Corp. *                                                                                         8,760,520
Finance - Investment Bankers/Brokers - 5.0%
            62,190  Goldman Sachs Group, Inc.                                                                              5,020,599
           695,530  JP Morgan Chase & Co.                                                                                 17,742,969
                                                                                                                          22,763,568
Finance - Other Services - 1.0%
            26,220  CME Group, Inc.                                                                                        4,559,920
Hotels and Motels - 0.5%
           145,055  Starwood Hotels & Resorts Worldwide, Inc.                                                              2,193,232
Independent Power Producer - 3.1%
           451,465  NRG Energy, Inc. *                                                                                    10,546,222
           722,665  Reliant Energy, Inc. *                                                                                 3,678,365
                                                                                                                          14,224,587
Investment Management and Advisory Services - 0.4%
            63,290  T. Rowe Price Group, Inc.                                                                              1,745,538
Medical - Biomedical and Genetic - 3.1%
            69,935  Celgene Corp. *                                                                                        3,703,058
            33,885  Genzyme Corp. *                                                                                        2,335,354
           158,060  Gilead Sciences, Inc. *                                                                                8,024,707
                                                                                                                          14,063,119
Medical - Drugs - 6.4%
           649,220  Merck & Company, Inc.                                                                                 18,535,230
            78,287  Roche Holding A.G. **                                                                                 11,011,429
                                                                                                                          29,546,659
Medical - HMO - 1.4%
           223,890  UnitedHealth Group, Inc.                                                                               6,342,804
Medical Products - 2.1%
           245,600  Covidien, Ltd.                                                                                         9,416,304
Multimedia - 1.4%
           860,090  News Corporation, Inc. - Class B                                                                       6,227,052
Networking Products - 2.8%
           849,500  Cisco Systems, Inc. *                                                                                 12,717,015
Oil - Field Services - 1.0%
           112,540  Schlumberger, Ltd. (U.S. Shares)                                                                       4,592,757
Oil and Gas Drilling - 0.4%
           179,500  Nabors Industries, Ltd. *                                                                              1,965,525
Oil Companies - Exploration and Production - 4.8%
           128,075  Devon Energy Corp.                                                                                     7,889,420
           261,470  Occidental Petroleum Corp.                                                                            14,263,189
                                                                                                                          22,152,609
Oil Companies - Integrated - 5.3%
           314,495  Hess Corp.                                                                                            17,489,066
           264,460  Petroleo Brasileiro S.A. (ADR)                                                                         6,928,852
                                                                                                                          24,417,918
Oil Field Machinery and Equipment - 0.8%
           158,255  Cameron International Corp. *                                                                          3,665,186
Property and Casualty Insurance - 2.0%
           211,275  Chubb Corp.                                                                                            8,996,090
Real Estate Management/Services - 1.5%
           521,000  Mitsubishi Estate Company, Ltd. **                                                                     6,811,189
Real Estate Operating/Development - 0.4%
         1,255,000  CapitaLand, Ltd.                                                                                       1,966,941
Retail - Apparel and Shoe - 1.2%
           146,191  Industria de Diseno Textil S.A. **                                                                     5,580,401
Retail - Discount - 2.0%
           196,605  Wal-Mart Stores, Inc.                                                                                  9,264,028
Retail - Drug Store - 3.5%
           587,565  CVS/Caremark Corp.                                                                                    15,793,747
Retail - Restaurants - 3.5%
           235,060  McDonald's Corp.                                                                                      13,638,181
            78,645  Yum! Brands, Inc.                                                                                      2,250,820
                                                                                                                          15,889,001
Semiconductor Equipment - 1.5%
           332,975  KLA-Tencor Corp.                                                                                       6,672,819
Soap and Cleaning Preparations - 2.0%
           240,787  Reckitt Benckiser PLC**                                                                                9,315,964
Telecommunication Equipment - Fiber Optics - 1.1%
           513,740  Corning, Inc.                                                                                          5,193,911
Transportation - Services - 2.9%
           309,550  United Parcel Service, Inc. - Class B                                                                 13,152,780
Web Portals/Internet Service Providers - 1.1%
            14,340  Google, Inc. - Class A*                                                                                4,854,520
Wireless Equipment - 5.1%
           675,520  Crown Castle International Corp. *                                                                    13,186,149
           298,970  QUALCOMM, Inc.                                                                                        10,329,414
                                                                                                                          23,515,563
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $654,435,983)                                                                                   453,868,648
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.7%
         3,272,000  Janus Cash Liquidity Fund LLC, 0% (cost $3,272,000)                                                    3,272,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $657,707,983) - 100%                                                                 $     457,140,648
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Belgium                                                                      $    9,791,624              2.1%
Bermuda                                                                          11,381,829              2.5%
Brazil                                                                            9,662,735              2.1%
Canada                                                                            2,378,677              0.5%
India                                                                             2,748,946              0.6%
Japan                                                                             6,811,189              1.6%
Netherlands Antilles                                                              4,592,757              1.0%
Singapore                                                                         1,966,941              0.4%
Spain                                                                             5,580,401              1.2%
Switzerland                                                                      15,555,876              3.4%
United Kingdom                                                                   17,896,002              3.9%
United States++                                                                 368,800,671             80.7%
-----------------------------------------------------------------------------------------------------------------
Total                                                                        $  457,167,648            100.0%

++Includes Short-Term Securities (80.0% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of January 31, 2009 (unaudited)

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold     Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------
British Pound 3/5/09                  2,230,000   $      3,229,626    $       (151,579)
British Pound 3/12/09                   330,000            477,890             (11,620)
Euro 2/6/09                             900,000          1,152,120              54,960
Euro 3/05/09                          5,000,000          6,397,836              67,614
Japanese Yen 3/12/09                530,000,000          5,905,346              53,392
Swiss Franc 3/5/09                   10,500,000          9,060,132             120,678
--------------------------------------------------------------------------------------
Total                                             $     26,222,950    $        133,445



Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

VVPR Strips       The VVPR strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Effective February 27, 2009, Janus Fundamental Equity Fund changed its name to "Janus Research Core Fund" and eliminated its policy to invest at least 80% of its net assets in equity securities selected for their growth potential.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Fundamental Equity Fund                   $ 383,881,934                $  73,258,714                $         --

Other Financial Instruments(a):
Janus Fundamental Equity Fund                                -                 133,445                       -
------------------------------------------------------------------------------------------------------------------------------------
(a)   Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.



Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund                                   $     55,608,092

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.0%
Agricultural Chemicals - 0.8%
            66,230  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                         $       4,957,978
Chemicals - Diversified - 2.9%
           335,870  Bayer A.G.**                                                                                          17,984,609
Hospital Beds and Equipment - 0.5%
           205,791  Hillenbrand Industries, Inc.                                                                           2,897,537
Instruments - Scientific - 0.5%
            91,280  Thermo Fisher Scientific, Inc.*                                                                        3,279,690
Life and Health Insurance - 1.0%
           603,750  OdontoPrev S.A.                                                                                        6,222,348
Medical - Biomedical and Genetic - 29.4%
           489,544  Acorda Therapeutics, Inc.*                                                                            12,008,514
           330,062  Alexion Pharmaceuticals, Inc.                                                                         12,169,386
           112,035  AMAG Pharmaceuticals, Inc.*                                                                            3,949,234
           197,040  Amgen, Inc.                                                                                           10,807,644
           855,953  Arena Pharmaceuticals, Inc.                                                                            3,543,645
           403,150  Celgene Corp.*                                                                                        21,346,793
           173,484  Cougar Biotechnology, Inc.*                                                                            5,062,263
           165,978  Crucell N.V.*,**                                                                                       3,000,139
           645,595  Exelixis, Inc.*                                                                                        3,182,783
         1,271,821  Fibrogen, Inc.*, ***,###                                                                               7,440,153
           206,940  Genentech, Inc.*                                                                                      16,811,806
           245,985  Genzyme Corp.*                                                                                        16,953,286
           426,882  Gilead Sciences, Inc.*                                                                                21,672,799
         1,074,912  Human Genome Sciences, Inc.*                                                                           1,945,591
         1,070,661  Incyte Corp.*                                                                                          3,137,037
           105,085  Myriad Genetics, Inc.*                                                                                 7,836,188
           224,140  OSI Pharmaceuticals, Inc.*                                                                             7,979,384
           619,305  Sequenom, Inc.*                                                                                       13,723,799
           133,672  United Therapeutics Corp.*                                                                             9,083,012
                                                                                                                         181,653,456
Medical - Drugs - 28.4%
           183,795  Abbott Laboratories                                                                                   10,189,595
           898,480  Achillion Pharmaceuticals, Inc.*                                                                       1,024,267
           536,808  Array BioPharma, Inc.*                                                                                 2,147,232
           386,435  AstraZeneca Group PLC (ADR)**                                                                         14,889,341
           191,118  Auxilium Pharmaceuticals, Inc.*                                                                        5,840,566
           448,315  BioForm Medical, Inc.*                                                                                   520,045
           341,570  Bristol-Myers Squibb Co.                                                                               7,313,014
           114,740  Eli Lilly and Co.                                                                                      4,224,727
           374,980  Forest Laboratories, Inc.*                                                                             9,389,499
           473,496  Grifols S.A.                                                                                           8,334,201
           813,880  Merck & Company, Inc.                                                                                 23,236,273
           166,816  Novartis A.G.**                                                                                        6,904,780
           201,725  Novo Nordisk S.A.**                                                                                   10,766,297
           160,620  Roche Holding A.G.**                                                                                  22,591,948
           105,918  Sanofi-Aventis**                                                                                       5,964,419
           593,197  Savient Pharmaceuticals, Inc.*                                                                         3,286,311
           381,125  Schering-Plough Corp.                                                                                  6,692,555
           178,301  Shire PLC (ADR)**                                                                                      7,786,405
           405,560  Wyeth                                                                                                 17,426,913
           252,272  Xenoport, Inc.*                                                                                        6,589,345
                                                                                                                         175,117,733
Medical - Generic Drugs - 2.1%
         8,364,183  Mediquest Therapeutics - Private Placement*,***,###                                                    2,509,255
           673,545  Mylan Laboratories, Inc.*                                                                              7,631,265
           385,588  Pharmstandard (GDR) (144A)**                                                                           2,673,887
                                                                                                                          12,814,407
Medical - HMO - 6.5%
           415,986  Coventry Health Care, Inc.*                                                                            6,293,868
           311,510  Humana, Inc.*                                                                                         11,815,574
           767,075  UnitedHealth Group, Inc.                                                                              21,731,235
                                                                                                                          39,840,677
Medical Instruments - 3.9%
           116,843  GMP Companies, Inc.*, ***, ###                                                                           254,718
            69,665  Intuitive Surgical, Inc.*                                                                              7,191,518
           234,075  Medtronic, Inc.                                                                                        7,839,172
           236,300  St. Jude Medical, Inc.*                                                                                8,594,230
                                                                                                                          23,879,638
Medical Labs and Testing Services - 0.5%
           299,605  Diagnosticos da America                                                                                2,906,905
Medical Products - 5.7%
           175,885  Baxter International, Inc.                                                                            10,315,655
           325,550  Covidien, Ltd.                                                                                        12,481,588
           236,580  Hospira, Inc.*                                                                                         5,890,842
           954,765  Tomotherapy, Inc.*                                                                                     2,415,555
           111,945  Zimmer Holdings, Inc.*                                                                                 4,074,798
                                                                                                                          35,178,438
Optical Supplies - 0.6%
            43,895  Alcon, Inc. (U.S. Shares)**                                                                            3,759,168
Patient Monitoring Equipment - 0.6%
           193,310  Mindray Medical Intl., Ltd. (ADR)                                                                      3,993,785
Pharmacy Services - 1.8%
           251,918  Medco Health Solutions, Inc.*                                                                         11,318,676
Physical Practice Management - 1.6%
           289,705  Mednax, Inc.*                                                                                          9,725,397
REIT - Diversified - 0.4%
           705,708  CapitalSource, Inc.                                                                                    2,568,777
REIT - Office Property - 0.6%
            57,925  Alexandria Real Estate Equities, Inc.                                                                  3,437,270
Retail - Drug Store - 3.7%
           838,159  CVS/Caremark Corp.**                                                                                  22,529,714
Soap and Cleaning Preparations - 0.8%
           121,065  Reckitt Benckiser PLC**                                                                                4,683,962
Therapeutics - 3.7%
           161,280  BioMarin Pharmaceutical, Inc.*                                                                         3,106,253
           325,355  Onyx Pharmaceuticals, Inc.*                                                                            9,900,553
         2,919,304  Portola Pharmaceuticals, Inc. - Private Placement*,***,###                                             4,130,815
           446,580  Theravance, Inc.*                                                                                      5,885,924
                                                                                                                          23,023,545
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $655,509,529)                                                                                   591,773,710
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
Medical Instruments - 0.2%
           659,604  GMP Companies, Inc., 0%*** (cost $5,812,497)                                                           1,437,937
------------------------------------------------------------------------------------------------------------------------------------
Promissory Notes - 0.2%
Medical - Generic Drugs - 0.2%
         2,679,934  Mediquest Therapeutics - Private Placement, 14.0000%, due 3/31/09 ***,###  (cost $2,666,372)           1,292,934
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Medical - Generic Drugs - 0%
         3,345,673  Mediquest Therapeutics - expires 6/15/11*,***,###                                                          9,368
           803,980  Mediquest Therapeutics - expires 6/15/12*,***,###                                                          5,387
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $94,066)                                                                                                 14,755
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.2%
        14,790,000  Janus Cash Liquidity Fund LLC, 0%                                                                     14,790,000
        10,810,813  Janus Institutional Money Market Fund - Institutional Shares, 0.30%                                   10,810,813
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $25,600,813)                                                                                    25,600,813
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $689,683,277) - 100.6%                                                                     620,120,149
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.6)%
Medical - Drugs - (0.6)%
           109,610  UCB S.A. (proceeds $3,578,918)                                                                       (3,413,732)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $686,104,359) - 100%                                       $     616,706,417
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Bermuda                                                                         $12,481,587              2.0%
Brazil                                                                            9,129,253              1.5%
Canada                                                                            4,957,978              0.8%
Cayman Islands                                                                    3,993,785              0.6%
Denmark                                                                          10,766,297              1.8%
France                                                                            5,964,419              1.0%
Germany                                                                          17,984,609              2.9%
Netherlands                                                                       3,000,139              0.5%
Russian Federation                                                                2,673,887              0.4%
Spain                                                                             8,334,201              1.3%
Switzerland                                                                      33,255,895              5.4%
United Kingdom                                                                   27,359,708              4.4%
United States++                                                                 480,218,391             77.4%
-----------------------------------------------------------------------------------------------------------------
Total                                                                          $620,120,149            100.0%

++Includes Short-Term Securities (73.2% excluding Short Term Securities)

              Summary of Investments by Country - (Short Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Belgium                                                                        $(3,413,732)            100.0%
----------------------------------------------------------------------------------------------------------------
Total                                                                          $(3,413,732)            100.0%

Forward Currency Contracts, Open
As of January 31, 2009 (unaudited)

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold     Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------
British Pound 3/5/09                  5,422,000   $      7,852,480    $       (368,548)
Danish Krone 3/5/09                   9,500,000          1,629,565              18,253
Euro 3/5/09                          11,368,000         14,546,119             153,728
Euro 3/12/09                          2,800,000          3,582,421              93,839
Russian Ruble 3/5/09                 83,600,000          2,263,705             144,823
Swiss Franc 2/6/09                   11,350,000          9,789,181             171,328
Swiss Franc 3/5/09                    6,700,000          5,781,227              77,004
--------------------------------------------------------------------------------------
Total                                             $     45,444,698    $        290,427

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

*** Schedule of Fair Valued Securities (as of January 31, 2009)

                                                                                       Value as a %
                                                                                       of Investment
                                                                        Value           Securities
-----------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc.                                                      $    7,440,153               1.2%
GMP Companies, Inc.                                                        254,718               0.0%
GMP Companies, Inc.                                                      1,437,937               0.2%
Mediquest Therapeutics - expires 6/15/11                                     9,368               0.0%
Mediquest Therapeutics - expires 6/15/12                                     5,387               0.0%
Mediquest Therapeutics - Private Placement                               2,509,255               0.4%
Mediquest Therapeutics - Private Placement, 14.0000%, due 3/31/09        1,292,934               0.2%
Portola Pharmaceuticals, Inc. - Private Placement                        4,130,815               0.7%
-----------------------------------------------------------------------------------------------------
                                                                    $   17,080,567               2.7%
-----------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Funds' trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

### Schedule of Restricted and Illiquid Securities (as of January 31, 2009)

                                                     Acquisition           Acquisition                            Value as a
                                                         Date                 Cost              Value           % of Net Assets
-------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc.                                       12/28/04-11/8/05   $      5,786,786   $      7,440,153                1.2%
GMP Companies, Inc.                                   7/23/07-2/19/08             56,930            254,718                0.0%
Mediquest Therapeutics - expires 6/15/11              5/11/06-6/15-06               --                9,368                0.0%
Mediquest Therapeutics - expires 6/15/12              10/12/07-5/8/08             94,066              5,387                0.0%
Mediquest Therapeutics - Private Placement            5/11/06-6/15/06          5,018,510          2,509,255                0.4%
Mediquest Therapeutics - Private Placement,
   14.0000%, due 3/31/09                              10/12/07-5/8/08          2,666,372          1,292,934                0.2%
Portola Pharmaceuticals, Inc. - Private Placement              7/3/08          4,130,815          4,130,815                0.7%
-------------------------------------------------------------------------------------------------------------------------------
                                                                        $     17,753,479   $     15,642,630                2.5%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Life Sciences Fund                 $  458,735,745               $  144,318,593               $    17,065,811

Investments in Securities Sold Short:
Janus Global Life Sciences Fund                             --                   (3,413,732)                           --

Other Financial Instruments(a):
Janus Global Life Sciences Fund                             --                      290,427                            --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets
(as of the three-month period ended January 31, 2009)

                                                                                Change in
                                Balance as      Accrued                     Unrealized       Net           Transfers In   Balance as
                                of October      Discounts/  Realized        Appreciation/    Purchases/    and/or Out     of January
                                31, 2008        Premiums      Gain/(Loss)     (Depreciation)   Sales         of Level 3     31, 2009
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Life Sciences Fund $26,186,663     $    --      $    --       $(9,120,851)     $       --    $       --     $17,065,812
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                 $    118,075,156

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.8%
Apparel Manufacturers - 3.2%
           466,600  Esprit Holdings, Ltd.                                                                          $       2,488,815
Applications Software - 2.4%
           110,620  Microsoft Corp.                                                                                        1,891,602
Broadcast Services and Programming - 3.6%
           195,518  Liberty Global, Inc. - Class A*                                                                        2,848,697
Building - Residential and Commercial - 5.2%
           107,615  KB Home                                                                                                1,148,252
           165,385  Pulte Homes, Inc.                                                                                      1,678,657
            76,921  Ryland Group, Inc.                                                                                     1,199,968
                                                                                                                           4,026,877
Cable Television - 3.5%
           374,798  British Sky Broadcasting Group PLC                                                                     2,691,682
Cellular Telecommunications - 1.7%
           704,164  Vodafone Group PLC                                                                                     1,312,151
Computers - 5.5%
           455,715  Dell, Inc.*                                                                                            4,329,293
E-Commerce/Services - 3.4%
           222,975  eBay, Inc.*                                                                                            2,680,160
Electronic Components - Miscellaneous - 4.1%
           177,115  Koninklijke (Royal) Philips Electronics N.V.                                                           3,211,723
Electronic Connectors - 2.2%
            18,400  Hirose Electric Company, Ltd.                                                                          1,730,244
Finance - Investment Bankers/Brokers - 4.3%
           131,215  JPMorgan Chase & Co.                                                                                   3,347,295
Food - Catering - 6.2%
           437,129  Nissin Healthcare Food Service Company, Ltd.                                                           4,878,337
Food - Retail - 4.4%
            93,430  Metro A.G.                                                                                             3,396,836
Human Resources - 2.9%
             4,809  Pasona Group, Inc.                                                                                     2,254,563
Insurance Brokers - 6.4%
           201,740  Willis Group Holdings, Ltd.                                                                            4,995,082
Medical - HMO - 7.7%
           211,375  UnitedHealth Group, Inc.                                                                               5,988,254
Medical Products - 3.3%
            67,868  Covidien, Ltd.                                                                                         2,602,059
Multimedia - 4.4%
           476,780  News Corporation, Inc. - Class B                                                                       3,451,887
Property and Casualty Insurance - 8.4%
           808,000  Nipponkoa Insurance Company, Ltd.                                                                      6,572,043
Reinsurance - 3.0%
               783  Berkshire Hathaway, Inc. - Class B*                                                                    2,340,387
Retail - Apparel and Shoe - 1.6%
            74,223  Next PLC                                                                                               1,262,763
Savings/Loan/Thrifts - 3.4%
           240,535  NewAlliance Bancshares, Inc.                                                                           2,643,480
Transportation - Marine - 2.0%
           456,964  Horizon Lines, Inc. - Class A                                                                          1,571,956
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $96,799,303)                                                                                     72,516,186
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 7.2%
         5,523,000  Janus Cash Liquidity Fund LLC, 0%                                                                      5,523,000
            85,449  Janus Institutional Money Market Fund - Institutional Shares, 0.30%                                       85,449
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $5,608,449)                                                                                      5,608,449

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $102,407,752) - 100%                                                                 $      78,124,635
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                            Value            Securities
----------------------------------------------------------------------------------------------------------------
Bermuda                                                                         $10,085,956             12.9%
Germany                                                                           3,396,836              4.4%
Japan                                                                            15,435,187             19.8%
Netherlands                                                                       3,211,723              4.1%
United Kingdom                                                                    5,266,596              6.7%
United States++                                                                  40,728,337             52.1%
-----------------------------------------------------------------------------------------------------------------
Total                                                                           $78,124,635            100.0%

++Includes Short-Term Securities (44.9% excluding Short Term Securities)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

*     Non-income-producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Opportunities Fund                 $ 42,717,029                 $ 35,407,606                 $         --
------------------------------------------------------------------------------------------------------------------------------------

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.0%
Advertising Sales - 0.2%
            34,450  Lamar Advertising Co. - Class A*                                                               $         310,395
Aerospace and Defense - 1.5%
           362,956  BAE Systems PLC                                                                                        2,118,864
Aerospace and Defense - Equipment - 1.2%
            35,300  United Technologies Corp.                                                                              1,694,047
Agricultural Chemicals - 1.0%
            18,994  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 1,421,891
Agricultural Operations - 0.6%
            18,983  Bunge, Ltd.                                                                                              815,130
Airlines - 1.0%
            59,060  Ryanair Holdings PLC (ADR)*                                                                            1,418,621
Apparel Manufacturers - 1.5%
           215,700  Esprit Holdings, Ltd.                                                                                  1,150,530
            17,440  VF Corp.                                                                                                 976,989
                                                                                                                           2,127,519
Applications Software - 1.5%
            47,565  Citrix Systems, Inc.*                                                                                  1,000,768
            59,439  Microsoft Corp.                                                                                        1,016,407
                                                                                                                           2,017,175
Athletic Footwear - 0.9%
            34,628  Adidas - Salomon A.G.                                                                                  1,203,061
Brewery - 0.8%
            43,946  Anheuser-Busch InBev N.V.                                                                              1,117,689
            21,000  Anheuser-Busch InBev N.V.-VVPR Strips*                                                                       108
                                                                                                                           1,117,797
Building - Residential and Commercial - 0.9%
             2,861  NVR, Inc.*                                                                                             1,219,043
Building Products - Cement and Aggregate - 0.8%
            46,052  CRH PLC                                                                                                1,066,574
Cable Television - 1.0%
           200,524  British Sky Broadcasting Group PLC                                                                     1,440,101
Casino Hotels - 0.7%
           284,397  Crown, Ltd.                                                                                              990,119
Cellular Telecommunications - 1.4%
            41,516  America Movil S.A. de C.V. - Series L (ADR)                                                            1,183,621
           431,455  Vodafone Group PLC                                                                                       803,981
                                                                                                                           1,987,602
Chemicals - Diversified - 1.6%
            41,497  Bayer A.G.                                                                                             2,222,012
Chemicals - Specialty - 1.4%
         2,930,000  Huabao International Holdings, Ltd.                                                                    1,875,434
Commercial Banks - 0.5%
            82,279  ICICI Bank, Ltd.                                                                                         691,002
Commercial Services - Finance - 0.5%
            52,380  Western Union Co.                                                                                        715,511
Computers - 2.4%
            25,592  Apple, Inc.                                                                                            2,306,607
            19,510  Research In Motion, Ltd. (U.S. Shares)*                                                                1,080,854
                                                                                                                           3,387,461
Computers - Peripheral Equipment - 0.6%
            80,406  Logitech International S.A.*                                                                             779,817
Consulting Services - 1.0%
            37,467  Bereau Veritas S.A.                                                                                    1,412,482
Consumer Products - Miscellaneous - 1.2%
            32,280  Kimberly-Clark Corp.                                                                                   1,661,452
Containers - Metal and Glass - 0.8%
            61,210  Owens-Illinois, Inc.*                                                                                  1,162,990
Cosmetics and Toiletries - 1.5%
            31,510  Colgate-Palmolive Co.                                                                                  2,049,410
Decision Support Software - 0.5%
            41,185  MSCI, Inc.*                                                                                              714,972
Diversified Minerals - 1.0%
            98,489  Companhia Vale do Rio Doce (ADR)                                                                       1,389,680
Diversified Operations - 5.1%
           738,000  China Merchants Holdings International Company, Ltd.                                                   1,306,999
            37,058  Cooper Industries, Ltd. - Class A                                                                        997,231
            23,276  Danaher Corp.                                                                                          1,301,827
            33,965  Illinois Tool Works, Inc.                                                                              1,109,297
           795,300  Keppel Corp., Ltd.                                                                                     2,090,333
           839,000  Melco International Development, Ltd.                                                                    241,204
                                                                                                                           7,046,891
Electric - Generation - 0.4%
            75,333  AES Corp.*                                                                                               595,884
Electronic Components - Semiconductors - 0.7%
           695,573  ARM Holdings PLC                                                                                         925,672
Electronic Connectors - 0.7%
            38,340  Amphenol Corp. - Class A                                                                               1,002,591
Electronic Measuring Instruments - 1.7%
            12,900  Keyence Corp.                                                                                          2,341,529
Engineering - Research and Development Services - 0.8%
            79,781  ABB, Ltd.                                                                                              1,037,449
Enterprise Software/Services - 1.5%
           119,208  Oracle Corp.*                                                                                          2,006,271
Finance - Investment Bankers/Brokers - 2.2%
            17,780  Goldman Sachs Group, Inc.                                                                              1,435,380
            48,536  JP Morgan Chase & Co.                                                                                  1,238,153
            28,356  UBS A.G. (U.S. Shares)*                                                                                  353,032
                                                                                                                           3,026,565
Finance - Other Services - 0.9%
             4,750  CME Group, Inc.                                                                                          826,073
            42,900  Hong Kong Exchanges & Clearing, Ltd.                                                                     368,142
                                                                                                                           1,194,215
Food - Catering - 0.6%
         1,713,000  FU JI Food & Catering Services                                                                           773,936
Food - Miscellaneous/Diversified - 1.8%
            16,050  General Mills, Inc.                                                                                      949,358
            44,555  Nestle S.A.                                                                                            1,540,983
                                                                                                                           2,490,341
Food - Retail - 1.0%
           279,902  Tesco PLC                                                                                              1,449,455
Hotels and Motels - 0.7%
            66,970  Starwood Hotels & Resorts Worldwide, Inc.                                                              1,012,586
Independent Power Producer - 0.9%
            37,225  NRG Energy, Inc.*                                                                                        869,576
            71,265  Reliant Energy, Inc.*                                                                                    362,739
                                                                                                                           1,232,315
Industrial Automation and Robotics - 0.1%
             2,600  Fanuc, Ltd.                                                                                              154,268
Internet Security - 0.2%
            18,950  Symantec Corp.*                                                                                          290,504
Investment Management and Advisory Services - 0.2%
             9,521  T. Rowe Price Group, Inc.                                                                                262,589
Machinery - General Industrial - 1.1%
         4,719,405  Shanghai Electric Group Company, Ltd.*                                                                 1,494,975
Medical - Biomedical and Genetic - 5.1%
            34,299  Celgene Corp.*                                                                                         1,816,132
            26,973  Genzyme Corp.*                                                                                         1,858,978
            30,201  Gilead Sciences, Inc.*                                                                                 1,533,305
            51,375  OSI Pharmaceuticals, Inc.*                                                                             1,828,950
                                                                                                                           7,037,365
Medical - Drugs - 4.8%
           137,867  Grifols S.A.                                                                                           2,426,654
            67,113  Merck & Company, Inc.                                                                                  1,916,076
            16,135  Roche Holding A.G.                                                                                     2,269,462
                                                                                                                           6,612,192
Medical Products - 2.5%
            48,772  Covidien, Ltd.                                                                                         1,869,918
            65,523  Hospira, Inc.*                                                                                         1,631,523
                                                                                                                           3,501,441
Multimedia - 0.9%
            88,954  News Corporation, Inc. - Class A                                                                         568,416
           122,473  WPP Group PLC                                                                                            691,183
                                                                                                                           1,259,599
Networking Products - 0.8%
            78,071  Cisco Systems, Inc.*, **                                                                               1,168,723
Oil - Field Services - 1.5%
           253,967  Acergy S.A.                                                                                            1,398,490
            15,119  Schlumberger, Ltd. (U.S. Shares)                                                                         617,006
                                                                                                                           2,015,496
Oil and Gas Drilling - 1.0%
            32,675  Helmerich & Payne, Inc.                                                                                  733,880
            63,509  Nabors Industries, Ltd.*                                                                                 695,424
                                                                                                                           1,429,304
Oil Companies - Exploration and Production - 0.6%
            14,805  Occidental Petroleum Corp.                                                                               807,613
Oil Companies - Integrated - 4.8%
            48,630  Hess Corp.                                                                                             2,704,314
           104,809  Petroleo Brasileiro S.A. (ADR)                                                                         2,745,995
            65,701  Suncor Energy, Inc.                                                                                    1,260,203
                                                                                                                           6,710,512
Oil Field Machinery and Equipment - 1.7%
            43,604  Cameron International Corp.*                                                                           1,009,869
            28,610  National-Oilwell Varco, Inc.*                                                                            756,448
            79,748  Wellstream Holdings PLC                                                                                  549,739
                                                                                                                           2,316,056
Physical Practice Management - 1.5%
            60,695  Mednax, Inc.*                                                                                          2,037,531
Power Converters and Power Supply Equipment - 0.2%
           129,586  JA Solar Holdings Company, Ltd. (ADR)*                                                                   344,699
Property and Casualty Insurance - 0.2%
             7,110  Chubb Corp.                                                                                              302,744
Real Estate Management/Services - 1.0%
           102,000  Mitsubishi Estate Company, Ltd.                                                                        1,333,477
Real Estate Operating/Development - 1.3%
           377,000  CapitaLand, Ltd.                                                                                         590,866
           556,995  Hang Lung Properties, Ltd.                                                                             1,250,595
                                                                                                                           1,841,461
REIT - Diversified - 0.2%
            91,882  CapitalSource, Inc.                                                                                      334,450
Retail - Apparel and Shoe - 1.1%
            38,694  Industria de Diseno Textil S.A.                                                                        1,477,027
Retail - Consumer Electronics - 1.0%
            12,170  Best Buy Company, Inc.                                                                                   341,003
            16,630  Yamada Denki Company, Ltd.                                                                               981,077
                                                                                                                           1,322,080
Retail - Discount - 1.5%
            44,755  Wal-Mart Stores, Inc.                                                                                  2,108,856
Retail - Drug Store - 1.3%
            68,511  CVS/Caremark Corp.                                                                                     1,841,576
Retail - Regional Department Stores - 1.2%
            45,440  Kohl's Corp.*                                                                                          1,668,102
Retail - Restaurants - 1.5%
            14,917  McDonald's Corp.                                                                                         865,484
            43,830  Yum! Brands, Inc.                                                                                      1,254,415
                                                                                                                           2,119,899
Semiconductor Components/Integrated Circuits - 1.8%
           343,002  Atmel Corp.                                                                                            1,145,627
           175,543  Marvell Technology Group, Ltd.*                                                                        1,279,708
                                                                                                                           2,425,335
Semiconductor Equipment - 0.8%
            58,040  KLA-Tencor Corp.                                                                                       1,163,122
Soap and Cleaning Preparations - 0.5%
            18,400  Reckitt Benckiser PLC                                                                                    711,890
Steel Pipe and Tube - 0.4%
             6,139  Vallourec                                                                                                603,836
Telecommunication Equipment - 1.8%
           205,439  Arris Group, Inc.*                                                                                     1,462,725
            67,673  CommScope, Inc.*                                                                                         975,845
                                                                                                                           2,438,570
Telecommunication Equipment - Fiber Optics - 0.9%
           120,344  Corning, Inc.                                                                                          1,216,678
Telecommunication Services - 1.1%
            41,284  Amdocs, Ltd. (U.S. Shares)*                                                                              698,525
            62,420  SAVVIS, Inc.*                                                                                            398,240
            58,999  Time Warner Telecom, Inc. - Class A*                                                                     451,342
                                                                                                                           1,548,107
Toys - 0.9%
            85,225  Mattel, Inc.                                                                                           1,209,343
Transportation - Services - 1.5%
            21,689  C.H. Robinson Worldwide, Inc.                                                                            997,260
            24,842  United Parcel Service, Inc. - Class B                                                                  1,055,537
                                                                                                                           2,052,797
Web Portals/Internet Service Providers - 1.3%
             3,283  Google, Inc. - Class A*                                                                                1,111,394
            54,285  Yahoo!, Inc.*                                                                                            636,763
                                                                                                                           1,748,157
Wireless Equipment - 2.7%
            64,718  Crown Castle International Corp.*                                                                      1,263,295
            45,844  QUALCOMM, Inc.                                                                                         1,583,911
           102,673  Telefonaktiebolaget L.M. Ericsson - Class B                                                              820,487
                                                                                                                           3,667,693
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $202,154,960)                                                                                   135,723,929
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.9%
Commercial Banks - 0.9%
         8,350,000  Chaoda Modern Agriculture Holdings, Ltd., 0%, due 5/8/11 (cost $1,201,828)                             1,188,164
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.1%
         1,518,000    Janus Cash Liquidity Fund LLC, 0%, (cost $1,518,000)                                                 1,518,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $204,874,788) - 100%                                                                 $     138,430,093
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                    $      990,118              0.7%
Belgium                                                                           1,117,797              0.8%
Bermuda                                                                           8,683,376              6.3%
Brazil                                                                            4,135,676              3.0%
Canada                                                                            3,762,948              2.7%
Cayman Islands                                                                    2,306,799              1.7%
China                                                                             1,494,975              1.1%
France                                                                            2,016,318              1.5%
Germany                                                                           3,425,074              2.5%
Guernsey                                                                            698,525              0.5%
Hong Kong                                                                         3,166,940              2.3%
India                                                                               691,003              0.5%
Ireland                                                                           2,485,195              1.8%
Japan                                                                             4,810,351              3.5%
Jersey                                                                              691,183              0.5%
Luxembourg                                                                        1,398,490              1.0%
Mexico                                                                            1,183,621              0.8%
Netherlands Antilles                                                                617,006              0.4%
Singapore                                                                         2,681,200              1.9%
Spain                                                                             3,903,681              2.8%
Sweden                                                                              820,487              0.6%
Switzerland                                                                       5,980,744              4.3%
United Kingdom                                                                    7,999,700              5.8%
United States++                                                                  73,368,886             53.0%
-----------------------------------------------------------------------------------------------------------------
Total                                                                         $ 138,430,093              100%

Total Return Swaps outstanding at January 31, 2009

   Counterparty     Notional     Return Paid by the Fund      Return Received by the Fund     Termination  Unrealized (Depreciation)
                     Amount                                                                      Date
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                   1- day Wynn Resorts, Ltd.    1- day Melco International
Capital Services                 plus LIBOR minus 70 basis    Development, Ltd. plus LIBOR
                    $722,679     points                       plus 45 basis points             12/13/10    $(399,092)
-----------------------------------------------------------------------------------------------------------------------------------

++ Includes Short-Term Securities (51.9% excluding Short-Term Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The VVPR strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Research Fund                      $       81,679,606            $          56,750,487        $           -

Other Financial Instruments(a):
Janus Global Research Fund                                    -                           (399,092)                    -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Research Fund                                      $         20,958

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                             Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.8%
Advertising Sales - 0.3%
           136,125  Lamar Advertising Co. - Class A*                                                               $      1,226,486
Aerospace and Defense - 1.0%
            30,145  Lockheed Martin Corp.                                                                                 2,473,096
            51,145  Northrop Grumman Corp.                                                                                2,461,097
                                                                                                                          4,934,193
Applications Software - 5.5%
           201,450  Check Point Software Technologies, Ltd.*, **                                                          4,566,872
           452,240  Citrix Systems, Inc.*                                                                                 9,515,130
           754,540  Microsoft Corp.                                                                                      12,902,633

                                                                                                                         26,984,635
Batteries and Battery Systems - 0.6%
         1,538,669  BYD Company, Ltd.                                                                                     2,869,530
Cable Television - 0.7%
           498,060  British Sky Broadcasting Group PLC **                                                                 3,576,911
Chemicals - Diversified - 1.0%
           106,400  Shin-Etsu Chemical Company, Ltd. **                                                                   4,941,945
Commercial Services - 1.0%
           966,909  Live Nation*                                                                                          5,056,934
Commercial Services - Finance - 0.5%
            66,266  Automatic Data Processing, Inc.                                                                       2,407,444
Computer Services - 2.6%
           204,681  NDS Group PLC (ADR)*, **                                                                             12,675,894
Computer Software - 0.3%
           166,600  Omniture, Inc.*                                                                                       1,514,394
Computers - 10.9%
           171,174  Apple, Inc.                                                                                          15,427,914
           331,975  Hewlett-Packard Co. **                                                                               11,536,131
           150,505  IBM Corp. **                                                                                         13,793,783
           218,500  Research In Motion, Ltd. (U.S. Shares)*                                                              12,104,900
                                                                                                                         52,862,728
Computers - Peripheral Equipment - 0.3%
           161,322  Logitech International S.A.*                                                                          1,564,580
Consulting Services - 0.4%
           248,534  Genpact, Ltd.*                                                                                        2,035,493
Decision Support Software - 0.9%
           633,585  DemandTec, Inc.*                                                                                      4,245,020
E-Commerce/Services - 0.6%
           250,880  eBay, Inc.*                                                                                           3,015,578
Electric - Generation - 0.5%
           326,345  AES Corp.*                                                                                            2,581,389
Electronic Components - Semiconductors - 5.3%
         8,835,530  ARM Holdings PLC **                                                                                  11,758,361
           166,835  Broadcom Corp. - Class A*                                                                             2,644,335
           199,280  Microchip Technology, Inc.                                                                            3,780,342
           949,875  Micron Technology, Inc.*                                                                              3,533,535
           813,770  PMC-Sierra, Inc.*                                                                                     3,963,060
                                                                                                                         25,679,633
Electronic Connectors - 2.6%
           487,190  Amphenol Corp. - Class A                                                                             12,740,019
Electronic Forms - 0.5%
           115,095  Adobe Systems, Inc.*                                                                                  2,222,484
Electronic Measuring Instruments - 0.6%
           209,284  Trimble Navigation, Ltd.*                                                                             3,101,589
Energy - Alternate Sources - 0.3%
            10,995  First Solar, Inc.*                                                                                    1,570,086
Enterprise Software/Services - 8.1%
            48,745  Autonomy Corp. PLC **                                                                                   771,019
           164,110  BMC Software, Inc.                                                                                    4,156,906
           155,200  CA, Inc.                                                                                              2,792,048
           324,280  Concur Technologies, Inc.*, **                                                                        8,006,474
           657,410  Lawson Software, Inc.*                                                                                2,774,270
           894,775  Oracle Corp.*, **                                                                                    15,059,064
           395,160  RightNow Technologies, Inc.*                                                                          2,307,734
           235,735  Taleo Corp.*                                                                                          1,987,246
           158,041  Temenos Group A.G.*                                                                                   1,385,670
                                                                                                                         39,240,431
Growth - Large Cap - 0.9%
           157,600  PowerShares QQQ                                                                                       4,579,856
Human Resources - 1.4%
           981,410  SuccessFactors, Inc.*                                                                                 6,604,889
Internet Applications Software - 1.7%
           184,548  DealerTrack Holdings, Inc.*                                                                           2,102,002
           394,410  Vocus, Inc.*                                                                                          6,018,696
                                                                                                                          8,120,698
Internet Content - Entertainment - 0.5%
           145,305  Meetic*, **                                                                                           2,582,971
Internet Content - Information/News - 0.4%
           511,010  TechTarget*                                                                                           1,977,609
Internet Security - 1.3%
           422,305  Symantec Corp.*                                                                                       6,473,936
Life and Health Insurance - 0.6%
           284,700  OdontoPrev S.A.                                                                                       2,934,166
Machinery - General Industrial - 0.6%
         9,906,000  Shanghai Electric Group Company, Ltd.*                                                                3,137,943
Medical - Biomedical and Genetic - 4.8%
            34,635  Alexion Pharmaceuticals, Inc.                                                                         1,276,992
           140,981  Celgene Corp.*                                                                                        7,464,945
            35,310  Genzyme Corp.*                                                                                        2,433,565
           131,265  Gilead Sciences, Inc.*                                                                                6,664,324
            46,000  Myriad Genetics, Inc.*                                                                                3,430,220
            35,895  Sequenom, Inc.*                                                                                         795,433
            38,085  Vertex Pharmaceuticals, Inc.*                                                                         1,258,709
                                                                                                                         23,324,188
Medical Instruments - 0.4%
            18,490  Intuitive Surgical, Inc.*                                                                             1,908,723
Medical Products - 0.5%
            42,640  Baxter International, Inc.                                                                            2,500,836
Multimedia - 1.2%
           311,880  News Corporation, Inc. - Class A                                                                      1,992,913
           676,590  WPP Group PLC **                                                                                      3,818,374
                                                                                                                          5,811,287
Networking Products - 2.0%
           520,820  Cisco Systems, Inc.*, **                                                                              7,796,675
           139,150  Juniper Networks, Inc.*                                                                               1,970,364
                                                                                                                          9,767,039
Power Converters and Power Supply Equipment - 2.0%
           277,415  Advanced Energy Industries, Inc.                                                                      2,491,187
         3,437,000  China High Speed Transmission Equipment Group Company, Ltd.                                           4,021,600
            63,970  Energy Conversion Devices*                                                                            1,610,125
           515,345  JA Solar Holdings Company, Ltd. (ADR)*                                                                1,370,818
            15,674  SunPower Corp. - Class B*                                                                               414,107
                                                                                                                          9,907,837
Printing - Commercial - 0.7%
           146,416  VistaPrint, Ltd.*                                                                                     3,352,926
Retail - Consumer Electronics - 1.1%
            92,890  Yamada Denki Company, Ltd. **                                                                         5,479,989
Sector Fund - Technology - 1.1%
           303,200  Semiconductor HOLDRs Trust                                                                            5,130,144
Semiconductor Components/Integrated Circuits - 6.2%
           229,515  Analog Devices, Inc.                                                                                  4,585,710
         3,089,710  Atmel Corp.                                                                                          10,319,631
         1,400,908  Cypress Semiconductor Corp.*                                                                          6,318,095
         1,222,875  Marvell Technology Group, Ltd.*                                                                       8,914,759
                                                                                                                         30,138,195
Semiconductor Equipment - 2.1%
           218,239  ASML Holdings N.V. (U.S. Shares) **                                                                   3,609,673
           140,635  KLA-Tencor Corp. **                                                                                   2,818,325
           186,530  Lam Research Corp.*                                                                                   3,769,772
                                                                                                                         10,197,770
Telecommunication Equipment - 5.8%
         1,454,115  Arris Group, Inc.*, **                                                                               10,353,299
         1,239,570  CommScope, Inc.*                                                                                     17,874,599
                                                                                                                         28,227,898
Telecommunication Equipment - Fiber Optics - 1.7%
           822,090  Corning, Inc. **                                                                                      8,311,330
Telecommunication Services - 2.6%
           604,030  Amdocs, Ltd. (U.S. Shares)*, **                                                                      10,220,187
           360,902  SAVVIS, Inc.*                                                                                         2,302,555
                                                                                                                         12,522,742
Toys - 1.2%
            19,660  Nintendo Company, Ltd. **                                                                             6,049,053
Web Hosting/Design - 0.4%
           482,699  Terremark Worldwide, Inc.*                                                                            1,694,273
Web Portals/Internet Service Providers - 0.9%
           358,435  Yahoo!, Inc.*                                                                                         4,204,443
Wireless Equipment - 5.2%
           151,790  Crown Castle International Corp.*                                                                     2,962,941
           415,455  QUALCOMM, Inc.                                                                                       14,353,971
           996,755  Telefonaktiebolaget L.M. Ericsson (ADR)                                                               7,964,072
                                                                                                                         25,280,984
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $555,631,004)                                                                                  447,269,121
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.3%
             6,346    Arris Group, Inc.
                         expires February 2009
                         exercise price $7.50                                                                               507,680

             1,007    Check Point Software Technologies, Ltd.
                         expires February 2009
                         exercise price $22.50                                                                               65,455

             1,620    Concur Technologies, Inc.
                         expires February 2009
                         exercise price $30.00                                                                              907,200

------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $1,303,818)                                                                 1,480,335
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 9.2%
        27,653,000  Janus Cash Liquidity Fund LLC, 0%                                                                    27,653,000
        17,053,067  Janus Institutional Money Market Fund - Institutional Shares, 0.30%                                  17,053,067
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $44,706,067)                                                                                   44,706,067

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $601,640,889) - 101.3%                                                               $    493,455,523
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short -(1.3)%
Cellular Telecommunications - (0.2)%
         1,236,000  China Unicom Hong Kong, Ltd.                                                                         (1,142,858)
E-Commerce/Products - (0.8)%
            64,565  Amazon.com, Inc.                                                                                     (3,797,713)
Enterprise Software/Services - (0.3)%
           110,555  Informatica Corp.*                                                                                   (1,410,682)

------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short - (proceeds $6,468,122)                                                                      (6,351,253)
------------------------------------------------------------------------------------------------------------------------------------

Total Investments and Securities Sold Short - (total cost $595,172,767) - 100%                                      $    487,104,270
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Bermuda                                                                      $   14,303,179              2.9%
Brazil                                                                            2,934,166              0.6%
Canada                                                                           12,104,900              2.5%
Cayman Islands                                                                    5,392,418              1.1%
China                                                                             6,007,473              1.2%
France                                                                            2,582,971              0.5%
Guernsey                                                                         10,220,188              2.1%
Israel                                                                            4,632,327              1.0%
Japan                                                                            16,470,987              3.3%
Jersey                                                                            3,818,374              0.8%
Netherlands                                                                       3,609,673              0.7%
Sweden                                                                            7,964,072              1.6%
Switzerland                                                                       2,950,249              0.6%
United Kingdom                                                                   28,782,187              5.8%
United States ++                                                                371,682,359             75.3%
----------------------------------------------------------------------------------------------------------------
Total                                                                         $ 493,455,523              100%

++Includes Short-Term Securities (66.1% excluding Short-Term Securities)

              Summary of Investments by Country- (Short Positions)
                          January 31, 2009 (unaudited)

                                                                 % of Securities
Country                                                Value          Sold Short
--------------------------------------------------------------------------------
Hong Kong                                  $     (1,142,858)               18.0%
United States                                    (5,208,395)               82.0%
--------------------------------------------------------------------------------
Total                                      $     (6,351,253)              100.0%

Forward Currency Contracts, Open
as of January 31, 2009 (unaudited)

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold     Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------
British Pound 2/6/09                  2,200,000   $      3,187,636    $         56,484
British Pound 3/5/09                  9,047,000         13,102,432            (614,949)
Euro 2/6/09                             950,000          1,216,126              92,594
Japanese Yen 2/6/09                 770,000,000          8,573,207             (35,624)
Japanese Yen 3/5/09                 363,000,000          4,043,876             (17,611)
--------------------------------------------------------------------------------------
Total                                             $     30,123,277    $       (519,106)

Schedule of Written Options - Calls                                    Value
--------------------------------------------------------------------------------
       Arris Group, Inc.
         expires May 2009
         6,346 contracts
         exercise price $10.00                                     $   (171,342)

       Check Point Software Technologies, Ltd.
         expires March 2009
         1,007 contracts
         exercise price $22.50                                         (140,980)

       Cisco Systems, Inc.
         expires July 2009
         3,047 contracts
         exercise price $19.00                                         (185,867)

       Concur Technologies, Inc.
         expires February 2009
         1,620 contracts
         exercise price $40.00                                          (16,200)

       Hewlett-Packard Co.
         expires August 2009
         1,190 contracts
         exercise price $55.00                                         (214,200)

       IBM Corp.
         expires July 2009
         505 contracts
         exercise price $100.00                                        (267,650)

       Oracle Corp.
         expires June 2009
         2,962 contracts
         exercise price $19.00                                         (325,820)

       Oracle Corp.
         expires June 2009
         2,528 contracts
         exercise price $20.00                                         (189,600)

--------------------------------------------------------------------------------
Total Written Options - Calls
         (Premiums received $2,342,338)                            $ (1,511,659)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Puts
       Hewlett-Packard Co.
         expires May 2009
         750 contracts
         exercise price $32.50                                     $   (191,250)

       Oracle Corp.
         expires June 2009
         1,630 contracts
         exercise price $15.00                                         (203,750)

--------------------------------------------------------------------------------

Total Written Options - Puts
         (Premiums received $477,107)                              $   (395,000)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

HOLDRs            Holding Company Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Technology Fund                    $370,366,222                 $  121,608,966               $            -

Investments in Purchased Options:
Janus Global Technology Fund                         972,655                        507,680                            -

Investments in Securities Sold Short:
Janus Global Technology Fund                     (5,208,395)                    (1,142,858)                            -

Other Financial Instruments(a):
Janus Global Technology Fund                     (1,735,317)                      (690,448)                            -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                    $    105,400,485

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Note - 3.1%
        $9,000,000  Cypress Bend Real Estate Development LLC, 1.1500%, 4/1/33 (cost $9,000,000)                     $      9,000,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 47.0%
        50,000,000  BNP Paribas Securities Corp., 0.3000%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $50,001,250
                    collateralized by $257,812,385
                    in U.S. Government Agencies
                    0% - 44.7096%, 3/25/17 - 9/20/38
                    with a value of $51,000,000                                                                           50,000,000
        30,700,000  Credit Suisse Securities (USA) LLC, 0.3000%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $30,700,768
                    collateralized by $31,194,824
                    in Commercial Paper
                    0%, 2/2/09-3/18/09
                    with a value of $31,318,225                                                                           30,700,000
           200,000  HSBC Securities (USA), Inc. 0.3000%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $200,005
                    collateralized by $324,304
                    in U.S. Government Agencies
                    0%, 10/15/25 - 12/20/36
                    with a Value of $204,003                                                                                 200,000
        50,000,000  ING Financial Markets LLC, 0.2800%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $50,001,167
                    collateralized by $110,244,188
                    in U.S. Government Agencies
                    0% - 9.5000%, 9/1/09 - 10/1/47
                    with a value of $51,000,487                                                                           50,000,000
         6,000,000  Societe Generale, NY Branch, 0.2800%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $6,000,140
                    collateralized by $10,843,791
                    in U.S. Government Agencies
                    0% - 6.5000%, 3/1/18 - 9/1/38
                    with a value of $6,120,000                                                                             6,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $136,900,000)                                                                          136,900,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 3.8%
         1,480,000  A.E. Realty LLC, Series 2003, 1.0000%, 10/1/23                                                         1,480,000
         6,460,000  Florida Housing Financial Corp. Multifamily Revenue
                    (Stone Harbor Apartments), Series K, 0.8000%, 7/15/36                                                  6,460,000
         2,065,000  New York City Housing Development Corp. Multifamily Revenue (Aldus St. Apartments)
                    Series A, 0.5500%, 6/15/37                                                                             2,065,000
         1,000,000  Maryland State Community Development Administration Multifamily Development (Crusader-D)
                    0.4000%, 2/1/41                                                                                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $11,005,000)                                                               11,005,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 22.4%
                    Army & Air Force Exchange Services:
        15,000,000  0.8000%, 2/2/09                                                                                       15,000,001
        14,000,000  1.3500%, 2/4/09                                                                                       14,000,000
                    Fannie Mae:
         2,000,000  2.7000%, 3/18/09                                                                                       1,993,219
           650,000  0.2500%, 4/10/09                                                                                         649,693
           770,000  0.5350%, 6/2/09                                                                                          768,615
         5,000,000  0.3800%, 6/22/09                                                                                       4,992,557
         5,000,000  0.5100%, 7/29/09                                                                                       4,987,391
         3,000,000  0.6800%, 10/1/09                                                                                       2,986,283
         3,000,000  0.6500%, 10/19/09                                                                                      2,985,913
                    Federal Home Loan Bank System:
           410,000  2.4000%, 2/11/09                                                                                         409,724
           359,000  2.7200%, 3/3/09                                                                                          358,337
           290,000  2.3500%, 4/16/09                                                                                         288,588
         3,000,000  2.6500%, 5/6/09                                                                                        3,000,000
         3,141,000  0.4900%, 6/12/09                                                                                       3,135,398
         3,000,000  2.8200%, 7/10/09                                                                                       3,000,000
         1,000,000  2.5500%, 9/10/09                                                                                         984,266
                    Freddie Mac:
         5,810,000  2.6400%, 2/2/09                                                                                        5,809,623
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $65,349,608)                                                                     65,349,608
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 23.7%
                    Federal Farm Credit Bank:
         3,000,000  0.2663%, 2/11/09                                                                                       3,000,000
         3,000,000  0.2800%, 4/17/09                                                                                       2,999,998
         5,000,000  0.3200%, 7/22/09                                                                                       4,991,030
         2,000,000  0.3200%, 12/21/09                                                                                      1,995,927
                    Federal Home Loan Bank System:
         5,000,000  2.1160%, 2/18/09                                                                                       5,000,017
         5,000,000  1.9810%, 2/27/09                                                                                       5,000,129
         3,000,000  0.2660%, 3/13/09                                                                                       3,000,000
         3,000,000  0.4900%, 3/27/09                                                                                       3,000,000
        10,000,000  0.4150%, 4/21/09                                                                                      10,000,000
         3,850,000  2.0100%, 5/20/09                                                                                       3,859,935
         2,000,000  2.1890%, 9/10/09                                                                                       2,000,000
         2,000,000  1.3700%, 10/5/09                                                                                       2,000,272
         1,500,000  2.0130%, 12/8/09                                                                                       1,497,095
         6,867,607  1.8000%, 1/15/42                                                                                       6,795,481
                    Freddie Mac:
         3,500,000  0.3363%, 4/7/09                                                                                        3,500,031
           800,000  0.3294%, 9/18/09                                                                                         800,302
         1,000,000  0.3388%, 9/28/09                                                                                       1,000,239
           500,000  0.3456%, 10/8/09                                                                                         500,073
         5,000,000  0.3363%, 12/7/09                                                                                       4,999,915
         3,000,000  0.2613%, 12/23/09                                                                                      2,999,071
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $68,939,515)                                                            68,939,515
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $291,194,123) - 100%                                                                 $     291,194,123
------------------------------------------------------------------------------------------------------------------------------------

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2009.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Government Money Market Fund              $         --                 $     291,194,123            $          --
------------------------------------------------------------------------------------------------------------------------------------

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.9%
Aerospace and Defense - 2.8%
           954,951  BAE Systems PLC**                                                                              $       5,574,810
         1,107,740  Boeing Co.                                                                                            46,868,479
         2,077,065  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                  31,301,370
                                                                                                                          83,744,659
Agricultural Chemicals - 3.0%
           210,915  Monsanto Co.                                                                                          16,042,195
         1,869,825  Syngenta A.G. (ADR)**                                                                                 72,212,641
                                                                                                                          88,254,836
Apparel Manufacturers - 1.9%
        10,660,740  Esprit Holdings, Ltd.                                                                                 56,863,711
Applications Software - 1.1%
           868,880  Citrix Systems, Inc.*                                                                                 18,281,235
           774,385  Microsoft Corp.                                                                                       13,241,984
                                                                                                                          31,523,219
Athletic Footwear - 1.2%
           794,895  NIKE, Inc. - Class B                                                                                  35,968,999
Brewery - 5.5%
         6,430,389  Anheuser-Busch InBev N.V.**                                                                          163,545,703
         3,665,416  Anheuser-Busch InBev N.V. - VVPR Strips*,**                                                               18,765
                                                                                                                         163,564,468
Cable Television - 1.0%
         1,337,085  DIRECTV Group, Inc.*                                                                                  29,282,162
Casino Hotels - 2.0%
         1,555,964  Crown, Ltd.                                                                                            5,417,034
         3,212,729  MGM Mirage*                                                                                           25,701,832
           957,236  Wynn Resorts, Ltd.*                                                                                   28,793,659
                                                                                                                          59,912,525
Commercial Services - Finance - 1.1%
         2,350,490  Western Union Co.                                                                                     32,107,693
Computers - 4.9%
           957,209  Apple, Inc.*                                                                                          86,273,247
         1,079,455  Research In Motion, Ltd. (U.S. Shares)*                                                               59,801,807
                                                                                                                         146,075,054
Diversified Operations - 1.6%
         5,700,000  China Merchants Holdings International Company, Ltd.                                                  10,094,710
           561,275  Danaher Corp.                                                                                         31,392,111
        18,748,000  Melco International Development, Ltd.                                                                  5,389,854
                                                                                                                          46,876,675
E-Commerce/Services - 0.7%
         1,607,315  eBay, Inc.*                                                                                           19,319,926
           464,365  Liberty Media Corp. - Interactive - Class A*                                                           1,458,106
                                                                                                                          20,778,032
Electronic Connectors - 0.6%
           704,675  Amphenol Corp. - Class A                                                                              18,427,251
Enterprise Software/Services - 4.2%
         7,480,205  Oracle Corp.*                                                                                        125,891,850
Finance - Investment Bankers/Brokers - 5.4%
           939,560  Charles Schwab Corp.                                                                                  12,768,620
         1,362,010  Credit Suisse Group (ADR)**                                                                           34,717,635
           469,585  Goldman Sachs Group, Inc.                                                                             37,909,597
         3,817,945  Morgan Stanley Co.                                                                                    77,237,028
                                                                                                                         162,632,880
Finance - Other Services - 1.0%
         1,409,095  NYSE Euronext                                                                                         31,000,090
Food - Miscellaneous/Diversified - 3.2%
         2,782,270  Nestle S.A.**                                                                                         96,227,845
Hotels and Motels - 0.7%
         1,427,675  Starwood Hotels & Resorts Worldwide, Inc.                                                             21,586,446
Industrial Gases - 0.7%
           352,255  Praxair, Inc.                                                                                         21,931,396
Medical - Biomedical and Genetic - 0.8%
           465,470  Celgene Corp.*                                                                                        24,646,637
Medical - Drugs - 8.7%
           594,570  Allergan, Inc.                                                                                        22,665,008
         1,738,480  Bristol-Myers Squibb Co.                                                                              37,220,857
         1,872,410  Merck & Company, Inc.                                                                                 53,457,305
           733,542  Roche Holding A.G.**                                                                                 103,176,082
         1,004,565  Wyeth                                                                                                 43,166,158
                                                                                                                         259,685,410
Medical - HMO - 2.8%
         2,968,535  UnitedHealth Group, Inc.                                                                              84,098,597
Medical Products - 2.4%
           704,625  Baxter International, Inc.                                                                            41,326,256
           775,055  Covidien, Ltd.                                                                                        29,715,609
                                                                                                                          71,041,865
Networking Products - 0.2%
           409,550  Cisco Systems, Inc.*                                                                                   6,130,964
Oil - Field Services - 0.6%
           328,845  Transocean, Inc.*                                                                                     17,961,514
Oil Companies - Exploration and Production - 5.1%
         1,842,894  EnCana Corp. (U.S. Shares)                                                                            81,713,920
           706,175  EOG Resources, Inc.                                                                                   47,857,480
           422,655  Occidental Petroleum Corp.                                                                            23,055,830
                                                                                                                         152,627,230
Oil Companies - Integrated - 7.8%
         2,440,260  ConocoPhillips                                                                                       115,985,558
         2,081,480  Hess Corp.                                                                                           115,751,103
                                                                                                                         231,736,661
Optical Supplies - 1.6%
           558,855  Alcon, Inc. (U.S. Shares)**                                                                           47,860,342
Power Converters and Power Supply Equipment - 0.5%
         2,173,860  JA Solar Holdings Company, Ltd. (ADR)*                                                                 5,782,468
         1,017,785  Suntech Power Holdings Company, Ltd. (ADR)*                                                            9,577,356
                                                                                                                          15,359,824
Real Estate Operating/Development - 0.4%
         5,774,175  Hang Lung Properties, Ltd.                                                                            12,964,489
Retail - Drug Store - 3.7%
         4,051,500  CVS/Caremark Corp.                                                                                   108,904,320
Retail - Jewelry - 0.6%
           860,535  Tiffany & Co.                                                                                         17,856,101
Soap and Cleaning Preparations - 1.8%
         1,402,646  Reckitt Benckiser PLC**                                                                               54,267,880
Telecommunication Equipment - 0%
             2,793  Nortel Networks Corp. (U.S. Shares)*                                                                         265
Telecommunication Equipment - Fiber Optics - 2.1%
         6,060,076  Corning, Inc.                                                                                         61,267,368
Tobacco - 2.8%
         1,869,525  Altria Group, Inc.                                                                                    30,921,944
         1,392,235  Philip Morris International, Inc.                                                                     51,721,530
                                                                                                                          82,643,474
Toys - 1.5%
           144,020  Nintendo Company, Ltd.                                                                                44,312,543
Wireless Equipment - 1.9%
         1,680,810  QUALCOMM, Inc.                                                                                        58,071,986
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,364,282,964)                                                                               2,624,087,261
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.2%
Building - Residential and Commercial - 0.1%
$        6,290,000  Meritage Homes Corp., 6.2500%, due 3/15/15                                                             3,868,350
Casino Hotels - 0.4%
        14,083,000  MGM Mirage, Inc., 8.5000%, due 9/15/10                                                                11,336,815
Power Converters and Power Supply Equipment - 0.7%
        23,952,000  JA Solar Holdings Co. Ltd., convertible, 4.5000%, due 5/15/13                                          9,730,500
        23,328,000  Suntech Power Holdings Co., convertible, 3.0000%, due 3/15/13 (144A)                                   9,739,440
                                                                                                                          19,469,940
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $60,411,356)                                                                                  34,675,105
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.5%
Finance - Investment Bankers/Brokers - 0.2%
           751,425  Citigroup, Inc., 8.1250%                                                                               6,988,253
Metal - Diversified - 0.3%
           196,775  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500%                                             9,169,715
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $36,762,784)                                                                                  16,157,968
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 5.7%
                    U.S. Treasury Notes/Bonds:
        56,494,000  3.2500%, due 12/31/09                                                                                 57,888,724
        24,730,000  2.7500%, due 7/31/10                                                                                  25,507,635
        33,780,000  1.5000%, due 10/31/10                                                                                 34,175,868
        24,730,000  4.8750%, due 7/31/11                                                                                  27,011,738
        24,730,000  3.3750%, due 7/31/13                                                                                  26,582,821
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $166,869,090)                                                                      171,166,786
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.1%
            20,242  CVS/Caremark Corp. (LEAPS)
                    expires January 2010
                    exercise price $35.00                                                                                  3,639,107
            12,156  Nordstrom, Inc. (LEAPS)
                    expires January 2010
                    exercise price $40.00                                                                                     64,305
            12,128  Texas Instruments, Inc. (LEAPS)
                    expires January 2010
                    exercise price $35.00                                                                                     19,769
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (cost $48,589,327)                                                                         3,723,181
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.6%
        17,116,000  Janus Cash Liquidity Fund LLC, 0%                                                                     17,116,000
       119,952,856  Janus Institutional Money Market Fund - Institutional Shares, 0.30%                                  119,952,856
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $137,068,856)                                                                                  137,068,856

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,813,984,377) - 100%                                                               $   2,986,879,157
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                     $   5,417,034             0.2%
Belgium                                                                         163,564,468             5.5%
Bermuda                                                                          86,579,319             2.9%
Brazil                                                                           31,301,370             1.0%
Canada                                                                          141,515,992             4.7%
Cayman Islands                                                                   52,791,278             1.8%
Hong Kong                                                                        28,449,054             0.9%
Japan                                                                            44,312,543             1.5%
Switzerland                                                                     354,194,546            11.9%
United Kingdom                                                                   59,842,691             2.0%
United States++                                                               2,018,910,862            67.6%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $2,986,879,157           100.0%

++Includes Short-Term Securities (63.0% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of January 31, 2009 (unaudited)

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold     Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------
British Pound 2/6/09                  1,700,000   $      2,463,173    $         43,647
British Pound 3/5/09                 19,200,000         27,806,643          (1,305,075)
Euro 2/6/09                          10,800,000         13,825,436           1,052,644
Euro 3/5/09                          39,500,000         50,542,903             534,153
Euro 3/12/09                         15,900,000         20,343,036             532,869
Swiss Franc 2/6/09                   31,850,000         27,470,079             480,776
Swiss Franc 3/5/09                   51,300,000         44,265,215             589,597
--------------------------------------------------------------------------------------
Total                                             $    186,716,486    $      1,928,611

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The VVPR strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Growth and Income Fund                    $  1,912,642,364             $   1,070,513,612            $           --

Investments in Purchased Options:
Janus Growth and Income Fund                              19,769                     3,703,412                        --

Other Financial Instruments(a):
Janus Growth and Income Fund                                  --                     1,928,611                        --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                    $    577,601,705

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 1.5%
Automotive - Cars and Light Trucks - 0.6%
        $7,725,000  Ford Motor Co., 5.0000%, due 12/16/13 ***                                                      $       2,766,014
Independent Power Producer - 0.7%
         3,668,000  Calpine Corp., 0%, 3/31/14 ***                                                                         2,818,051
Medical - Outpatient and Home Medical Care - 0.1%
            59,158  National Mentor Holdings, Inc., 2.1500%, due 7/1/13 ***, +++                                              37,269
           960,184  National Mentor Holdings, Inc., 3.4600%, due 7/1/13 ***, +++                                             604,916
                                                                                                                             642,185
Telecommunication Services - 0.1%
           650,000  Fairpoint Communications, 5.7500%, due 3/9/15 ***                                                        383,500
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $8,548,304)                                                                                         6,609,750
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 91.2%
Advertising Agencies - 0.6%
         2,598,000  Interpublic Group, 5.4000%, due 11/15/09                                                               2,455,110
Advertising Services - 1.7%
         2,615,000  Visant Holding Corp., 7.6250%, due 10/1/12                                                             2,353,500
         5,710,000  Visant Holding Corp., 8.7500%, due 12/1/13                                                             5,024,800
                                                                                                                           7,378,300
Agricultural Chemicals - 0.6%
         2,524,000  Mosaic Co., 7.6250%, due 12/1/16 (144A)                                                                2,372,560
Airlines - 0.2%
         1,825,000  UAL Corp., convertible, 4.5000%, due 6/30/21                                                             949,730
Apparel Manufacturers - 1.3%
         2,662,000  Hanesbrands, Inc., 5.6975%, due 12/15/14 ***, +++                                                      1,943,260
         1,064,000  Levi Strauss & Co., 9.7500%, due 1/15/15                                                                 876,470
           980,000  Levi Strauss & Co., 8.8750%, due 4/1/16                                                                  754,600
         3,875,000  Quiksilver, Inc., 6.8750%, due 4/15/15                                                                 2,126,406
                                                                                                                           5,700,736
Automotive - Cars and Light Trucks - 0.6%
        11,254,000  Ford Motor Co., 7.4500%, due 7/16/31                                                                   2,475,880
Automotive - Truck Parts and Equipment - Original - 0.4%
         2,011,000  Arvinmeritor, Inc., 8.1250%, due 9/15/15                                                                 784,290
         2,000,000  TRW Automotive, Inc., 7.0000%, due 3/15/14 (144A)                                                        950,000
                                                                                                                           1,734,290
Beverages - Non-Alcoholic - 1.1%
         2,071,000  Dr. Pepper Snapple Group, 6.1200%, due 5/1/13                                                          2,036,727
         1,335,000  Dr. Pepper Snapple Group, 6.8200%, due 5/1/18                                                          1,263,161
         1,643,000  Dr. Pepper Snapple Group, 7.4500%, due 5/1/38                                                          1,485,078
                                                                                                                           4,784,966
Building - Residential and Commercial - 0.8%
         1,300,000  K Hovnanian Enterprises, 11.5000%, due 5/1/13                                                          1,069,250
         4,022,000  Meritage Homes Corp., 6.2500%, due 3/15/15                                                             2,473,530
                                                                                                                           3,542,780
Building Products - Cement and Aggregate - 0.4%
         2,011,000  Texas Industries, Inc., 7.2500%, due 7/15/13 (144A)                                                    1,518,305
Cable Television - 1.7%
         2,010,000  Comcast Cable Communications Holdings, 8.3750%, due 3/15/13                                            2,173,047
         2,838,000  Kabel Deutschland, 10.6250%, due 7/1/14                                                                2,738,670
         2,883,000  Mediacom LLC/Mediacom Capital Corp., 9.5000%, due 1/15/13                                              2,537,040
                                                                                                                           7,448,757
Casino Hotels - 1.7%
         3,632,000  Boyd Gaming Corp., 7.1250%, due 2/1/16                                                                 2,333,560
         3,226,000  MGM Mirage, Inc., 8.5000%, due 9/15/10                                                                 2,596,930
         1,625,000  MGM Mirage, Inc., 7.5000%, due 6/1/16                                                                    877,500
         2,200,000  Wynn Las Vegas LLC, 6.6250%, due 12/1/14                                                               1,603,250
                                                                                                                           7,411,240
Cellular Telecommunications - 1.7%
           800,000  Metro PCS Wireless, Inc., 9.2500%, due 11/1/14 (144A)                                                    734,000
         4,020,000  Metro PCS Wireless, Inc., 9.2500%, due 11/1/14                                                         3,723,525
         2,936,000  Rogers Communications, 6.3750%, due 3/1/14                                                             2,857,072
                                                                                                                           7,314,597
Chemicals - Diversified - 0.2%
         1,409,000  Innophos Holdings, Inc., 9.5000%, due 4/15/12 (144A) #                                                 1,039,138
Chemicals - Specialty - 0.7%
         2,604,000  Macdermid, Inc., 9.5000%, due 4/15/17 (144A)                                                           1,275,960
         1,745,000  Nalco Co., 7.7500%, due 11/15/11                                                                       1,683,925
                                                                                                                           2,959,885
Coal - 0.3%
         1,276,000  Arch Western Finance, 6.7500%, due 7/1/13                                                              1,209,010
Commercial Services - 2.9%
         2,500,000  Aramark Corp., 6.6925%, due 2/2/15 ***, +++                                                            2,025,000
         7,536,000  Aramark Services, Inc., 8.5000%, due 2/1/15                                                            7,328,760
         1,125,000  Iron Mountain, Inc., 8.0000%, due 6/15/20                                                              1,040,625
         1,000,000  Ticketmaster, 10.7500%, due 8/1/16 (144A)                                                                600,000
         1,988,000  U.S. Investigation Services, 10.5000%, due 11/1/15 (144A)                                              1,550,640
                                                                                                                          12,545,025
Commercial Services - Finance - 0.6%
           525,000  Cardtronics, Inc., 9.2500%, due 8/15/13                                                                  371,438
         3,388,000  Cardtronics, Inc., 9.2500%, due 8/15/13                                                                2,397,010
                                                                                                                           2,768,448
Computer Services - 0.5%
         1,709,000  SunGard Data Systems, Inc., 9.1250%, due 8/15/13                                                       1,427,015
           700,000  SunGard Data Systems, Inc., 10.6250%, due 5/15/15 (144A)                                                 581,000
                                                                                                                           2,008,015
Consumer Products - Miscellaneous - 0.9%
         2,544,000  Amscan Holdings, Inc., 8.7500%, due 5/1/14                                                             1,513,680
         3,412,000  Jarden Corp., 7.5000%, due 5/1/17                                                                      2,456,640
                                                                                                                           3,970,320
Containers - Metal and Glass - 1.4%
         1,608,000  Greif, Inc., 6.7500%, due 2/1/17                                                                       1,415,040
           875,000  Owens-Brockway Glass Container, Inc., 8.2500%, due 5/15/13                                               879,375
         3,216,000  Owens-Brockway Glass Container, Inc., 6.7500%, due 12/1/14                                             3,023,040
           970,000  Owens-Illinois, Inc., 7.8000%, due 5/15/18                                                               892,400
                                                                                                                           6,209,855
Containers - Paper and Plastic - 1.4%
         1,599,000  Graham Packaging Co., 8.5000%, due 10/15/12                                                            1,223,235
         2,711,000  Graham Packaging Co., 9.8750%, due 10/15/14                                                            1,721,485
         3,021,000  Rock-Tenn Co., 9.2500%, due 3/15/16 (144A)                                                             2,960,580
                                                                                                                           5,905,300
Cosmetics and Toiletries - 0.8%
         4,045,000  Chattem, Inc., 7.0000%, due 3/1/14                                                                     3,630,388
Data Processing and Management - 1.0%
         5,258,000  First Data Corp., 9.8750%, due 9/24/15                                                                 2,944,480
         3,808,000  First Data Corp., 11.2500%, due 3/31/16 (144A)                                                         1,561,280
                                                                                                                           4,505,760
Direct Marketing - 0.4%
         2,413,000  Affinion Group, Inc., 11.5000%, due 10/15/15                                                           1,568,450
Distribution/Wholesale - 0.8%
         1,925,000  Ace Hardware Corp., 9.1250%, due 6/1/16 (144A) #                                                       1,443,750
         4,272,000  Nebraska Book Company, Inc., 8.6250%, due 3/15/12                                                      2,157,360
                                                                                                                           3,601,110
Diversified Operations - 1.2%
         2,520,000  Harland Clarke Holdings, 6.8988%, due 5/15/15 ***, +++                                                   831,600
         2,142,000  Harland Clarke Holdings, 9.5000%, due 5/15/15                                                            942,480
         1,300,000  Kansas City Southern, 13.0000%, due 12/15/13                                                           1,345,500
           753,000  Kansas City Southern de Mexico, 8.0000%, due 6/1/15                                                      677,700
         1,322,000  SPX Corp., 7.6250%, due 12/15/14 (144A)                                                                1,216,240
                                                                                                                           5,013,520
Electric - Generation - 2.1%
         2,034,000  AES Corp., 8.0000%, due 10/15/17                                                                       1,911,960
         3,672,000  Edison Mission Energy, 7.0000%, due 5/15/17                                                            3,414,960
         4,093,000  Edison Mission Energy, 7.2000%, due 5/15/19                                                            3,714,398
                                                                                                                           9,041,318
Electric - Integrated - 3.4%
         2,288,000  CMS Energy Corp., 2.0444%, due 1/15/13 ***, +++                                                        1,830,400
         8,037,000  Energy Future Holdings, 10.8750%, due 11/1/17 (144A)                                                   6,349,229
           774,000  Nevada Power Co., 5.8750%, due 1/15/15                                                                   734,206
         6,914,000  Texas Competitive Electric Holdings, 10.5000%, due 11/1/15 (144A)                                      5,116,360
           958,000  TXU Energy Co. LLC, 10.5000%, due 11/1/15 (144A)                                                         708,920
                                                                                                                          14,739,115
Electronic Components - Miscellaneous - 0.2%
         1,609,000  Sanmina-SCI, Corp., 8.1250%, due 3/1/16                                                                  691,870
Electronic Components - Semiconductors - 0.6%
         3,000,000  National Semiconductor Corp., 2.2463%, due 6/15/10 ***, +++                                            2,565,813
Finance - Auto Loans - 1.6%
         3,650,000  Ford Motor Credit Co., 9.7500%, due 9/15/10                                                            3,012,538
         7,569,000  General Motors Acceptance Corp., 8.0000%, due 11/1/31                                                  3,888,226
                                                                                                                           6,900,764
Food - Meat Products - 1.0%
         3,226,000  National Beef Packing Company LLC, 10.5000%, due 8/1/11                                                2,484,020
         1,425,000  Smithfield Foods, Inc., 7.7500%, due 5/15/13                                                           1,026,000
         1,025,000  Tyson Foods, Inc., convertible, 3.2500%, due 10/15/13                                                    886,625
                                                                                                                           4,396,645
Food - Miscellaneous/Diversified - 3.4%
           975,000  Chiquita Brands International, 7.5000%, due 11/1/14                                                      770,250
         1,425,000  Chiquita Brands International, 4.2500%, due 8/15/16                                                    1,126,748
         5,770,000  Del Monte Corp., 6.7500%, due 2/15/15                                                                  5,423,800
         5,648,000  Dole Food Company, Inc., 8.6250%, due 5/1/09                                                           5,323,240
         2,710,000  Dole Food Company, Inc., 8.7500%, due 7/15/13                                                          2,005,400
                                                                                                                          14,649,438
Food - Retail - 1.9%
         4,628,000  Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                   4,234,620
         4,220,000  Supervalu, Inc., 7.5000%, due 11/15/14                                                                 4,030,100
                                                                                                                           8,264,720
Gambling - Non-Hotel - 1.3%
         1,900,000  Isle of Capri Casinos, 7.0000%, due 3/1/14                                                               940,500
         4,029,000  Pinnacle Entertainment, Inc., 8.2500%, due 3/15/12                                                     3,686,535
           508,000  Pinnacle Entertainment, Inc., 8.7500%, due 10/1/13                                                       467,360
           647,000  Pokagon Gaming Authority, 10.3750%, due 6/15/14 (144A)                                                   566,125
                                                                                                                           5,660,520
Independent Power Producer - 3.0%
           896,000  AES China Generating Company, Ltd., 8.2500%, due 6/26/10                                                 616,568
         7,192,000  NRG Energy, Inc., 7.3750%, due 2/1/16                                                                  6,850,380
         3,829,000  Reliant Energy, Inc., 7.6250%, due 6/15/14                                                             3,130,208
         2,741,000  Reliant Energy, Inc., 7.8750%, due 6/15/17                                                             2,220,210
                                                                                                                          12,817,366
Industrial Gases - 0.2%
           975,000  Airgas, Inc., 7.1250%, due 10/1/18 (144A)                                                                897,000
Machine Tools and Related Products - 0.2%
         1,610,000  Thermadyne Holdings Corp., 9.5000%, due 2/1/14 ***                                                     1,030,400
Medical - Hospitals - 3.5%
         2,275,000  CHS/Community Health Systems, 8.8750%, due 7/15/15                                                     2,189,688
        11,457,000  HCA, Inc., 9.2500%, due 11/15/16**                                                                    10,941,434
         1,225,000  Tenet Healthcare Corp., 7.3750%, due 2/1/13                                                              992,250
         1,086,000  Tenet Healthcare Corp., 9.2500%, due 2/1/15                                                              857,940
                                                                                                                          14,981,312
Medical - Outpatient and Home Medical Care - 0.1%
           702,000  National Mentor Holdings, Inc., 11.2500%, due 7/1/14                                                     540,540
Metal - Diversified - 1.3%
         3,388,000  Freeport-McMoRan Copper & Gold, Inc., 8.2500%, due 4/1/15                                              2,884,035
         3,472,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, due 4/1/17                                              2,881,760
                                                                                                                           5,765,795
Multimedia - 0.2%
         2,816,000  LBI Media, Inc., 8.5000%, due 8/1/17 (144A)                                                              985,600
Non-Hazardous Waste Disposal - 1.4%
         2,016,000  Allied Waste Industries, Inc., 6.3750%, due 4/15/11                                                    1,995,840
         1,186,000  Allied Waste Industries, Inc., 7.8750%, due 4/15/13                                                    1,188,965
         3,110,000  Allied Waste Industries, Inc., 7.2500%, due 3/15/15                                                    3,016,700
                                                                                                                           6,201,505
Office Automation and Equipment - 0.3%
         1,385,000  Xerox Corp., 6.8750%, due 8/15/11                                                                      1,353,199
Office Supplies and Forms - 0.4%
         4,136,000  Acco Brands Corp., 7.6250%, due 8/15/15                                                                1,861,200
Oil Companies - Exploration and Production - 3.3%
         4,641,000  Encore Acquisition Co., 6.2500%, due 4/15/14                                                           3,782,414
         1,897,000  Forest Oil Corp., 8.0000%, due 12/15/11                                                                1,825,863
           775,000  Forest Oil Corp., 7.2500%, due 6/15/19 (144A)                                                            645,188
         1,236,000  Forest Oil Corp., 7.2500%, due 6/15/19                                                                 1,028,970
           699,000  Hilcorp Energy I, 9.0000%, due 6/1/16 (144A)                                                             569,685
         2,815,000  Petrohawk Energy Corp., 9.1250%, due 7/15/13                                                           2,589,800
         4,023,000  Quicksilver Resources, Inc., 8.2500%, due 8/1/15                                                       3,238,515
           550,000  Southwestern Energy Co., 7.5000%, due 2/1/18 (144A)                                                      519,750
                                                                                                                          14,200,185
Oil Field Machinery and Equipment - 0.2%
         1,136,000  Dresser-Rand Group, Inc., 7.3750%, due 11/1/14                                                           931,520
Oil Refining and Marketing - 0.3%
         1,435,000  Frontier Oil Corp., 8.5000%, due 9/15/16                                                               1,363,250
Paper and Related Products - 2.3%
         2,635,000  Boise Cascade LLC, 7.1250%, due 10/15/14                                                               1,370,200
         5,026,000  Georgia-Pacific Corp., 7.1250%, due 1/15/17 (144A)                                                     4,586,225
         4,020,000  International Paper Co., 7.4000%, due 6/15/14                                                          3,380,724
         2,471,000  NewPage Corp., 12.0000%, due 5/1/13                                                                      593,040
                                                                                                                           9,930,189
Physical Therapy and Rehabilitation Centers - 0.7%
         3,001,000  HealthSouth Corp., 10.7500%, due 6/15/16                                                               2,963,488
Pipelines - 5.0%
         1,270,000  Dynegy Holdings, Inc., 8.3750%, due 5/1/16                                                             1,035,050
         1,050,000  El Paso Corp., 12.0000%, due 12/12/13                                                                  1,126,125
         6,437,000  El Paso Corp., 7.0000%, due 6/15/17                                                                    5,889,854
         3,821,000  Enterprise Products, 6.3000%, due 9/15/17                                                              3,524,379
           450,000  Kinder Morgan Energy Partners N.T., 5.9500%, due 2/15/18                                                 430,031
           461,000  Kinder Morgan Energy Partners N.T., 6.9500%, due 1/15/38                                                 436,360
         3,389,000  Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                         2,923,013
         2,403,000  Tennessee Gas Pipeline, 8.0000%, due 2/1/16 (144A)                                                     2,384,978
         4,000,000  Williams COS, Inc., 7.1250%, due 9/1/11                                                                3,919,999
                                                                                                                          21,669,789
Private Corrections - 0.4%
         1,216,000  Corrections Corporation of America, 7.5000%, due 5/1/11                                                1,216,000
           674,000  Corrections Corporation of America, 6.2500%, due 3/15/13                                                 655,465
                                                                                                                           1,871,465
Publishing - Books - 0.5%
         4,069,000  Cengage Learning Acquisitions, 10.5000%, due 1/15/15 (144A)                                            2,034,500
Publishing - Newspapers - 1.1%
         6,431,000  Block Communications, Inc., 8.2500%, due 12/15/15 (144A)                                               4,622,281
Publishing - Periodicals - 0.3%
         1,358,000  Medimedia USA, Inc., 11.3750%, due 11/15/14 (144A) #                                                     882,700
           408,000  Nielsen Finance LLC, 11.6250%, due 2/1/14 (144A)                                                         374,340
                                                                                                                           1,257,040
REIT - Health Care - 0.4%
         2,077,000  Senior Housing Properties Trust, 8.6250%, due 1/15/12                                                  1,827,760
REIT - Hotels - 0.5%
         2,501,000  Host Marriott L.P., 6.3750%, due 3/15/15                                                               2,000,800
Rental Auto/Equipment - 0.3%
         2,010,000  Hertz Corp., 8.8750%, due 1/1/14                                                                       1,311,525
Retail - Computer Equipment - 0.6%
         2,636,000  GameStop Corp., 8.0000%, due 10/1/12                                                                   2,609,640
Retail - Gardening Products - 0.1%
         1,249,000  Harry & David Holdings, Inc., 9.0000%, due 3/1/13 ***                                                    387,190
Retail - Leisure Products - 0.9%
         5,326,000  Steinway Musical Instruments, Inc., 7.0000%, due 3/1/14 (144A) #                                       3,674,940
Retail - Miscellaneous/Diversified - 0.2%
           976,000  Eye Care Centers of America, Inc., 10.7500%, due 2/15/15                                                 907,680
Retail - Perfume and Cosmetics - 0.8%
         2,071,000  Sally Holdings LLC, 9.2500%, due 11/15/14                                                              1,905,320
         1,810,000  Sally Holdings LLC, 10.5000%, due 11/15/16                                                             1,493,250
                                                                                                                           3,398,570
Retail - Propane Distribution - 1.8%
         4,421,000  Amerigas Partners L.P., 7.2500%, due 5/20/15                                                           4,089,425
         2,521,000  Ferrellgas Partners L.P., 8.7500%, due 6/15/12                                                         2,042,010
         2,291,000  Ferrellgas Partners L.P., 6.7500%, due 5/1/14                                                          1,832,800
                                                                                                                           7,964,235
Retail - Restaurants - 1.2%
         2,042,000  Denny's Holdings, Inc., 10.0000%, due 10/1/12                                                          1,654,020
         3,731,000  Landry's Restaurants, Inc., 9.5000%, due 12/15/14                                                      3,675,035
                                                                                                                           5,329,055
Retail - Vitamins/Nutritional Supplement - 0.4%
         2,482,000  General Nutrition Center, 7.5844%, due 3/15/14 ***, +++                                                1,489,200
Satellite Telecommunications - 2.3%
         3,668,000  Intelsat, Ltd., 6.5000%, due 11/1/13                                                                   2,622,620
         6,632,000  Intelsat Jackson Holdings, 11.2500%, due 6/15/16                                                       6,341,850
         1,225,000  Intelsat Subsidiary Holdings, 8.8750%, due 1/15/15 (144A)                                              1,120,875
                                                                                                                          10,085,345
Seismic Data Collection - 0.3%
         1,609,000  Compagnie Generale de Geophysique-Veritas, 7.7500%, due 5/15/17                                        1,150,435
Special Purpose Entity - 6.5%
        19,578,478  CDX HY, 8.8750%, due 6/29/13 (144A)                                                                   16,152,243
         1,218,000  Fresenius U.S. Finance II, 9.0000%, due 7/15/15 (144A)                                                 1,224,090
         3,910,000  Kar Holdings, Inc., 8.7500%, due 5/1/14                                                                1,691,075
         3,011,000  NSG Holdings LLC, 7.7500%, due 12/15/25 (144A)                                                         2,438,910
         8,950,000  Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                    6,488,750
                                                                                                                          27,995,068
Steel - Producers - 0.8%
         1,018,000  Steel Dynamics, Inc., 7.3750%, due 11/1/12                                                               916,200
         3,300,000  Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                      2,640,000
                                                                                                                           3,556,200
Super-Regional Banks - 0.6%
         3,116,000  Bank of America, 8.0000%, due 1/30/18 ***                                                              1,650,389
           925,000  Wells Fargo Capital, 9.7500%, due 9/26/13 ***                                                            869,500
                                                                                                                           2,519,889
Telecommunication Services - 1.7%
         4,822,000  Fairpoint Communications, 13.1250%, due 4/1/18 (144A)                                                  2,700,320
         4,822,000  Time Warner Telecom Holdings, 9.2500%, due 2/15/14                                                     4,412,130
                                                                                                                           7,112,450
Telephone - Integrated - 4.0%
         2,709,000  Cincinnati Bell, Inc., 8.3750%, due 1/15/14                                                            2,424,555
         5,662,000  Level 3 Financing, Inc., 8.7500%, due 2/15/17                                                          3,623,680
         2,823,000  Qwest Communications International, 7.2500%, due 2/15/11                                               2,667,735
         3,150,000  Sprint Capital Corp., 8.3750%, due 3/15/12                                                             2,520,000
         6,300,000  Sprint Nextel Corp., 6.0000%, due 12/1/16                                                              4,220,999
         2,212,000  Virgin Media Finance PLC, 9.1250%, due 8/15/16                                                         1,858,080
                                                                                                                          17,315,049
Transportation - Marine - 0.8%
         4,667,000  Ship Finance International, Ltd., 8.5000%, due 12/15/13                                                3,646,094
Transportation - Railroad - 0.9%
         1,203,000  Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 9.3750%, due 5/1/12                           1,145,858
         3,310,000  Kansas City Southern de Mexico, 7.6250%, due 12/1/13                                                   2,780,400
                                                                                                                           3,926,258
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $469,011,170)                                                                                394,416,685
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.4%
Metal - Diversified - 0.4%
            40,010  Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $2,899,680)                           1,864,466
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.9%
        10,104,000  Janus Cash Liquidity Fund LLC, 0%                                                                     10,104,000
         9,304,188  Janus Institutional Cash Management Fund - Institutional Shares, 0.51%                                 9,304,188
        10,476,350  Janus Institutional Money Market Fund - Institutional Shares, 0.30%                                   10,476,350
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $29,884,538)                                                                                    29,884,538
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $510,343,692) - 100%                                                                 $     432,775,439
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Bermuda                                                                      $   20,836,757              4.8%
Canada                                                                            5,780,084              1.4%
France                                                                            1,150,435              0.3%
Germany                                                                           2,738,670              0.6%
Mexico                                                                            3,926,257              0.9%
United Kingdom                                                                    1,858,080              0.4%
United States++                                                                 396,485,156             91.6%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $  432,775,439            100.0%

++Includes Short-Term Securities (84.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

REIT              Real Estate Investment Trust

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

***   Rate is subject to change. Rate shown reflects current rate.

+++   Security is Illiquid.

# Schedule of Restricted and Illiquid Securities (as of January 31, 2009)

                                                     Acquisition           Acquisition                        Value as a % of
                                                         Date                 Cost              Value      Investment Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Ace Hardware, Corp., 9.1250%, due 6/1/16 (144A)                5/8/08   $      1,898,050   $      1,443,750                0.3%
Innophos Holdings, Inc., 9.5000%, due 4/15/12 (144A)          4/11/07          1,409,000          1,039,138                0.2%
Medimedia USA, Inc., 11.3750%, due 11/15/14 (144A)   11/1/06-12/18/07          1,386,718            882,700                0.2%
Steinway Musical Instruments, Inc., 7.0000%,
  due 3/1/14 (144A)                                    9/13/06-6/6/07          5,286,956          3,674,940                0.9%
-------------------------------------------------------------------------------------------------------------------------------
                                                                        $      9,980,724   $      7,040,528                1.6%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2009. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus High-Yield Fund                          --                    $   432,775,439                        --
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                                           $      1,241,500

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 13.3%
                    Allied Irish Banks:
        50,000,000  1.1800%, 2/18/09                                                                               $      50,000,000
        35,000,000  1.0000%, 3/9/09                                                                                       35,000,000
        10,000,000  Bank of the West, 3.100000%
                    2/9/09                                                                                                10,000,000
        50,000,000  BNP Paribas Securities Corp., 0.8900%
                    2/23/09                                                                                               50,000,000
                    Dexia Bank New York:
        50,000,000  1.2500%, 2/23/09                                                                                      50,000,000
        30,000,000  1.1000%, 3/9/09                                                                                       30,000,000
        30,000,000  Rabobank Nederland, 2.9200%
                    3/16/09                                                                                               30,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (amortized cost $255,000,000)                                                              255,000,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 32.8%
                    Atlantic Asset Securitization LLC:
        50,000,000  0.2700%, 2/10/09                                                                                      49,988,105
        35,000,000  0.4000%, 4/6/09                                                                                       34,975,108
        10,000,000  0.4000%, 4/8/09                                                                                        9,992,667
                    Bryant Park Funding LLC:
        50,000,000  0.3000%, 3/12/09                                                                                      49,975,624
        45,000,000  0.4500%, 3/13/09                                                                                      44,977,499
        45,000,000  Danske Corp., 0.9500%
                    2/27/09                                                                                               44,969,245
                    Gotham Funding Corp.:
        20,000,000  1.6000%, 2/4/09                                                                                       19,997,326
        20,000,000  1.6000%, 2/5/09                                                                                       19,996,435
        17,000,000  1.6000%, 2/6/09                                                                                       16,996,213
        50,000,000  Louis Dreyfus Corp., 0.6600%
                    2/27/09                                                                                               49,977,083
                    Manhattan Asset Funding Company, LLC:
        30,000,000  1.1500%, 4/2/09                                                                                       29,942,490
        35,000,000  1.1500%, 4/3/09                                                                                       34,931,787
        29,000,000  1.2000%, 4/24/09                                                                                      28,920,720
                    Nieuw Amsterdam Receivables Corp.:
        30,000,000  0.6000%, 3/23/09                                                                                      29,974,999
        34,000,000  0.6000%, 3/26/09                                                                                      33,969,965
                    Three Pillars Funding, LLC:
        35,000,000  0.3900%, 2/10/09                                                                                      34,997,375
        26,000,000  0.3000%, 2/11/09                                                                                      25,997,833
        30,000,000  0.3000%, 2/17/09                                                                                      29,996,000
                    Victory Receivables Corp.:
        30,000,000  0.3000%, 2/11/09                                                                                      29,997,500
         8,000,000  0.4500%, 4/14/09                                                                                       7,992,799
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (amortized cost $628,566,773)                                                                     628,566,773
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 3.3%
        10,000,000  Allied Irish Banks, 3.2263%
                    2/4/09                                                                                                10,000,000
         4,266,000  Dekabank, New York, 1.1925%
                    2/19/09                                                                                                4,266,000
        19,195,000  HSH Nordbank A.G., New York, 0.4263%
                    4/23/09                                                                                               19,195,000
        29,859,000  Westdeutsche Landesbank A.G., 0.4433%
                    4/9/09                                                                                                29,859,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (amortized cost $63,320,000)                                                                    63,320,000
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 20.0%
       100,000,000  BNP Paribas Securities Corp.
                    0.3000%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $100,002,500
                    collateralized by $515,624,769
                    in U.S. Government Agencies
                    0% - 44.7096%, 3/25/17 - 9/20/38
                    with a value of $102,000,000                                                                         100,000,000
        41,000,000  Deutsche Bank AG
                    0.4625%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $41,001,580
                    collateralized by $43,050,000
                    in Asset Backed Securities
                    0% - 9.3600%, 8/25/28 - 6/7/52
                    with a value of $41,927,824                                                                           41,000,000
        48,000,000  HSBC Securities (USA), Inc.
                    0.3000%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $48,001,200
                    collateralized by $77,832,992
                    in U.S. Government Agencies
                    0%, 10/15/25 - 12/20/36
                    with a value of $48,960,804                                                                           48,000,000
        68,000,000  JP Morgan Securities Inc.
                    0.4625%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $68,002,621
                    collateralized by $70,537,350
                    in Commercial Paper
                    6.0725% - 9.5000%, 8/3/09 - 8/19/30
                    with a value of $73,396,570                                                                           68,000,000
        93,000,000  RBC Capital Markets Corp.
                    0.4125%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $93,003,197
                    collateralized by $94,929,157
                    in Commercial Paper
                    0%, 2/2/09 - 3/18/09
                    with a value of $94,860,001                                                                           93,000,000
        34,000,000  Societe Generale, NY Branch
                    0.2800%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $34,000,793
                    collateralized by $61,448,148
                    in U.S. Government Agencies
                    0% - 6.5000%, 3/1/18 - 9/1/38
                    with a value of $34,680,000                                                                           34,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (amortized cost $384,000,000)                                                                384,000,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 10.4%
         1,400,000  Advocare of South Carolina, Inc., 1.2500%
                    6/1/17                                                                                                 1,400,000
         4,435,000  Battlebro Retreat, 1.5000%
                    1/1/36                                                                                                 4,435,000
                    Breckenridge Terrace LLC:
         3,690,000  1.8000%, 5/1/39                                                                                        3,690,000
        14,980,000  1.8000%, 5/1/39                                                                                       14,980,000
         1,235,000  Capital Markets Access, 1.1500%
                    7/1/25                                                                                                 1,235,000
         4,350,000  Colorado Housing Facilities Revenue (Tenderfoot Seasonal Housing LLC)
                    Series A, 1.8000%, 7/1/35                                                                              4,350,000
         7,365,000  Crozer-Keystone Health Systems, 2.5000%
                    12/15/21                                                                                               7,365,000
         6,715,000  Danville-Pittsylvania Virginia Facility Revenue
                    (Cane Creek Project) 1.5000%, 1/1/26                                                                   6,715,000
                    Eagle County, Colorado Housing Facility Revenue
                    (BC Housing LLC Project), Series A:
         8,000,000  1.8000%, 5/1/39                                                                                        8,000,000
         9,100,000  1.8000%, 6/1/27                                                                                        9,100,000
        12,150,000  Eskaton Properties, Inc., 2.5000%
                    12/1/37                                                                                               12,150,000
         5,270,000  FJM Properties-Wilmar, 1.0000%
                    10/1/24                                                                                                5,270,000
        15,305,000  HHH Supply and Investment Co., 1.7500%
                    7/1/29                                                                                                15,305,000
         5,755,000  Hunter's Ridge South Point, 1.5000%
                    6/1/25                                                                                                 5,755,000
         1,800,000  Lenexa, Kansas Industrial Revenue (Labone Project)
                    1.2500%, 9/1/09                                                                                        1,800,000
         3,900,000  Lowell Family LLC, 0.8500%
                    4/1/30                                                                                                 3,900,000
         2,500,000  Missouri State Development Financial Board
                    (Cook Composites Co. Project), 2.3100%, 11/1/24                                                        2,500,000
         6,040,000  Monongallia Health Systems, 1.0700%
                    7/1/40                                                                                                 6,040,000
         3,870,000  Montgomery-Engelside, Alabama Medical Clinic Board Revenue
                    (Surgical Center), 1.0500%, 3/1/24                                                                     3,870,000
         9,385,000  Pilot Drive Properties, 2.2500%
                    2/1/35                                                                                                 9,385,000
         6,330,000  Port Contractors, Inc., 1.5000%
                    5/1/23                                                                                                 6,330,000
        11,700,000  Racetrac Capital LLC, Series 1998-A, 1.2500%
                    4/1/18                                                                                                11,700,000
         4,935,000  Springfield, Tennessee, Health and Educational Facilities Revenue
                    Series A, 1.5000%, 6/1/26                                                                              4,935,000
         4,200,000  Tennessee Aluminum Processors, Inc., 1.0500%
                    5/1/14                                                                                                 4,200,000
         3,600,000  Tift Country Georgia Development Authority, (Heatcraft)
                    Series A, 1.5000%, 2/1/18                                                                              3,600,000
         4,060,000  Timber Ridge County Affordable Housing Corp., Series 2003
                    1.4100%, 12/1/32                                                                                       4,060,000
         1,558,000  TLW LLC, 1.2500%
                    9/1/29                                                                                                 1,558,000
        25,000,000  Tuscaloosa County, Alabama, Industrial Development Gulf Opportunity Zone
                    (Revenue Bonds), 1.0000%, 3/1/28                                                                      25,000,000
         9,705,000  Washington Road Properties, 1.2500%
                    12/1/26                                                                                                9,705,000
           100,000  Union City, Tennessee Industrial Development Board
                    (Cobank LLC Project), 0.9000%, 1/1/25                                                                    100,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Rate Demand Notes (amortized cost $198,433,000)                                                            198,433,000
------------------------------------------------------------------------------------------------------------------------------------
Time Deposit - 2.6%
        50,000,000  Bank of America Corp., 0.5125%
                    2/2/09 (amortized cost $50,000,000)                                                                   50,000,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 17.6%
                    Army & Air Force Exchange Service:
        24,000,000  1.0000%, 3/2/09                                                                                       24,000,000
        25,000,000  1.0000%, 3/6/09                                                                                       25,000,000
        15,000,000  1.0000%, 3/9/09                                                                                       15,000,000
        30,000,000  1.0000%, 3/12/09                                                                                      30,000,000
                    Fannie Mae:
        15,000,000  0.9100%, 2/18/09                                                                                      14,993,576
        10,000,000  1.4000%, 4/1/09                                                                                        9,977,022
        10,000,000  1.2500%, 4/27/09                                                                                       9,970,442
        10,000,000  1.5500%, 4/30/09                                                                                       9,962,051
        10,000,000  1.4000%, 5/13/09                                                                                       9,960,660
        10,000,000  1.7000%, 6/29/09                                                                                       9,929,969
        10,000,000  1.7500%, 7/31/09                                                                                       9,912,327
        10,000,000  1.8000%, 8/3/09                                                                                        9,908,314
                    Federal Home Loan Bank System:
        10,000,000  1.1000%, 3/11/09                                                                                       9,988,376
         8,631,000  1.2700%, 4/20/09                                                                                       8,607,201
        10,000,000  1.2500%, 4/24/09                                                                                       9,971,492
        10,000,000  1.4500%, 5/5/09                                                                                        9,962,477
        10,000,000  1.5000%, 5/15/09                                                                                       9,957,006
        10,000,000  1.7200%, 5/29/09                                                                                       9,944,001
                    Freddie Mac:
        14,125,000  0.9000%, 2/27/09                                                                                      14,115,809
        14,000,000  1.0500%, 3/3/09                                                                                       13,987,737
         9,500,000  1.1500%, 3/19/09                                                                                       9,486,606
        11,261,000  1.1000%, 3/23/09                                                                                      11,243,776
        10,000,000  1.1000%, 3/26/09                                                                                       9,983,787
        10,000,000  1.1500%, 3/30/09                                                                                       9,982,562
        12,337,000  1.1800%, 4/1/09                                                                                       12,311,691
        10,000,000  1.1500%, 4/15/09                                                                                       9,976,648
        10,000,000  1.7500%, 7/6/09                                                                                        9,924,494
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (amortized cost $338,058,024)                                                         338,058,024
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total amortized cost $1,917,377,797) - 100%                                                         1,917,377,797
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31,2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Money Market Fund                         $         --                 $ 1,917,377,797              $         --
------------------------------------------------------------------------------------------------------------------------------------

Janus Orion Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.4%
Advertising Sales - 1.8%
         4,459,616  Lamar Advertising Co. - Class A*                                                               $      40,181,140
Aerospace and Defense - 1.2%
         1,937,010  Spirit Aerosystems Holdings, Inc.*                                                                    26,343,336
Brewery - 6.2%
         5,488,915  Anheuser-Busch InBev N.V.**                                                                          139,600,957
Building - Residential and Commercial - 0.5%
         6,221,768  Rossi Residencial S.A.                                                                                12,046,459
Building Products - Cement and Aggregate - 1.3%
         1,316,916  CRH PLC**                                                                                             30,500,041
Building Products - Wood - 2.0%
         5,938,318  Masco Corp.**                                                                                         46,437,647
Casino Hotels - 1.0%
         8,046,667  Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                          22,450,201
Commer Banks - 1.9%
         5,159,688  ICICI Bank, Ltd.                                                                                      43,332,528
Computers - 1.3%
           513,105  Research In Motion, Ltd. (U.S. Shares)* ,**                                                           28,426,017
Containers - Metal and Glass - 2.7%
         3,214,823  Owens-Illinois, Inc.* ,**                                                                             61,081,637
Diversified Operations - 1.6%
         1,082,870  Illinois Tool Works, Inc.**                                                                           35,366,534
Electronic Components - Semiconductors - 1.6%
         8,493,265  ON Semiconductor, Corp.*                                                                              35,416,915
Electronic Connectors - 1.9%
           863,645  Amphenol Corp. - Class A**                                                                            22,584,317
           217,100  Hirose Electric Company, Ltd.**                                                                       20,414,998
                                                                                                                          42,999,315
Electronic Measuring Instruments - 1.2%
         1,891,013  Trimble Navigation, Ltd.*                                                                             28,024,813
Filtration and Separations Products - 1.5%
         1,338,200  Pall Corp.                                                                                            34,886,874
Finance - Investment Bankers/Brokers - 7.5%
           738,056  Credit Suisse Group A.G.**                                                                            18,914,419
         1,067,060  Goldman Sachs Group, Inc.**                                                                           86,143,753
         3,257,960  Morgan Stanley Co.* ,**                                                                               65,908,530
                                                                                                                         170,966,702
Finance - Other Services - 0.6%
         4,595,800  BM&F Bovespa S.A.*                                                                                    13,258,259
Gold Mining - 3.3%
         1,906,865  Newmont Mining Corp.                                                                                  75,855,090
Hotels and Motels - 1.6%
         2,366,240  Starwood Hotels & Resorts Worldwide, Inc.**                                                           35,777,549
Internet Gambling - 1.3%
        11,873,309  Partygaming Plc.*                                                                                     28,737,010
Internet Security - 1.7%
         2,582,970  Symantec Corp.*                                                                                       39,596,930
Machinery - General Industrial - 0.3%
        22,128,000  Shanghai Electric Group Company, Ltd.*                                                                 7,009,531
Medical - Biomedical and Genetic - 5.4%
         2,102,020  Celgene Corp.* ,**                                                                                   111,301,959
           358,805  Vertex Pharmaceuticals, Inc.*                                                                         11,858,505
                                                                                                                         123,160,464
Medical - HMO - 6.2%
         4,917,536  UnitedHealth Group, Inc.**                                                                           139,313,795
Metal Processors and Fabricators - 0.9%
           299,630  Precision Castparts Corp.                                                                             19,460,969
Oil Companies - Exploration and Production - 1.1%
           464,725  Occidental Petroleum Corp.**                                                                          25,350,749
Oil Companies - Integrated - 4.9%
         2,003,915  Hess Corp.**                                                                                         111,437,713
Printing - Commercial - 2.5%
         2,455,343  VistaPrint, Ltd.* ,** ,***                                                                            56,227,355
Real Estate Management/Services - 2.2%
         2,096,604  Jones Lang LaSalle, Inc.** ,***                                                                       49,500,820
Real Estate Operating/Development - 1.9%
        28,158,000  CapitaLand, Ltd.**                                                                                    44,131,564
REIT - Diversified - 2.2%
        13,688,537  CapitalSource, Inc.*,***                                                                              49,826,275
Retail - Drug Store - 5.2%
         4,366,075  CVS/Caremark Corp.                                                                                   117,360,096
Semiconductor Components/Integrated Circuits - 5.3%
        12,429,164  Atmel Corp.                                                                                           41,513,408
         9,032,900  Cypress Semiconductor Corp.* ,***                                                                     40,738,379
         5,041,620  Marvell Technology Group, Ltd.* ,**                                                                   36,753,410
                                                                                                                         119,005,197
Semiconductor Equipment - 0.5%
           571,570  KLA-Tencor Corp.                                                                                      11,454,263
Toys - 3.1%
           229,000  Nintendo Company, Ltd.**                                                                              70,459,466
Transportation - Railroad - 1.0%
         6,021,048  All America Latina Logistica (GDR)                                                                    22,848,306
Veterinary Diagnostics - 0.5%
           575,706  VCA Antech, Inc.*                                                                                     10,834,787
Wireless Equipment - 4.5%
         5,222,927  Crown Castle International Corp.*,**                                                                 101,951,535
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,733,652,058)                                                                               2,070,618,839
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.8%
Advertising Sales - 0.7%
       $18,132,000  Lamar Advertising Co., 2.8750%, due 12/31/10                                                          14,890,905
Gold Mining - 0.1%
         2,954,000  Newmont Mining Corp, 3.0000%, due 2/15/12**                                                            3,267,863
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $16,646,024)                                                                                  18,158,768
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.0%
Metal - Diversified - 1.0%
           492,200  Freeport-McMoRan Copper & Gold, Inc., convertible (cost $26,005,698)                                  22,936,520
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.1%
          14,781  Chesapeake Energy Corp.
                  expires April 2009
                  exercise price $25.00 **                                                                                   475,800
          20,097  CVS/Caremark Corp. (LEAPS)
                  expires January 2010
                  exercise price $30.00                                                                                    6,732,495
           9,861  PNC Financial Services Group, Inc. (LEAPS)
                  expires January 2010
                  exercise price $2.50                                                                                             0
           4,925  Occidental Petroleum Corp. (LEAPS)
                  expires January 2011
                  exercise price $30.00                                                                                   13,593,000
           3,950  UnitedHealth Group, Inc.
                  expires March 2009
                  exercise price $35.00                                                                                       49,375
           6,781  UnitedHealth Group, Inc. (LEAPS)
                  expires January 2010
                  exercise price $30.00                                                                                    3,837,910
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $34,556,091)                                                               24,688,580
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 1.1%
           3,648  Goldman Sachs Group, Inc.
                  expires March 2009
                  exercise price $30.00                                                                                      127,680
           2,864  Hess Corp.
                  expires February 2009
                  exercise price $55.00                                                                                      945,120
           8,861  iShares MSCI Emerging Markets Index
                  expires March 2009
                  exercise price $20.00                                                                                      965,849
          49,751  iShares MSCI EAFE Index
                  expires June 2009
                  exercise price $38.00                                                                                   18,539,710
          14,768  NetApp, Inc.
                  expires February 2009
                  exercise price $12.50                                                                                      147,680
         110,274  Nikkei - 225 Stock Index
                  expires March 2009
                  exercise price $7,603.15                                                                                   442,884
         330,822  Nikkei - 225 Stock Index
                  expires June 2009
                  exercise price $7,603.15                                                                                 2,661,591
           1,231  S&P 500 Index.
                  expires February 2009
                  exercise price $750.00                                                                                   1,243,310
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $29,795,970)                                                                25,073,824
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.6%
       103,745,000  Janus Cash Liquidity Fund LLC, 0% (cost $103,745,000)                                                103,745,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,944,400,841) - 100%                                                               $   2,265,221,531
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Belgium                                                                       $ 139,600,957              6.2%
Bermuda                                                                          92,980,765              4.1%
Brazil                                                                           48,153,024              2.1%
Canada                                                                           28,426,017              1.3%
Cayman Islands                                                                   22,450,201              1.0%
China                                                                             7,009,531              0.3%
Gibraltar                                                                        28,737,010              1.3%
India                                                                            43,332,528              1.9%
Ireland                                                                          30,500,041              1.3%
Japan                                                                            90,874,464              4.0%
Singapore                                                                        44,131,564              2.0%
Switzerland                                                                      18,914,419              0.8%
United States++                                                               1,669,710,985             73.7%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $2,265,221,531            100.0%

++Includes Short-Term Securities (69.1% excluding Short-Term Securities)

Forward Currency Contracts, Open
As of January 31, 2009

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold     Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------
British Pound 3/12/09                 8,800,000   $     12,743,742    $       (309,870)
British Pound 3/5/09                  9,485,000         13,736,771            (644,720)
Euro 2/6/09                          22,300,000         28,546,964             264,606
Euro 3/12/09                         39,600,000         50,665,674           1,327,146
Euro 3/5/09                          43,600,000         55,789,128             589,596
Japanese Yen 2/6/09               1,553,000,000         17,291,157             (37,518)
Japanese Yen 3/12/09              2,469,000,000         27,510,000             248,727
--------------------------------------------------------------------------------------
Total                                             $    206,283,436    $      1,437,967

Schedule of Written Options - Calls                                    Value
--------------------------------------------------------------------------------
           Chesapeake Energy Corp.
           expires April 2009
           9,854 contracts
           exercise price $37.50                                   $    (22,073)

           Freeport-McMoRan Copper & Gold, Inc.
           expires February 2009
           6,720 contracts
           exercise price $3.00                                        (309,120)

           Hess Corp.
           expires February 2009
           2,864 contracts
           exercise price $60.00                                       (515,520)

           MSCI EAFE Index
           expires June 2009
           49,751 contracts
           exercise price $42.00                                    (12,485,511)

           MSCI Emerging Markets Index
           expires March 2009
           8,861 contracts
           exercise price $28.00                                       (292,413)

           NetApp, Inc.
           expires February 2009
           4,923 contracts
           exercise price $15.00                                       (418,455)

           Nikkei Index
           expires March 2009
           110,274 contracts
           exercise price $8,403.48                                    (373,119)

           Nikkei Index
           expires March 2009
           330,822 contracts
           exercise price $8,403.48                                  (2,299,243)

           Russell 2000 Index
           expires February 2009
           4,017 contracts
           exercise price $48.00                                       (257,088)

           S&P 500 Index
           expires February 2009
           607 contracts
           exercise price $895.00                                      (329,601)

           S&P 500 Index
           expires February 2009
           113 contracts
           exercise price $1000.00                                       (2,260)

           S&P 500 Index
           expires February 2009
           113 contracts
           exercise price $1050.00                                         (565)

           S&P 500 Index
           expires February 2009
           2,461 contracts
           exercise price $1100.00                                      (12,305)

           S&P 500 Index
           expires March 2009
           295 contracts
           exercise price $900.00                                      (448,990)
--------------------------------------------------------------------------------
Premiums received $24,519,548                                      $(17,766,263)

Schedule of Written Options - Puts                                     Value
--------------------------------------------------------------------------------
           CVS/Caremark Corp.(LEAPS)
           expires January 2010
           20,097 contracts
           exercise price $20.00                                   $ (4,039,497)

           Diamond Trust - Series 1
           expires February 2009
           1,969 contracts
           exercise price $70.00                                       (120,109)

           Goldman Sachs Group, Inc.
           expires March 2009
           3,648 contracts
           exercise price $55.00                                       (932,064)

           Hess Corp.
           expires February 2009
           2,864 contracts
           exercise price $40.00                                        (71,600)

           Microsoft Corp.
           expires February 2009
           4,431 contracts
           exercise price $15.00                                        (56,274)

           Microsoft Corp.
           expires February 2009
           1,969 contracts
           exercise price $16.00                                        (57,692)

           Microsoft Corp.
           expires April 2009
           2,954 contracts
           exercise price $14.00                                       (116,978)

           Microsoft Corp.
           expires April 2009
           1,969 contracts
           exercise price $15.00                                       (126,213)

           Microsoft Corp.
           expires April 2009
           985 contracts
           exercise price $16.00                                        (95,742)

           Occidental Petroleum Corp.
           expires January 2011 (LEAPS)
           4,925 contracts
           exercise price $30.00                                     (2,511,750)

           Simon Property Group, Inc.
           expires February 2009
           3,221 contracts
           exercise price $35.00                                       (457,382)

           UnitedHealth Group, Inc.
           expires January 2010 (LEAPS)
           6,781 contracts
           exercise price $30.00                                     (4,743,852)
--------------------------------------------------------------------------------
Premiums received $14,568,435                                      $(13,329,153)

Total Return Swaps outstanding at January 31, 2009

 Counterparty      Notional       Return Paid by the Fund     Return Received by the Fund  Termination          Unrealized
                    Amount                                                                     Date      Appreciation/(Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs    $(25,170,353)     Goldman Sachs Custom J       1- month LIBOR minus 310     1/12/2010           $(810,617)
                                      Consumer Basket                 basis points
------------------------------------------------------------------------------------------------------------------------------------
                 $(68,599,080)  Goldman Sachs Small Cap AMP     1- month LIBOR minus 150     12/8/2009           $(9,496,079)
Goldman Sachs                   Consumer Discretionary Index          basis points
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2009.

-----------------------------------------------------------------------------------------------------------------------
                                     Purchases                    Sales              Realized     Dividend      Value
                                Shares        Cost         Shares        Cost       Gain/(Loss)    Income    at 1/31/09
-----------------------------------------------------------------------------------------------------------------------
Janus Orion Fund

CapitalSource, Inc.               $  --            --     5,513,540   $22,435,857   $       --   $     --   $49,826,275
-----------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor         1,387,275     5,041,167            --            --           --         --    40,738,379
Corp.
-----------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle,             252,255     7,482,727            --            --           --         --    49,500,820
Inc.
-----------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings,
Inc. - Class A                       --            --     2,561,010    67,023,822           --         --            --
-----------------------------------------------------------------------------------------------------------------------
Sunpower Corp. - B
Shares                               --            --     5,604,913    49,221,652           --         --            --
-----------------------------------------------------------------------------------------------------------------------
VistaPrint, Ltd.                     --            --            --            --           --         --    56,227,355
-----------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Orion Fund                                                $  1,195,616,904


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                             Level 1 - Quoted             Level 2 - Other Significant     Level 3 - Significant
                                             Prices                       Observable Inputs               Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Orion Fund                             $  1,614,705,374             $    600,753,753               $          --

Investments in Purchased Options:
Janus Orion Fund                                      --                  $    49,762,404                            --

Other Financial Instruments(a):
Janus Orion Fund                                   (6,647,069)                 (10,306,696)                          --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.6%
Aerospace and Defense - 0.8%
         2,067,150  Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                           $      31,151,951
Agricultural Chemicals - 3.3%
         1,580,956  Potash Corporation of Saskatchewan, Inc.                                                             118,987,673
           101,385  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 7,589,681
                                                                                                                         126,577,354
Agricultural Operations - 2.8%
         2,483,500  BrasilAgro - Companhia Brasileira de Propriedades Agricolas*, ***                                      6,853,989
       133,945,652  Chaoda Modern Agriculture Holdings, Ltd., ***                                                         84,349,692
        19,990,994  China Green Holdings, Ltd.                                                                            12,989,995
                                                                                                                         104,193,676
Apparel Manufacturers - 3.9%
        28,024,200  Esprit Holdings, Ltd.                                                                                149,479,305
Building - Residential and Commercial - 1.1%
         4,247,945  Brascan Residential Properties S.A.                                                                    3,645,283
         2,327,579  Gafisa S.A.                                                                                           11,743,283
         4,070,200  MRV Engenharia e Participacoes S.A.*                                                                  18,955,654
         3,477,401  Rossi Residencial S.A.                                                                                 6,732,872
                                                                                                                          41,077,092
Casino Hotels - 1.8%
        13,220,078  Crown, Ltd.                                                                                           46,025,237
         7,947,025  Melco PBL Entertainment (Macau), Ltd. (ADR)*                                                          22,172,200
                                                                                                                          68,197,437
Commercial Banks - 1.8%
         1,241,941  Banca Generali S.P.A. **                                                                               4,359,957
        24,177,167  Banco de Oro                                                                                          11,486,252
           495,960  Banco de Oro-EPCI, Inc. (GDR) (144A)                                                                   4,710,474
           765,810  Julius Baer Holding, Ltd.                                                                             22,758,923
         2,834,764  Punjab National Bank, Ltd.                                                                            23,045,282
                                                                                                                          66,360,888
Computer Services - 1.6%
           965,304  NDS Group PLC (ADR)*, ***                                                                             59,781,277
Computers - 5.2%
         3,554,235  Research In Motion, Ltd. (U.S. Shares)*                                                              196,904,619
Computers - Other - 0.2%
       231,222,597  A-Max Holdings, Ltd. ***                                                                               5,913,830
Dental Supplies and Equipment - 0.2%
           861,873  Osstem Implant Company, Ltd.*, ***                                                                     7,162,835
Diagnostic Kits - 0.3%
        55,035,935  Trinity, Ltd.-Private Placement *, +++, #, ***                                                        10,717,599
Distribution/Wholesale - 8.6%
       161,718,110  Li & Fung, Ltd.                                                                                      324,168,664
Diversified Operations - 1.4%
         4,329,428  Max India, Ltd.*                                                                                      10,091,116
        63,254,090  Melco International Development, Ltd., ***                                                            18,184,890
           799,375  Orascom Development Holdings*                                                                         19,072,979
        97,159,121  Polytec Asset Holdings, Ltd.                                                                           6,219,850
                                                                                                                          53,568,835
Electric - Distribution - 0.3%
         2,780,900  Equatorial Energia S.A.                                                                               12,291,602
Electronic Components - Semiconductors - 2.9%
        83,754,567  ARM Holdings PLC ***                                                                                 111,460,941
Electronic Connectors - 2.7%
         1,091,400  Hirose Electric Company, Ltd.                                                                        102,629,797
Finance - Investment Bankers/Brokers - 2.1%
         3,828,535  Morgan Stanley Co.                                                                                    77,451,263
           438,500  Nomura Holdings, Inc.                                                                                  2,824,825
                                                                                                                          80,276,088
Finance - Mortgage Loan Banker - 0.6%
           687,598  Housing Development Finance Corporation, Ltd.                                                         21,367,191
Finance - Other Services - 1.2%
        10,584,799  IG Group Holdings PLC                                                                                 44,497,229
Food - Catering - 0.2%
        20,131,000  FU JI Food & Catering Services                                                                         9,095,219
Gambling - Non-Hotel - 0.1%
         1,206,100  Great Canadian Gaming Corp.*                                                                           4,132,838
Hotels and Motels - 0.7%
        12,220,368  Kingdom Hotel Investments (GDR)*, ***                                                                 18,330,552
         5,655,000  Shangri-La Asia, Ltd.                                                                                  6,596,030
                                                                                                                          24,926,582
Insurance Brokers - 0.1%
         1,354,044  Eurodekania, Ltd. - Private Placement (U.S. Shares)*, +++, #, ***                                      5,200,328
Investment Companies - 0.8%
         7,909,060  SM Investments Corp.                                                                                  31,638,281
Investment Management and Advisory Services - 0.2%
         6,351,869  Bluebay Asset Management                                                                               7,898,009
Oil Companies - Exploration and Production - 2.4%
         2,016,835  Niko Resources, Ltd.                                                                                  82,996,784
            32,200  OGX Petroleo e Gas Participacoes*                                                                      7,636,912
                                                                                                                          90,633,696
Oil Companies - Integrated - 8.3%
         1,675,975  Hess Corp.                                                                                            93,200,970
         8,410,395  Petroleo Brasileiro S.A. (ADR)                                                                       220,352,348
                                                                                                                         313,553,318
Oil Field Machinery and Equipment - 0.8%
         4,485,417  Wellstream Holdings PLC                                                                               30,920,013
Oil Refining and Marketing - 6.4%
         9,103,203  Reliance Industries, Ltd.                                                                            243,486,931
Power Converters and Power Supply Equipment - 3.4%
         2,030,480  SunPower Corp. - Class A*                                                                             68,142,909
         6,365,200  Suntech Power Holdings Company, Ltd. (ADR)*                                                           59,896,532
                                                                                                                         128,039,441
Property and Casualty Insurance - 2.1%
         9,459,592  Reliance Capital, Ltd.                                                                                80,451,619
Real Estate Management/Services - 3.9%
         1,181,500  Daito Trust Construction Company, Ltd.                                                                50,737,212
         7,561,000  Mitsubishi Estate Company, Ltd.                                                                       98,847,215
                                                                                                                         149,584,427
Real Estate Operating/Development - 13.8%
         3,052,295  Ablon Group                                                                                            1,280,829
       137,368,440  Ayala Land, Inc.                                                                                      17,991,860
        58,273,355  CapitaLand, Ltd.                                                                                      91,330,858
       127,225,000  China Overseas Land & Investment, Ltd.                                                               166,212,964
        17,145,775  Cyrela Brazil Realty S.A.                                                                             68,760,547
         2,973,300  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes*                                     7,692,885
        69,314,000  Hang Lung Properties, Ltd.                                                                           155,627,530
         1,980,255  PDG Realty S.A. Empreendimentos e Participacoes                                                       10,545,989
         1,584,880  Rodobens Negocios Imobiliarios S.A.                                                                    5,337,608
                                                                                                                         524,781,070
Retail - Major Department Stores - 0.6%
         9,265,498  Arcandor A.G.*, **                                                                                    23,651,224
Semiconductor Equipment - 4.7%
        10,600,621  ASML Holding N.V. **                                                                                 176,119,100
Sugar - 2.4%
         5,807,259  Bajaj Hindusthan, Ltd.                                                                                 6,734,358
         1,009,400  Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                    1,170,333
        13,335,458  Balrampur Chini Mills, Ltd. ***                                                                       15,993,450
        10,961,459  Cosan, Ltd. - Class A (ADR)*, ***                                                                     35,295,898
         5,048,700  Cosan S.A. Industria e Comercio*                                                                      22,859,573
         4,561,730  Shree Renuka Sugars, Ltd.                                                                              7,288,281
                                                                                                                          89,341,893
Telecommunication Equipment - Fiber Optics - 1.3%
         4,904,855  Corning, Inc.                                                                                         49,588,084
Telecommunication Services - 1.9%
         2,628,275  Amdocs, Ltd. (U.S. Shares)*                                                                           44,470,413
         7,990,806  Reliance Communications, Ltd.                                                                         27,404,233
                                                                                                                          71,874,646
Warehousing and Harbor Transport Services - 0.1%
        12,114,876  DP World, Ltd. (U.S. Shares)                                                                           3,028,719
Wireless Equipment - 1.6%
         7,802,076  Telefonaktiebolaget L.M. Ericsson - Class B                                                           62,348,442
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,702,879,954)                                                                               3,738,072,090
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.8%
Investment Companies - 0.8%
         2,955,900  Bradespar S.A., 0% (cost $10,890,725)                                                                 29,839,422
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.6%
        19,265,000  Janus Cash Liquidity Fund LLC, 0%                                                                     19,265,000
         3,214,711  Janus Institutional Money Market Fund - Institutional Shares, 0.30%                                    3,214,711
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $22,479,711)                                                                                    22,479,711

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,736,250,390) - 100%                                                               $   3,790,391,223
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                    $   46,025,237              1.2%
Bermuda                                                                         534,443,723             14.1%
Brazil                                                                          464,399,918             12.3%
Canada                                                                          410,611,595             10.8%
Cayman Islands                                                                  200,064,045              5.3%
Germany                                                                          23,651,224              0.6%
Guernsey                                                                         45,751,242              1.2%
Hong Kong                                                                       350,742,985              9.3%
India                                                                           437,032,794             11.5%
Italy                                                                             4,359,956              0.1%
Japan                                                                           255,039,048              6.7%
Netherlands                                                                     176,119,100              4.7%
Philippines                                                                      65,826,867              1.7%
Singapore                                                                        91,330,858              2.4%
South Korea                                                                       7,162,835              0.2%
Sweden                                                                           62,348,442              1.6%
Switzerland                                                                      41,831,902              1.1%
United Arab Emirates                                                              3,028,719              0.1%
United Kingdom                                                                  259,757,797              6.9%
United States ++                                                                310,862,936              8.2%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $3,790,391,223              100%

++ Includes Short-Term Securities (7.6% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of January 31, 2009 (unaudited)

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold     Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------
Euro 2/6/09                          24,000,000   $     30,723,190    $      2,339,210
Euro 3/12/09                         53,000,000         67,810,120           1,776,231
--------------------------------------------------------------------------------------
Total                                             $     98,533,310    $      4,115,441

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

+++ Schedule of Fair Valued Securities (as of January 31, 2009)

                                                                                       Value as a %
                                                                                       of Investment
                                                                        Value           Securities
-----------------------------------------------------------------------------------------------------
Janus Overseas Fund
Eurodekania, Ltd. - Private Placement (U.S. Shares)                 $    5,200,328               0.1%
Trinity, Ltd. - Private Placement                                       10,717,599               0.3%
-----------------------------------------------------------------------------------------------------
                                                                    $   15,917,927               0.4%
-----------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities Fair Valued pursuant to a systematic fair valuation model.

# Schedule of Restricted and Illiquid Securities (as of January 31, 2009)

                                                     Acquisition           Acquisition                        Value as a % of
                                                         Date                 Cost              Value     Investment Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Eurodekania, Ltd. - Private Placement (U.S.
  Shares)+++                                                   3/8/07   $     17,754,225   $      5,200,328                0.1%
Trinity, Ltd. - Private Placement +++                        11/14/07         25,332,992         10,717,599                0.3%
-------------------------------------------------------------------------------------------------------------------------------
                                                                        $     50,751,130   $     15,917,927                0.4%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2009. The issuer incurs all registration costs.

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2009.

---------------------------------------------------------------------------------------------------------------------------------
                                    Purchases                       Sales               Realized        Dividend        Value
                              Shares         Cost           Shares         Cost        Gain/(Loss)       Income       at 1/31/09
---------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
A-Max Holdings, Ltd.            -              -   $ 12,024,000       2,026,481  $  (1,709,753)     $ 447,510  $   5,913,830
ARM Holdings PLC                -              -        151,360         480,760         200,758             -    111,460,941
Balrampur Chini
  Mills, Ltd.                   -              -              -              -             -          136,021     15,993,450
BrasilAgro - Companhia
  Brasileira de
  Propriedades Agricolas*       -              -              -              -              -               -      6,853,989
Chaoda Modern Agriculture
  Holdings, Ltd.                -              -              -              -              -         531,684     84,349,692
Cosan, Ltd. -
  Class A (ADR)*                -              -              -              -              -               -     35,295,898
Eurodekania, Ltd. -
  Private Placement
  (U.S. Shares)*                -              -              -              -              -               -      5,200,328
Kingdom Hotel Investments
  (GDR)*                        -              -              -              -              -               -     18,330,552
Melco International
  Development, Ltd.             -              -        215,000         459,690        55,290               -     18,184,890
NDS Group PLC (ADR)*            -              -              -              -              -               -     59,781,277
Osstem Implant
  Company, Ltd.*                -              -              -              -              -               -      7,162,835
Trinity, Ltd.*                  -              -              -              -              -               -     10,717,599
---------------------------------------------------------------------------------------------------------------------------------
                                         $ --                       $ 2,966,931 $ (1,453,705)    $  1,115,215   $379,245,281
---------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Overseas Fund                             $572,643,837             $  3,201,826,460           $  15,917,926

Other Financial Instruments(a):
Janus Overseas Fund                                        -                    4,115,441                       -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date.Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets
(as of the three-month period ended January 31, 2009)

                                                                          Change in
                              Balance as    Accrued                       Unrealized        Net           Transfers In   Balance as
                              of October    Discounts/     Realized       Appreciation/     Purchases/    and/or Out     of January
                              31, 2008      Premiums       Gain/(Loss)    (Depreciation)    Sales         of Level 3     31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Overseas Fund            $42,466,662    $    --     $       --     $(26,548,736)     $       --    $       --     $15,917,926
-----------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                             $    204,130,280

Janus Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.6%
Advertising Sales - 0.3%
           634,840  Lamar Advertising Co. - Class A*                                                               $       5,719,908
Aerospace and Defense - 2.6%
           644,330  Northrop Grumman Corp.                                                                                31,005,160
         1,936,985  Spirit Aerosystems Holdings, Inc.*                                                                    26,342,996
                                                                                                                          57,348,156
Aerospace and Defense - Equipment - 1.7%
           781,560  United Technologies Corp.                                                                             37,507,064
Agricultural Chemicals - 0.9%
           254,010  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                19,015,189
Agricultural Operations - 0.7%
           387,430  Bunge, Ltd.                                                                                           16,636,244
Apparel Manufacturers - 1.6%
         1,419,300  Esprit Holdings, Ltd.                                                                                  7,570,456
           508,705  VF Corp.                                                                                              28,497,654
                                                                                                                          36,068,110
Applications Software - 2.4%
         1,258,995  Citrix Systems, Inc.*                                                                                 26,489,255
         1,565,865  Microsoft Corp.                                                                                       26,776,291
                                                                                                                          53,265,546
Athletic Footwear - 0.9%
           447,740  NIKE, Inc. - Class B                                                                                  20,260,235
Brewery - 0.6%
           512,168  Anheuser- Busch InBev N.V. **                                                                         13,026,098
           244,927  Anheuser- Busch InBev N.V. - VVPR Strips*,**                                                               1,254
                                                                                                                          13,027,352
Building - Residential and Commercial - 1.5%
            76,390  NVR, Inc. *                                                                                           32,549,015
Building and Construction Products - Miscellaneous - 0.7%
         2,012,586  Masco Corp.                                                                                           15,738,423
Building Products - Cement and Aggregate - 1.0%
           958,715  CRH PLC**                                                                                             22,204,034
Cable Television - 0.7%
         2,023,791  British Sky Broadcasting Group PLC **                                                                 14,534,235
Casino Hotels - 0.8%
         3,097,127  Crown, Ltd.                                                                                           10,782,539
         1,007,740  MGM Mirage*                                                                                            8,061,920
                                                                                                                          18,844,459
Cellular Telecommunications - 0.5%
           386,020  America Movil S.A. de C.V. - Series L (ADR)                                                           11,005,430
Chemicals - Diversified - 1.0%
           433,621  Bayer A.G. **                                                                                         23,218,818
Chemicals - Specialty - 0.3%
        11,535,000  Huabao International Holdings, Ltd.                                                                    7,383,322
Commercial Services - Finance - 0.2%
           391,475  Western Union Co.                                                                                      5,347,549
Computers - 3.7%
           591,290  Apple, Inc.                                                                                           53,292,968
           527,000  Research In Motion, Ltd. (U.S. Shares) *                                                              29,195,800
                                                                                                                          82,488,768
Computers - Peripheral Equipment - 0.9%
         2,111,963  Logitech International S.A. *,**                                                                      20,482,850
Consumer Products - Miscellaneous - 1.8%
           771,870  Kimberly-Clark Corp.                                                                                  39,728,149
Containers - Metal and Glass - 2.9%
         1,916,015  Crown Holdings, Inc.*                                                                                 35,925,281
         1,499,065  Owens-Illinois, Inc. *,**                                                                             28,482,235
                                                                                                                          64,407,516
Cosmetics and Toiletries - 1.8%
           598,795  Colgate-Palmolive Co.                                                                                 38,945,627
Decision Support Software - 0.3%
           377,240  MSCI, Inc. *                                                                                           6,548,886
Diversified Operations - 3.6%
           526,515  Cooper Industries, Ltd. - Class A                                                                     14,168,519
           492,175  Danaher Corp.                                                                                         27,527,348
           697,635  Illinois Tool Works, Inc.                                                                             22,784,759
         6,205,250  Keppel Corp., Ltd.                                                                                    16,309,627
                                                                                                                          80,790,253
E-Commerce/Services - 0.5%
           862,895  eBay, Inc. *                                                                                          10,371,998
Electric - Generation - 0.9%
         2,396,110  AES Corp. *                                                                                           18,953,230
Electronic Components - Semiconductors - 0.9%
        14,544,007  ARM Holdings PLC **                                                                                   19,355,228
Electronic Connectors - 1.1%
           936,920  Amphenol Corp. - Class A                                                                              24,500,458
Enterprise Software/Services - 2.3%
         3,062,710  Oracle Corp. *                                                                                        51,545,409
Finance - Investment Bankers/Brokers - 1.3%
           158,025  Goldman Sachs Group, Inc.                                                                             12,757,359
           477,410  JPMorgan Chase & Co.                                                                                  12,178,729
           383,042  optionsXpress Holdings, Inc.                                                                           4,171,327
                                                                                                                          29,107,415
Finance - Other Services - 0.4%
            54,690  CME Group, Inc.                                                                                        9,511,138
Food - Diversified - 1.0%
           357,565  General Mills, Inc.                                                                                   21,149,970
Food - Miscellaneous/Diversified - 0.5%
           353,555  Nestle S.A. **                                                                                        12,228,086
Food - Retail - 0.5%
         2,174,080  Tesco PLC **                                                                                          11,258,334
Hotels and Motels - 0.8%
         1,153,640  Starwood Hotels & Resorts Worldwide, Inc.                                                             17,443,037
Independent Power Producer - 1.6%
         1,025,157  NRG Energy, Inc. *                                                                                    23,947,667
         2,328,030  Reliant Energy, Inc.*                                                                                 11,849,673
                                                                                                                          35,797,340
Industrial Automation and Robotics - 0.1%
            41,500  Fanuc, Ltd. **                                                                                         2,462,356
Internet Security - 0.4%
           515,190  Symantec Corp. *                                                                                       7,897,863
Medical - Biomedical and Genetic - 5.7%
           616,357  Celgene Corp.*                                                                                        32,636,103
           488,039  Genzyme Corp.*                                                                                        33,635,647
           532,403  Gilead Sciences, Inc. *                                                                               27,030,100
           923,175  OSI Pharmaceuticals, Inc. *                                                                           32,865,030
                                                                                                                         126,166,880
Medical - Drugs - 3.8%
         1,442,616  Grifols S.A. **                                                                                       25,392,086
         1,206,000  Merck & Company, Inc.                                                                                 34,431,299
           167,400  Roche Holding A.G. **                                                                                 23,545,586
                                                                                                                          83,368,971
Medical Products - 2.8%
           876,415  Covidien, Ltd.                                                                                        33,601,751
         1,178,367  Hospira, Inc. *                                                                                       29,341,338
                                                                                                                          62,943,089
Multimedia - 0.5%
         1,673,390  News Corporation, Inc. - Class A                                                                      10,692,962
Networking Products - 1.4%
         2,035,645  Cisco Systems, Inc. *,**                                                                              30,473,606
Oil and Gas Drilling - 1.0%
           502,390  Helmerich & Payne, Inc.                                                                               11,283,680
         1,003,655  Nabors Industries, Ltd. *                                                                             10,990,022
                                                                                                                          22,273,702
Oil Companies - Exploration and Production - 2.3%
           336,295  Devon Energy Corp.                                                                                    20,715,772
           535,935  Occidental Petroleum Corp.                                                                            29,235,254
                                                                                                                          49,951,026
Oil Companies - Integrated - 3.0%
           768,540  Hess Corp.                                                                                            42,738,509
           878,465  Petroleo Brasileiro S.A. (ADR)                                                                        23,015,783
                                                                                                                          65,754,292
Oil Field Machinery and Equipment - 1.5%
           570,774  Cameron International Corp.*                                                                          13,219,126
           439,885  National-Oilwell Varco, Inc.*                                                                         11,630,559
         1,291,669  Wellstream Holdings PLC **                                                                             8,904,060
                                                                                                                          33,753,745
Physical Practice Management - 1.6%
         1,090,700  Mednax, Inc.*                                                                                         36,614,799
Power Converters and Power Supply Equipment - 0.4%
         3,526,409  JA Solar Holdings Company, Ltd. (ADR)*                                                                 9,380,248
Property and Casualty Insurance - 0.2%
           130,060  Chubb Corp.                                                                                            5,537,955
Real Estate Management/Services - 0.3%
           463,195  Mitsubishi Estate Company, Ltd. **                                                                     6,055,487
Real Estate Operating/Development - 0.9%
         4,439,000  CapitaLand, Ltd.                                                                                       6,957,171
         6,203,000  Hang Lung Properties, Ltd.                                                                            13,927,310
                                                                                                                          20,884,481
REIT - Diversified - 0.2%
         1,390,595  CapitalSource, Inc.                                                                                    5,061,766
Retail - Apparel and Shoe - 0.5%
           263,856  Industria de Diseno Textil S.A. **                                                                    10,071,907
Retail - Consumer Electronics - 0.9%
           266,615  Best Buy Company, Inc.                                                                                 7,470,552
           194,180  Yamada Denki Company, Ltd.**                                                                          11,455,532
                                                                                                                          18,926,084
Retail - Discount - 2.4%
           409,380  Dollar Tree Stores, Inc.*                                                                             17,484,620
           767,855  Wal-Mart Stores, Inc.                                                                                 36,181,327
                                                                                                                          53,665,947
Retail - Drug Store - 1.5%
         1,231,260  CVS/Caremark Corp.                                                                                    33,096,269
Retail - Regional Department Stores - 1.3%
           757,615  Kohl's Corp. *                                                                                        27,812,047
Retail - Restaurants - 1.7%
           269,238  McDonald's Corp.                                                                                      15,621,189
           798,665  Yum! Brands, Inc.                                                                                     22,857,792
                                                                                                                          38,478,981
Semiconductor Components/Integrated Circuits - 2.9%
         9,084,224  Atmel Corp.                                                                                           30,341,308
         4,579,085  Marvell Technology Group, Ltd.*                                                                       33,381,530
                                                                                                                          63,722,838
Semiconductor Equipment - 1.4%
         1,524,835  KLA-Tencor Corp.                                                                                      30,557,693
Soap and Cleaning Preparations - 0.5%
           282,440  Reckitt Benckiser PLC **                                                                              10,927,504
Telecommunication Equipment - 2.9%
         5,352,870  Arris Group, Inc.*                                                                                    38,112,434
         1,792,885  CommScope, Inc.*                                                                                      25,853,402
                                                                                                                          63,965,836
Telecommunication Equipment - Fiber Optics - 1.4%
         2,973,820  Corning, Inc.                                                                                         30,065,320
Telecommunication Services - 1.6%
         1,082,835  Amdocs, Ltd. (U.S. Shares) *,**                                                                       18,321,568
         1,014,955  SAVVIS, Inc. *                                                                                         6,475,413
         1,419,769  Time Warner Telecom, Inc. - Class A *                                                                 10,861,233
                                                                                                                          35,658,214
Toys - 0.8%
         1,300,615  Mattel, Inc.                                                                                          18,455,727
Transportation - Services - 2.2%
           514,840  C.H. Robinson Worldwide, Inc.                                                                         23,672,343
           587,995  United Parcel Service, Inc. - Class B                                                                 24,983,908
                                                                                                                          48,656,251
Web Portals/Internet Service Providers - 1.6%
            70,565  Google, Inc. - Class A*                                                                               23,888,370
         1,026,525  Yahoo!, Inc.*                                                                                         12,041,138
                                                                                                                          35,929,508
Wireless Equipment - 3.7%
         1,083,545  Crown Castle International Corp. *                                                                    21,150,798
         1,162,035  QUALCOMM, Inc.                                                                                        40,148,309
         2,668,109  Telefonaktiebolaget L.M. Ericsson - Class B                                                           21,321,561
                                                                                                                          82,620,668
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,168,395,615)                                                                               2,186,170,803
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.4%
        31,463,000  Janus Cash Liquidity Fund LLC, 0% (cost $31,463,000)                                                  31,463,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,199,858,615) - 100%                                                               $   2,217,633,803
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                     $  10,782,539              0.5%
Belgium                                                                          13,027,352              0.6%
Bermuda                                                                         123,731,844              5.6%
Brazil                                                                           23,015,783              1.0%
Canada                                                                           48,210,989              2.2%
Cayman Islands                                                                    9,380,248              0.4%
Germany                                                                          23,218,818              1.1%
Guernsey                                                                         18,321,568              0.8%
Hong Kong                                                                        13,927,310              0.6%
Ireland                                                                          22,204,034              1.0%
Japan                                                                            19,973,375              0.9%
Mexico                                                                           11,005,430              0.5%
Singapore                                                                        23,266,798              1.1%
Spain                                                                            35,463,993              1.6%
Sweden                                                                           21,321,561              1.0%
Switzerland                                                                      56,256,521              2.5%
United Kingdom                                                                   64,979,360              2.9%
United States ++                                                              1,679,546,280             75.7%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $2,217,633,803            100.0%

++Includes Short-Term Securities (74.3% excluding Short-Term Securities)

Forward Currency Contracts, Open
as of January 31, 2009 (unaudited)

Currency Sold and                      Currency           Currency          Unrealized
Settlement Date                      Units Sold     Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------
British Pound 3/5/09                 17,700,000   $     25,634,249    $     (1,203,116)
British Pound 3/12/09                 1,100,000          1,592,968             (38,734)
Euro 2/6/09                           5,800,000          7,424,771             354,189
Euro 3/5/09                             500,000            639,784               6,762
Euro 3/12/09                         31,900,000         40,814,015           1,069,090
Japanese Yen 3/12/09                929,000,000         10,351,069              93,588
Swiss Franc 2/6/09                   23,800,000         20,527,092             359,261
Swiss Franc 3/5/09                   16,000,000         13,805,915             183,890
--------------------------------------------------------------------------------------
Total                                             $    120,789,863    $        824,929

Total Return Swaps outstanding at January 31, 2009

 Counterparty      Notional       Return Paid by the Fund     Return Received by the Fund  Termination          Unrealized
                    Amount                                                                     Date      Appreciation/(Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley   $(1,169,935)   Wynn Resorts, Ltd. plus 1-        Melco International        12/13/10            $699,476
Capital                         month LIBOR minus 70 basis       Development, Ltd. plus
Services                                  points                 1- month LIBOR plus 10
                                                                      basis points
-----------------------------------------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The VVPR strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Research Fund                             $  1,823,393,903             $    394,239,900             $      --

Other Financial Instruments(a):
Janus Research Fund                                           --                    1,524,405                    --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forwards, written option contracts and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements, and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Fund                                             $    254,670,241

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loan - 0.2%
Food - Confectionery - 0.2%
        $  605,000  WM Wrigley Jr. Co., 6.5000%, due 9/30/14* (cost $599,328)                                      $         593,656
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 41.3%
Advertising Agencies - 0.4%
         1,295,000  Interpublic Group, 5.4000%, due 11/15/09                                                               1,223,775
Aerospace and Defense - 0.5%
         1,390,000  Northrop Grumman Systems, 7.1250%, due 2/15/11                                                         1,480,645
Aerospace and Defense - Equipment - 0.2%
           495,000  United Technologies Corp., 6.5000%, due 6/1/09                                                           500,912
Apparel Manufacturers - 0.1%
           320,000  Hanesbrands Inc., 5.6975%, due 12/15/14 *, **                                                            233,600
Automotive - Cars and Light Trucks - 0.3%
           860,000  Daimler Finance LLC., 7.2000%, due 9/1/09                                                                855,602
Beverages - Non-Alcoholic - 0.3%
           495,000  Coca-Cola Co., 5.7500%, due 3/15/11                                                                      524,205
           273,000  Dr. Pepper Snapple Group, 6.1200%, due 5/1/13                                                            268,482
                                                                                                                             792,687
Beverages - Wine and Spirits - 0.4%
         1,270,000  Diageo Capital PLC, 4.3750%, due 5/3/10                                                                1,278,287
Brewery - 1.3%
         2,580,000  Anheuser-Busch InBev, 7.2000%, due 1/15/14(144A)                                                       2,621,476
         1,375,000  SABMiller PLC, 6.2000%, due 7/1/11(144A)                                                               1,376,041
                                                                                                                           3,997,517
Building Products - Air and Heating - 0.4%
         1,300,000  American Standard Inc., 7.6250%, due 2/15/10                                                           1,316,077
Cable Television - 2.1%
           595,000  Comcast Corp., 1.4600%, due 7/14/09*                                                                     587,084
           680,000  Comcast Corp., 5.8500%, due 1/15/10                                                                      689,005
           990,000  Cox Communications, Inc., 7.8750%, due 8/15/09                                                           986,639
         1,300,000  Cox Communications, Inc., 4.6250%, due 1/15/10                                                         1,289,601
         1,305,000  Time Warner Cable Inc., 5.4000%, due 7/2/12                                                            1,265,025
         1,265,000  Time Warner Cable Inc., 8.2500%, due 2/14/14                                                           1,344,066
                                                                                                                           6,161,420
Casino Hotels - 0.6%
         1,725,000  Mandalay Resort Group, 6.5000%, due 7/31/09                                                            1,664,625
Cellular Telecommunications - 2.3%
         1,270,000  Rogers Wireless Inc., 9.6250%, due 5/1/11                                                              1,297,986
         1,185,000  Verizon Communications, Inc., 7.2500%, due 12/1/10                                                     1,261,649
           990,000  Verizon Communications Inc. 5.2500%, due 2/1/12(144A)                                                    986,763
         1,605,000  Verizon Communications Inc., 7.3750%, due 11/15/13(144A)                                               1,735,967
         1,650,000  Verizon Communications Inc., 5.5500%, due 2/1/14(144A)                                                 1,639,391
                                                                                                                           6,921,756
Containers - Metal and Glass - 0.2%
           475,000  Owens- Illinois Inc., 7.5000%, due 5/15/10                                                               479,750
Cosmetics and Toiletries - 0.3%
           981,000  Procter & Gamble Co., 4.6000%, due 1/15/14                                                             1,038,420
Data Processing and Management - 0.5%
         1,465,000  Fiserv, Inc., 6.1250%, due 11/20/12                                                                    1,400,543
Diversified Financial Services - 0.4%
         1,115,000  General Electric Capital Corp., 4.2500%, due 9/13/10                                                   1,116,975

Diversified Operations - 3.5%
         1,863,000  3M Company, 4.3750%, due 8/15/13                                                                       1,934,021
         1,270,000  Dover Corp., 6.5000%, due 2/15/11                                                                      1,350,490
           900,000  Eaton Corp., 4.9000%, due 5/15/13                                                                        894,452
         2,530,000  Goldman Sachs Group Inc., 3.2500%, due 6/15/12                                                         2,596,374
         2,500,000  J.P. Morgan Chase & Co., 3.1250%, due 12/1/11                                                          2,571,724
         1,310,000  Morgan Stanley, 2.0000%, due 9/22/11                                                                   1,306,488
                                                                                                                          10,653,549
Electric - Integrated - 2.8%
           440,000  CenterPoint Energy Houston, 7.0000%, due 3/1/14                                                          452,942
           990,000  CMS Energy Corp., 7.7500%, due 8/1/10                                                                    986,803
         1,430,000  Duke Energy Corp., 6.3000%, due 2/1/14                                                                 1,466,687
           845,000  Georgia Power Company, 6.0000%, due 11/1/13                                                              916,820
         1,270,000  Monongahela Power Corp., 7.9500%, due 12/15/13(144A)                                                   1,289,562
           826,000  Nevada Power Co., 8.2500%, due 6/1/11                                                                    876,618
           665,000  Oncor Electric Delivery, 5.9500%, due 9/1/13(144A)                                                       650,377
         1,180,000  Virginia Electric Co., 4.5000%, due 12/15/10                                                           1,185,094
           825,000  Wisconsin Energy Corp., 6.5000%, due 4/1/11                                                              860,170
                                                                                                                           8,685,073
Electronic Components - Semiconductors - 0.2%
           810,000  National Semiconductor Corp., 2.2462%, due 6/15/10 *,**                                                  692,770
Enterprise Software/Services - 0.7%
         2,160,000  CA, Inc., 4.7500%, due 12/1/09 *                                                                       2,106,000
Finance - Consumer Loans - 1.8%
         5,375,000  Deere & Co 2.8750%, due 6/19/12                                                                        5,451,185
Finance - Credit Card - 0.2%
           495,000  American Express Credit Co., 5.8750%, due 5/2/13                                                         479,046
Finance - Investment Bankers/Brokers - 0.8%
           537,000  Credit Suisse USA, Inc., 6.1250%, due 11/15/11                                                           546,806
         1,115,000  Goldman Sachs Group Inc., 4.5000%, due 6/15/10                                                         1,105,405
           742,000  J.P. Morgan Chase & Co., 6.7500%, due 2/1/11                                                             767,012
                                                                                                                           2,419,223
Food - Confectionery - 0.4%
         1,205,000  WM Wrigley Jr. Co., 4.3000%, due 7/15/10                                                               1,168,850
Food - Miscellaneous/Diversified - 1.8%
           990,000  Dean Holdings Co., 6.6250%, due 5/15/09                                                                  987,525
         1,080,000  Dole Food Company, Inc., 8.6250%, due 5/1/09                                                           1,017,900
           575,000  General Mills, Inc., 5.2500%, due 8/15/13                                                                588,702
         1,735,000  HJ Heinz Finance Co., 6.6250%, due 7/15/11                                                             1,811,327
           675,000  Kraft Foods Inc., 2.7900%, due 8/11/10*                                                                  637,076
           460,000  Kraft Foods Inc., 6.7500%, due 2/19/14                                                                   498,367
                                                                                                                           5,540,897
Food - Retail - 1.4%
         2,025,000  American Stores Co. 7.5000%, due 5/1/37                                                                2,009,813
           325,000  Delhaize Group, 5.8750%, due 2/1/14                                                                      327,995
           495,000  Kroger Co., 7.2500%, due 6/1/09                                                                          499,868
           115,000  Kroger Co., 7.5000%, due 1/15/14                                                                         128,204
         1,175,000  Safeway Inc., 6.2500%, due 3/15/14                                                                     1,240,202
                                                                                                                           4,206,082
Medical - Biomedical and Genetic - 0.4%
         1,270,000  Genentech Inc., 4.4000%, due 7/15/10                                                                   1,281,576
Medical - HMO - 0.9%
         2,605,000  UnitedHealth Group Inc., 5.2500%, due 3/15/11                                                          2,612,461
Medical - Hospitals - 0.3%
           990,000  HCA, Inc., 8.7500%, due 9/1/10                                                                           972,675
Medical Labs and Testing Services - 0.5%
         1,550,000  Quest Diagnostic Inc., 5.1250%, due 11/1/10                                                            1,541,064
Medical Products - 1.1%
         1,265,000  Covidien International Finance S.A, 5.4500%, due 10/15/12                                              1,274,901
         1,995,000  Hospira, Inc., 4.9500%, due 6/15/09                                                                    1,997,233
           170,000  Hospira, Inc., 1.9475%, due 3/30/10 *                                                                    154,729
                                                                                                                           3,426,863
Multimedia - 0.4%
         1,250,000  COX Enterprises Inc., 7.8750%, due 9/15/10(144A)                                                       1,250,500
Office Automation and Equipment - 0.7%
         2,141,000  Xerox Corp., 2.5975%, due 12/18/09 *                                                                   1,991,091
Oil Companies - Exploration and Production - 0.5%
           516,000  Anadarko Finance Co., 6.7500%, due 5/1/11                                                                518,486
           820,000  Devon Energy Corp., 5.6250%, due 1/15/14                                                                 834,628
                                                                                                                           1,353,114
Oil Companies - Integrated - 0.9%
         2,165,000  ConocoPhillips, 4.7500% due 2/1/14                                                                     2,183,186
           415,000  HESS Corp., 7.0000%, due 2/15/14                                                                         420,935
                                                                                                                           2,604,121
Pipelines - 2.1%
         1,300,000  El Paso Corp., 7.0000%, due 5/15/11                                                                    1,260,775
         1,435,000  Enterprise Products Operating LLC, 4.6250%, due 10/15/09                                               1,421,713
         1,265,000  Kinder Morgan Energy Partners L.P., 7.5000%, due 11/1/10                                               1,314,172
           990,000  Kinder Morgan Energy Partners L.P., 6.7500%, due 3/15/11                                               1,028,858
           210,000  Kinder Morgan Finance Corp., 5.3500%, due 1/5/11                                                         200,550
           990,000  Oneok, Inc., 7.1250%, due 4/15/11                                                                        993,251
                                                                                                                           6,219,319
Property and Casualty Insurance - 0.5%
         1,555,000  Chubb Corp, 5.2000%, due 4/1/13                                                                        1,564,874
Reinsurance - 0.3%
           995,000  Berkshire Hathaway, Inc., 5.0000%, due 8/15/13                                                         1,026,425
REIT - Regional Malls - 0.3%
         1,031,000  Simon Property Group L.P., 4.6000%, due 6/15/10                                                          954,450
Retail - Discount - 0.4%
         1,270,000  Wal- Mart Stores, Inc., 4.0000%, due 1/15/10                                                           1,298,532
Retail - Drug Store - 0.4%
           495,000  CVS Caremark Corp., 4.0000%, due 9/15/09                                                                 495,029
           680,000  CVS Caremark Corp., 2.5025%, due 6/1/10 *                                                                648,523
                                                                                                                           1,143,552
Retail - Hypermarkets - 0.3%
           991,000  New Albertsons, Inc., 6.9500%, due 8/1/09                                                                988,523
Retail - Regional Department Stores - 0.9%
         2,605,000  May Department Stores Co., 4.8000%, due 7/15/09                                                        2,581,878
Rubber - Tires - 0.3%
           860,000  Goodyear Tire & Rubber Co., 6.6775%, due 12/1/09 *                                                       829,900
Schools - 0.2%
           590,000  Duke University, 4.2000%, due 4/1/14                                                                     601,765
Steel - Producers - 0.3%
           870,000  Steel Dynamics, Inc., 7.3750%, due 11/1/12                                                               783,000
Super-Regional Banks - 2.9%
           826,000  Bank of America Corp., 4.3750%, due 12/1/10                                                              830,142
         2,565,000  Deere & Co., 1.7000%, due 12/23/10                                                                     2,571,112
           845,000  PNC Funding Corp., 7.5000%, due 11/1/09                                                                  843,704
           985,000  PNC Financial Services Group, 2.3000%, due 6/22/12                                                       980,019
           497,000  Wells Fargo & Co., 6.4500%, due 2/1/11                                                                   510,380
           329,000  Wells Fargo & Co., 5.3000%, due 8/26/11                                                                  332,669
         2,535,000  Wells Fargo & Co., 3.0000%, due 12/9/11                                                                2,603,820
                                                                                                                           8,671,846
Telephone - Integrated - 1.3%
           495,000  AT&T, Inc., 6.0000%, due 3/15/09                                                                         496,097
           825,000  AT&T, Inc., 5.3000%, due 11/15/10                                                                        847,438
           908,000  AT&T, Inc., 4.9500%, due 1/15/13                                                                         925,497
         1,735,000  AT&T, Inc., 4.8500%, due 2/15/14                                                                       1,740,032
                                                                                                                           4,009,064
Tobacco - 0.5%
         1,355,000  Phillip Morris International Inc., 4.8750%, due 5/16/13                                                1,392,571

Transportation - Railroad - 0.7%
           516,000  Union Pacific Corp., 3.8750%, due 2/15/09                                                                516,325
         1,475,000  Union Pacific Corp., 5.4500%, due 1/31/13                                                              1,453,756
                                                                                                                           1,970,081
Transportation - Services - 0.3%
           860,000  FedEx Corp., 7.3750%, due 1/15/14                                                                        898,366
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $123,043,993)                                                                                123,832,877
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 19.3%
                    Fannie Mae:
         2,611,000  5.1250%, due 7/13/09                                                                                   2,664,442
         8,390,000  3.0000%, due 7/12/10                                                                                   8,599,281
         1,135,000  2.8750%, due 10/12/10                                                                                  1,163,257
         8,206,000  2.7500%, due 4/11/11                                                                                   8,332,233
         5,858,000  6.0000%, due 5/15/11                                                                                   6,384,335
         5,925,000  3.3750%, due 5/19/11                                                                                   6,146,696
         1,180,000  3.6250%, due 8/15/11                                                                                   1,231,935
                    Federal Home Loan Bank:
         5,390,000  2.3750%, due 4/30/10                                                                                   5,466,085
         6,175,000  2.7500%, due 6/18/10                                                                                   6,297,074
         1,340,000  3.5000%, due 7/16/10                                                                                   1,371,845
                    Freddie Mac:
         3,925,000  2.8750%, due 6/28/10                                                                                   4,014,572
         1,135,000  2.8750%, due 11/23/10                                                                                  1,163,683
         3,429,000  5.1250%, due 4/18/11                                                                                   3,679,704
         1,180,000  3.8750%, due 6/29/11                                                                                   1,238,319
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $56,277,155)                                                                     57,753,461
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 33.0%
         1,735,000  3.63%, due 10/31/09                                                                                    1,774,919
        20,277,000  4.63%, due 11/15/09                                                                                   20,927,283
           263,000  3.25%, due 12/31/09                                                                                      269,493
         1,667,000  2.13%, due 1/31/10                                                                                     1,692,395
         4,982,000  4.75%, due 2/15/10                                                                                     5,194,512
         2,493,000  2.00%, due 2/28/10                                                                                     2,530,298
         1,805,000  2.13%, due 4/30/10                                                                                     1,839,901
         1,734,000  4.50%, due 5/15/10                                                                                     1,820,022
         6,355,000  2.63%, due 5/31/10                                                                                     6,524,304
         1,255,000  2.88%, due 6/30/10                                                                                     1,294,610
         1,350,000  2.75%, due 7/31/10                                                                                     1,392,451
         4,114,000  2.38%, due 8/31/10                                                                                     4,223,116
        28,792,000  2.00%, due 9/30/10                                                                                    29,395,970
         1,237,000  4.50%, due 11/15/10                                                                                    1,317,985
         1,475,000  1.25%, due 11/30/10                                                                                    1,485,664
           560,000  4.50%, due 2/28/11                                                                                       601,475
        11,229,000  4.88%, due 4/30/11                                                                                    12,211,538
         1,386,000  4.63%, due 8/31/11                                                                                     1,506,843
         2,830,000  1.75%, due 11/15/11                                                                                    2,865,601
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $96,410,422)                                                                        98,868,380
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.8%
        11,029,000  Janus Cash Liquidity Fund LLC, 0%                                                                     11,029,000
         2,116,912  Janus Institutional Cash Management Fund - Institutional Shares, 0.51%                                 2,116,912
         4,293,881  Janus Institutional Money Market Fund - Institutional Shares 0.30%                                     4,293,881
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $17,439,793)                                                                                    17,439,793
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note - 0.4%
        $1,077,425  California Infrastructure and Economic
                    Development Bank Industrial Revenue
                    Series B, 5.42%, due 4/1/24 (amortized cost $1,077,425) *                                              1,077,425
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $294,848,116) - 100%                                                                 $     299,565,592
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Belgium                                                                            $327,995              0.1%
Canada                                                                            2,017,021              0.7%
Luxembourg                                                                        1,274,901              0.4%
United Kingdom                                                                    2,654,328              0.9%
United States++                                                                 293,291,347             97.9%
----------------------------------------------------------------------------------------------------------------
Total                                                                          $299,565,592            100.0%

++Includes Short-Term Securities (91.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

REIT  Real Estate Investment Trust

*     Rate is subject to change. Rate shown reflects current rate.

**    Security is Illiquid.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of January 31, 2009.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Short-Term Bond Fund                      $        --                  $ 299,565,592                $        --
------------------------------------------------------------------------------------------------------------------------------------

Janus Smart Portfolio - Conservative

Schedule of Investments (unaudited)

Shares                                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds (1) - 100%
Equity Funds - 35.8%
           384,547  Janus Adviser Contrarian Fund - Class I Shares                                                 $       2,891,796
           607,918  Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares                                         4,851,187
         1,053,635  Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares                                          6,711,652
           643,878  Janus Adviser International Equity Fund - Class I Shares                                               4,223,841
            85,243  Janus Adviser International Growth Fund - Class I Shares                                               2,281,104
           216,515  Janus Growth and Income Fund                                                                           4,377,930
           352,189  Janus Orion Fund                                                                                       2,169,481
           136,696  Janus Research Fund                                                                                    2,219,941
                                                                                                                          29,726,932
Fixed-Income Funds - 64.2%
         3,539,831  Janus Adviser Flexible Bond Fund - Class I Shares                                                     43,575,353
           580,358  Janus High-Yield Fund                                                                                  4,103,133
         1,906,669  Janus Short-Term Bond Fund                                                                             5,586,541
                                                                                                                          53,265,027

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $94,790,260) - 100%                                                                  $      82,991,928
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Smart Portfolio - Conservative           $           --               $ 82,991,928                $          --
------------------------------------------------------------------------------------------------------------------------------------

Janus Smart Portfolio - Growth

Schedule of Investments (unaudited)

Shares                                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 77.9%
           498,947  Janus Adviser Contrarian Fund - Class I Shares                                                 $       3,752,087
         1,707,766  Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares                                        13,628,059
         3,111,987  Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares                                         19,823,538
         2,427,415  Janus Adviser International Equity Fund - Class I Shares                                              15,923,830
           467,586  Janus Adviser International Growth Fund - Class I Shares                                              12,512,596
           237,554  Janus Adviser Large Cap Growth Fund - Class I Shares                                                   4,050,318
           203,866  Janus Adviser Perkins Small Company Value Fund - Class I Shares                                        1,732,877
           525,016  Janus Growth and Income Fund                                                                          10,615,886
           553,027  Janus Orion Fund                                                                                       3,406,662
           555,023  Janus Research Fund                                                                                    9,013,633
           211,480  Janus Twenty Fund                                                                                      9,011,210
           189,936  Perkins Mid Cap Value Fund - Investor Shares                                                           2,693,313
                                                                                                                         106,164,009
Fixed-Income Funds - 22.1%
         2,056,600  Janus Adviser Flexible Bond Fund - Class I Shares                                                     25,316,743
           680,506  Janus High-Yield Fund                                                                                  4,811,175
                                                                                                                          30,127,918

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $191,694,030) - 100%                                                                 $     136,291,927
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Smart Portfolio - Growth                  $           --               $ 136,291,927                $          --
------------------------------------------------------------------------------------------------------------------------------------

Janus Smart Portfolio - Moderate

Schedule of Investments (unaudited)

Shares                                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100%
Equity Funds - 56.7%
         1,060,681  Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares                                 $       8,464,236
         1,797,037  Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares                                         11,447,132
         1,322,610  Janus Adviser International Equity Fund - Class I Shares                                               8,676,320
           306,906  Janus Adviser International Growth Fund - Class I Shares                                               8,212,796
           178,148  Janus Adviser Perkins Large Cap Growth Fund - Class I Shares                                           3,037,423
           246,344  Janus Adviser Perkins Small Company Value Fund - Class I Shares                                        2,093,924
           394,836  Janus Growth and Income Fund                                                                           7,983,585
           460,192  Janus Orion Fund                                                                                       2,834,782
           299,000  Janus Research Fund                                                                                    4,855,770
            66,727  Janus Twenty Fund                                                                                      2,843,271
                                                                                                                          60,449,239
Fixed-Income Funds - 43.3%
         3,030,227  Janus Adviser Flexible Bond Fund - Class I Shares                                                     37,302,088
           510,027  Janus High-Yield Fund                                                                                  3,605,892
         1,763,648  Janus Short-Term Bond Fund                                                                             5,167,487
                                                                                                                          46,075,466
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $135,368,835) - 100%                                                                       106,524,705
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Smart Portfolio - Moderate                $            --              $ 106,524,705                $          --
------------------------------------------------------------------------------------------------------------------------------------

Janus Triton Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.7%
Advertising Sales - 0.4%
            55,698  Lamar Advertising Co. - Class A*                                                               $        501,839
Aerospace and Defense - 1.3%
            43,420  TransDigm Group, Inc.*                                                                                1,479,754
Agricultural Chemicals - 0.5%
            28,970  Intrepid Potash, Inc.*                                                                                  590,409
Auction House - Art Dealer - 2.2%
           139,700  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         2,564,892
Audio and Video Products - 2.1%
           176,359  DTS, Inc.*                                                                                            2,398,482
Commercial Services - 6.6%
            89,655  CoStar Group, Inc.*                                                                                   2,655,581
           144,005  Iron Mountain, Inc.*                                                                                  2,946,343
           106,427  Standard Parking Corp.*                                                                               2,037,013
                                                                                                                          7,638,937
Commercial Services - Finance - 3.8%
           237,260  Euronet Worldwide, Inc.*                                                                              2,384,463
            30,950  Morningstar, Inc.*                                                                                    1,073,037
            79,905  Riskmetrics Group, Inc.*                                                                              1,027,578
                                                                                                                          4,485,078
Computer Software - 0.9%
           116,360  Omniture, Inc.*                                                                                       1,057,712
Decision Support Software - 1.2%
            83,701  MSCI, Inc.*                                                                                           1,453,049
Diagnostic Kits - 0.8%
            28,540  IDEXX Laboratories, Inc.*                                                                               936,112
Distribution/Wholesale - 0.8%
            44,971  MWI Veterinary Supply, Inc.*                                                                            941,243
Diversified Operations - 1.1%
            89,620  Barnes Group, Inc.                                                                                    1,012,706
           976,000  Melco International Development, Ltd.                                                                   280,590
                                                                                                                          1,293,296
Electronic Components - Semiconductors - 0.6%
           540,656  ARM Holdings PLC                                                                                        719,507
Electronic Connectors - 3.2%
           144,070  Amphenol Corp. - Class A                                                                              3,767,431
Electronic Measuring Instruments - 0.8%
            64,684  Trimble Navigation, Ltd.*                                                                               958,617
Filtration and Separations Products - 3.6%
            41,445  CLARCOR, Inc.                                                                                         1,257,441
            92,805  Donaldson Company, Inc.                                                                               2,888,092
                                                                                                                          4,145,533
Finance - Other Services - 2.6%
           385,556  MarketAxess Holdings, Inc.*                                                                           2,976,492
Footwear and Related Apparel - 1.2%
            77,390  Wolverine World Wide, Inc.                                                                            1,403,855
Hotels and Motels - 0.6%
           115,525  Orient-Express Hotel, Ltd. - Class A                                                                    730,118
Human Resources - 1.4%
           115,475  Resources Connection, Inc.*                                                                           1,670,923
Internet Applications Software - 1.7%
           138,135  DealerTrack Holdings, Inc.*                                                                           1,573,357
             1,117  E-Seikatsu Company, Ltd.*                                                                               456,410
                                                                                                                          2,029,767
Investment Management and Advisory Services - 1.0%
             8,155  Eaton Vance Corp.                                                                                       156,087
            36,465  T. Rowe Price Group, Inc.                                                                             1,005,704
                                                                                                                          1,161,791
Machinery - General Industrial - 3.7%
            62,510  Roper Industries, Inc.                                                                                2,571,662
             57,780   Wabtec Corp.                                                                                        1,729,355
                                                                                                                          4,301,017
Medical - Biomedical and Genetic - 1.9%
            18,740  Myraid Genetics Inc.*                                                                                 1,397,442
            36,330  Sequenom, Inc.*                                                                                         805,073
                                                                                                                          2,202,515
Medical - Drugs - 0.9%
           387,624  Achillion Pharmaceuticals, Inc.*                                                                        441,891
           161,455  Array BioPharma, Inc.*                                                                                  645,820
                                                                                                                          1,087,711
Medical Information Systems - 0.8%
            24,890  Athenahealth, Inc.*                                                                                     898,031
Medical Instruments - 3.1%
            77,920  CONMED Corp.*                                                                                         1,219,448
            23,685  Intuitive Surgical, Inc.*                                                                             2,445,003
                                                                                                                          3,664,451
Medical Products - 1.1%
           517,948  Tomotherapy, Inc.*                                                                                    1,310,408
Multimedia - 1.0%
            28,910  FactSet Research Systems, Inc.                                                                        1,150,618
Oil Companies - Exploration and Production - 0.8%
           143,935  Sandridge Energy, Inc.*                                                                                 958,607
Oil Field Machinery and Equipment - 2.9%
           176,410  Dresser-Rand Group, Inc.*                                                                             3,436,467
Pipelines - 1.9%
            50,605  Kinder Morgan Management LLC*                                                                         2,199,799
Power Converters and Power Supply Equipment - 0.8%
            34,910  Sunpower Corp. B-Shares*                                                                                922,322
Printing - Commercial - 3.7%
           187,710  VistaPrint, Ltd.*,**                                                                                  4,298,559
Real Estate Management/Services - 1.5%
            75,915  Jones Lang LaSalle, Inc.                                                                              1,792,353
Real Estate Operating/Development - 0.3%
            90,570  Rodobens Negocios Imobiliarios S.A.                                                                     305,024
REIT - Diversified - 0.4%
           138,113  CapitalSource, Inc.                                                                                     502,731
Retail - Apparel and Shoe - 0.9%
           178,590  Bebe Stores, Inc.                                                                                     1,009,034
Retail - Petroleum Products - 2.9%
            98,335  World Fuel Services Corp.                                                                             3,320,773
Schools - 1.2%
             6,320  Strayer Education, Inc.                                                                               1,367,838
Semiconductor Components/Integrated Circuits - 3.6%
           766,845  Atmel Corp.                                                                                           2,561,262
           359,135  Cypress Semiconductor Corp.*                                                                          1,619,699
                                                                                                                          4,180,961
Telecommunication Equipment - 1.9%
           153,135  CommScope, Inc.*                                                                                      2,208,207
Telecommunication Services - 1.7%
            45,700  Amdocs, Ltd. (U.S. Shares)*                                                                             773,244
           182,125  SAVVIS, Inc.*                                                                                         1,161,958
                                                                                                                          1,935,202
Theaters - 1.7%
           197,950  National Cinemedia, Inc.                                                                              1,995,336
Therapeutics - 1.4%
           161,375  MannKind Corp.*                                                                                         572,881
            80,840  Theravance, Inc.*                                                                                     1,065,471
                                                                                                                          1,638,352
Transportation - Marine - 1.0%
           339,395  Horizon Lines, Inc. - Class A                                                                         1,167,519
Transportation - Services - 1.2%
            49,150  Expeditors International of Washington, Inc.                                                          1,366,862
Transportation - Truck - 4.2%
            56,750  Forward Air Corp.                                                                                     1,149,755
            68,895  Landstar System, Inc.                                                                                 2,471,264
            50,190  Old Dominion Freight Line, Inc.*                                                                      1,258,765
                                                                                                                          4,879,784
Web Hosting/Design - 4.0%
            64,940  Equinix, Inc.* ,**                                                                                    3,464,549
           327,265  Terremark Worldwide, Inc.*                                                                            1,148,700
                                                                                                                          4,613,249
Wireless Equipment - 3.8%
           106,830  Crown Castle International Corp.*                                                                     2,085,322
           118,875  SBA Communications Corp. - Class A*,**                                                                2,365,612
                                                                                                                          4,450,934
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $151,834,684)                                                                                  108,069,501
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 8.4%
         6,521,000  Janus Cash Liquidity Fund LLC, 0%                                                                     6,521,000
            23,831  Janus Institutional Cash Management Fund - Institutional Shares, 0.51%                                   23,831
         3,237,550  Janus Institutional Money Market Fund - Institutional Shares, 0.30%                                   3,237,550
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $9,782,381)                                                                                     9,782,381

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $161,617,065) - 101.1%                                                               $    117,851,882
------------------------------------------------------------------------------------------------------------------------------------
Security Sold Short - (1.1)%
Computers - Memory Devices - (0.3)%
           404,245  Data Domain, Inc.                                                                                      (404,245)
Retail - Restaurants - (0.4)%
           471,885  Buffalo Wild Wings, Inc.                                                                               (471,885)
Telecommunication Equipment - Fiber Optics - (0.4)%
            48,970  IPG Photonics Corp.*                                                                                   (470,602)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $1,659,047)                                                                        (1,346,731)

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $159,958,018) - 100%                                                                 $    116,505,151
-----------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Bermuda                                                                        $  5,028,677              4.3%
Brazil                                                                              305,024              0.3%
Canada                                                                            2,564,892              2.2%
Guernsey                                                                            773,244              0.7%
Hong Kong                                                                           280,590              0.2%
Japan                                                                               456,410              0.4%
United Kingdom                                                                      719,507              0.6%
United States++                                                                 107,723,538             91.3%
----------------------------------------------------------------------------------------------------------------
Total                                                                          $117,851,882            100.0%

++Includes Short-Term Securities (65.6% excluding Short-Term Securities)

              Summary of Investments by Country - (Short Positions)
                          January 31, 2009 (unaudited)

                                                                % of Securities
Country                                                Value         Sold Short
-------------------------------------------------------------------------------
United States                              $     (1,346,731)            (100.0)%
-------------------------------------------------------------------------------
Total                                      $     (1,346,731)            (100.0)%


Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Triton Fund                                               $      4,534,200


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31,2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Triton Fund                               $   108,069,501              $   9,782,381                $          --

Investments in Securities Sold Short:
Janus Triton Fund                                    (1,346,731)                        --                           --
------------------------------------------------------------------------------------------------------------------------------------

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                              Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.0%
Aerospace and Defense - 1.3%
        14,986,690  BAE Systems PLC                                                                                $      87,489,257
Agricultural Chemicals - 4.3%
         2,414,710  Monsanto Co.                                                                                         183,662,843
           588,796  Syngenta A.G.                                                                                        113,985,733
                                                                                                                         297,648,576
Agricultural Operations - 2.5%
         4,028,510  Bunge, Ltd.                                                                                          172,984,219
Brewery - 4.1%
        11,398,342  Anheuser-Busch InBev N.V.                                                                            289,896,902
         2,849,864  Anheuser-Busch InBev N.V.-VVPR Strips*                                                                    14,590
                                                                                                                         289,911,492
Cellular Telecommunications - 1.1%
         2,749,240  America Movil S.A. de C.V. - Series L (ADR)                                                           78,380,832
Computers - 15.9%
         5,395,950  Apple, Inc. *, **                                                                                    486,336,974
        11,273,130  Research In Motion, Ltd. (U.S. Shares)                                                               624,531,403
                                                                                                                       1,110,868,377
Diversified Minerals - 1.8%
         8,731,840  Companhia Vale do Rio Doce (ADR)                                                                     123,206,262
Engineering - Research and Development Services - 4.2%
        22,585,647  ABB, Ltd.                                                                                            293,697,267
Enterprise Software/Services - 4.6%
        18,975,675  Oracle Corp.                                                                                         319,360,610
Entertainment Software - 0.5%
         2,369,960  Electronic Arts, Inc.                                                                                 36,592,182
Finance - Investment Bankers/Brokers - 2.9%
           643,345  Goldman Sachs Group, Inc.                                                                             51,937,242
         5,981,900  JP Morgan Chase & Co.                                                                                152,598,269
                                                                                                                         204,535,511
Finance - Other Services - 1.5%
           615,555  CME Group, Inc.                                                                                      107,051,170
Medical - Biomedical and Genetic - 18.0%
        10,258,988  Celgene Corp.                                                                                        543,213,415
           762,530  Genentech, Inc.                                                                                       61,947,937
        12,819,625  Gilead Sciences, Inc.                                                                                650,852,362
                                                                                                                       1,256,013,714
Medical - Drugs - 1.7%
           851,898  Roche Holding A.G.                                                                                   119,823,403
Medical - HMO - 1.9%
         4,612,015  UnitedHealth Group, Inc.                                                                             130,658,385
Multi-Line Insurance - 0.9%
         1,394,905  ACE, Ltd. (U.S. Shares)                                                                               60,901,552
Multimedia - 1.1%
        12,265,710  News Corporation, Inc. - Class A                                                                      78,377,887
Networking Products - 3.7%
        17,114,705  Cisco Systems, Inc.                                                                                  256,207,134
Optical Supplies - 2.0%
         1,654,390  Alcon, Inc. (U.S. Shares)                                                                            141,681,960
Retail - Drug Store - 6.1%
        15,959,650  CVS/Caremark Corp.                                                                                   428,995,392
Super-Regional Banks - 0.5%
         1,887,450  Wells Fargo & Co.                                                                                     35,672,805
Telecommunication Equipment - Fiber Optics - 0.9%
         5,961,545  Corning, Inc.                                                                                         60,271,220
Transportation - Services - 1.3%
         2,107,485  United Parcel Service, Inc. - Class B                                                                 89,547,038
Web Portals/Internet Service Providers - 3.9%
           813,106  Google, Inc. - Class A                                                                               275,260,774
Wireless Equipment - 1.3%
         4,588,420  Crown Castle International Corp.                                                                      89,565,958
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,969,038,166)                                                                               6,144,702,977
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 12.0%
        61,960,000  Janus Cash Liquidity, LLC 0%                                                                          61,960,000
       469,666,258  Janus Institutional Cash Management Fund - Institutional Shares, 0.51%                               469,666,258
       309,404,763  Janus Institutional Money Market Fund - Institutional Shares, 0.30%                                  309,404,763
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $841,031,021)                                                                                  841,031,021

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,810,069,187) - 100%                                                               $   6,985,733,998
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Belgium                                                                        $289,911,492              4.1%
Bermuda                                                                         172,984,220              2.5%
Brazil                                                                          123,206,262              1.8%
Canada                                                                          624,531,403              8.9%
Mexico                                                                           78,380,832              1.1%
Switzerland                                                                     730,089,915             10.5%
United Kingdom                                                                   87,489,257              1.3%
United States++                                                               4,879,140,617             69.8%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $6,985,733,998            100.0%

++ Includes Short-Term Securities (57.8% excluding Short-Term Securities).

-----------------------------------------------------------------------------------
Financial Futures - Short
23,630 Contracts      S&P 500(R) E-mini
                         expires September 2009, principal
                         amount $1,495,067,832, Value $1,497,078,650
                         cumulative depreciation                        $ 2,010,818

1,160 Contracts       S&P 500(R) Index
                         expires September 2009, principal
                         amount $368,685,990, Value $367,459,000
                         cumulative appreciation                        $(1,226,990)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strips       The VVPR strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company.
                  This strip is quoted separately from the ordinary share and is freely negotiable.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.

+ The security is purchased with the cash collateral received from securities on loan.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Twenty Fund                               $   5,038,208,730              $   1,947,525,268                $          --

Investments in Other Financial Instruments(a):
Janus Twenty Fund                                    783,828                        --                           --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Twenty Fund                                               $  1,073,570,000

Janus Venture Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.6%
Advertising Agencies - 0.3%
           539,695  MDC Partners, Inc. - Class A (U.S. Shares)*                                                    $      1,780,994
Advertising Sales - 0.1%
            88,465  Lamar Advertising Co. - Class A*                                                                        797,070
Applications Software - 0.4%
         1,581,188  Incontact, Inc.*,**                                                                                   2,529,901
Auction House - Art Dealer - 0.2%
            67,140  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         1,232,690
Audio and Video Products - 1.1%
           502,725  DTS, Inc.*                                                                                            6,837,060
Automotive - Truck Parts and Equipment - Replacement - 0.4%
           588,688  Motorcar Parts of America, Inc.*,**                                                                   2,707,965
Beverages - Non-Alcoholic - 0.3%
           355,070  Heckmann Corp.                                                                                        1,839,263
Broadcast Services and Programming - 0%
         4,850,000  Genius Products, Inc.*,**                                                                               145,500
Casino Hotels - 0.4%
         1,451,136  Century Casinos, Inc.*,**                                                                             2,394,374
Casino Services - 0.1%
           482,833  Pokertek, Inc. **                                                                                       555,258
Commercial Services - 5.2%
           741,815  CoStar Group, Inc.*,**                                                                               21,972,559
           268,355  HMS Holdings Corp.*                                                                                   8,305,587
         2,346,939  Intermap Technologies, Ltd.*,**                                                                       3,159,378
           229,805  Providence Service Corp.*                                                                               494,081
                                                                                                                         33,931,605
Commercial Services - Finance - 3.0%
           230,180  Bankrate, Inc.*                                                                                       7,678,805
           600,200  Euronet Worldwide, Inc.*                                                                              6,032,010
           472,565  Riskmetrics Group, Inc.*                                                                              6,077,186
                                                                                                                         19,788,001
Computer Graphics - 0.7%
           817,532  Monotype Imaging Holdings, Inc.*                                                                      4,823,439
Computer Services - 1.0%
         3,140,420  LivePerson, Inc.*,**                                                                                  6,155,223
Computer Software - 1.2%
           878,050  Omniture, Inc.*,**                                                                                    7,981,475
Consulting Services - 3.0%
           263,911  Huron Consulting Group, Inc.*,**                                                                     13,190,271
         1,961,073  Information Services Group, Inc.*,**                                                                  6,275,434
                                                                                                                         19,465,705
Consumer Products - Miscellaneous - 1.6%
           983,640  Jarden Corp.*,**                                                                                     10,259,365
Decision Support Software - 0.4%
           134,100  MSCI, Inc.*                                                                                           2,327,976
Distribution/Wholesale - 0.7%
           210,556  MWI Veterinary Supply, Inc.*                                                                          4,406,937
Diversified Operations - 1.7%
           867,990  Digital Domain - Private Placement##,#                                                                7,291,116
           302,885  Barnes Group, Inc.                                                                                    3,422,601
                                                                                                                         10,713,717
Drug Delivery Systems - 0.6%
           904,930  I-Flow Corp.*                                                                                         3,719,262
E-Commerce/Products - 0.7%
           313,535  Mercadolibre, Inc.*                                                                                   4,204,504
E-Commerce/Services - 0.1%
         1,836,265  Kowabunga!, Inc.                                                                                        403,978
         2,785,903  Workstream, Inc. (U.S. Shares)*, **                                                                     187,213
                                                                                                                            591,191
Electronic Components - Miscellaneous - 0.5%
           541,525  Harbin Electric - Private Placement                                                                   3,465,760
Electronic Components - Semiconductors - 0.1%
            67,195  Monolithic Power Systems, Inc.                                                                          816,419
Electronic Connectors - 0.9%
           232,565  Amphenol Corp. - Class A                                                                              6,081,575
E-Marketing/Information - 0.8%
           356,440  Constant Contact, Inc.*                                                                               5,442,839
Enterprise Software/Services - 5.1%
           381,535  Concur Technologies, Inc.*,**                                                                         9,420,098
           262,550  MedAssets, Inc.*                                                                                      3,822,728
           229,245  Salary.com, Inc.*                                                                                       405,764
         1,409,050  Ultimate Software Group, Inc.*,**, **                                                                19,402,618
                                                                                                                         33,051,208
E-Services/Consulting - 1.1%
           804,165  GSI Commerce, Inc.*                                                                                   6,891,694
Finance - Investment Bankers/Brokers - 0.7%
           417,485  optionsXpress Holdings, Inc.                                                                          4,546,412
Finance - Other Services - 0.1%
           242,305  FCStone Group, Inc.*                                                                                    932,874
Firearms and Ammunition - 1.6%
         1,512,505  Smith & Wesson Holding Corp.*                                                                         3,569,512
         1,052,040  Sturm Ruger and Company, Inc.*,**                                                                     6,953,984
                                                                                                                         10,523,496
Gambling - Non-Hotel - 0.5%
           907,650  Great Canadian Gaming Corp.*                                                                          3,110,166
Hotels and Motels - 1.0%
         1,901,500  Kingdom Hotel Investments (GDR)                                                                       2,852,250
           176,520  Morgans Hotel Group Co.                                                                                 644,298
           500,850  Orient-Express Hotel, Ltd. - Class A                                                                  3,165,372
                                                                                                                          6,661,920
Human Resources - 1.4%
           645,725  Resources Connection, Inc.*                                                                           9,343,641
Identification Systems and Devices - 1.0%
           864,775  L-1 Identity Solutions, Inc.*                                                                         6,269,619
Internet Applications Software - 2.4%
           638,620  DealerTrack Holdings, Inc.*                                                                           7,273,882
           553,145  Vocus, Inc.*                                                                                          8,440,993
                                                                                                                         15,714,875
Internet Content - Information/News - 0.8%
         1,640,185  Health Grades, Inc.*,**                                                                               3,838,033
           416,620  TechTarget*                                                                                           1,612,319
                                                                                                                          5,450,352
Investment Companies - 1.0%
           625,965  Hercules Technology Growth Capital, Inc.                                                              4,087,551
           260,960  UTEK Corp.*                                                                                           2,270,352
                                                                                                                          6,357,903
Investment Management and Advisory Services - 0.2%
            66,545  Eaton Vance Corp.                                                                                     1,273,671
Marine Services - 0.9%
         1,548,955  Odyssey Marine Exploration, Inc.*                                                                     6,118,372
Medical - Biomedical and Genetic - 2.5%
           359,330  Acorda Therapeutics, Inc.*                                                                            8,814,365
            67,140  Myriad Genetics, Inc.                                                                                 5,006,630
           111,750  Sequenom, Inc.                                                                                        2,476,380
                                                                                                                         16,297,375
Medical - Nursing Homes - 0.6%
           499,050  Skilled Healthcare Group, Inc.*                                                                       4,157,087
Medical - Outpatient and Home Medical Care - 2.4%
         2,234,307  Hythiam, Inc.*                                                                                        1,202,057
           547,450  LHC Group LLC*,**                                                                                    14,567,645
                                                                                                                         15,769,702
Medical Information Systems - 1.4%
           200,460  Athenahealth, Inc.*,**                                                                                7,232,597
           154,480  Phase Forward, Inc.                                                                                   2,085,480
                                                                                                                          9,318,077
Medical Instruments - 0.3%
           140,679  CONMED Corp.*                                                                                         2,201,626
Medical Labs and Testing Services - 2.0%
           205,893  Bio-Reference Laboratories, Inc.*                                                                     5,023,789
           235,792  Genoptix, Inc.*                                                                                       7,993,349
                                                                                                                         13,017,138
Medical Products - 2.7%
           891,275  PSS World Medical, Inc.*,**                                                                          14,153,447
         1,278,461  Tomotherapy, Inc.*                                                                                    3,234,506
                                                                                                                         17,387,953
Motion Pictures and Services - 2.6%
         3,007,545  Lions Gate Entertainment Corp. (U.S. Shares)*                                                        16,872,327
MRI and Medical Diagnostic Imaging Center - 0.3%
           659,020  Radnet, Inc.*                                                                                         2,108,864
Networking Products - 0.4%
           388,915  Switch and Data, Inc.*                                                                                2,675,735
Oil Companies - Exploration and Production - 0.6%
           277,860  Carrizo Oil & Gas, Inc.*                                                                              3,851,140
Pharmacy Services - 3.7%
           546,780  HealthExtras, Inc.                                                                                   12,040,095
           632,570  SXC Health Solutions Corp. (U.S. Shares)*                                                            11,734,174
                                                                                                                         23,774,269
Physical Practice Management - 2.1%
           421,840  Healthways, Inc.*                                                                                     5,829,829
           232,410  Mednax, Inc.                                                                                          7,802,004
                                                                                                                         13,631,833
Physical Therapy and Rehabilitation Centers - 1.1%
           268,880  Psychiatric Solutions, Inc.*                                                                          6,990,880
Printing - Commercial - 4.4%
         1,259,534  VistaPrint, Ltd.*,**                                                                                 28,843,328
Private Corrections - 1.6%
           712,880  Geo Group, Inc.*                                                                                     10,550,624
Real Estate Management/Services - 0.8%
         1,877,877  LPS Brasil - Consultoria de Imoveis S.A.*                                                             5,466,007
Retail - Apparel and Shoe - 1.0%
         1,159,450  BEBE Stores, Inc.                                                                                     6,550,893
Retail - Petroleum Products - 2.7%
           515,130  World Fuel Services Corp.**                                                                          17,395,940
Schools - 3.5%
           366,464  American Public Education, Inc.*                                                                     14,350,730
           527,565  Anhanguera Educacional*                                                                               2,775,461
           290,355  Corinthian Colleges, Inc.*                                                                            5,423,831
                                                                                                                         22,550,022
Telecommunication Equipment - 2.4%
           687,236  Arris Group, Inc.*                                                                                    4,893,120
           728,645  CommScope, Inc.*                                                                                     10,507,061
                                                                                                                         15,400,181
Telecommunication Services - 0.5%
           515,205  SAVVIS, Inc.*,**                                                                                      3,287,008
Theaters - 1.5%
           961,147  National Cinemedia, Inc.                                                                              9,688,362
Toys - 2.3%
           539,320  Marvel Entertainment, Inc.*,**                                                                       14,836,693
Transactional Software - 4.4%
           998,240  Solera Holdings, Inc.*,**                                                                            24,047,602
         1,030,350  Yucheng Technologies, Ltd. (U.S. Shares)*,**                                                          4,512,933
                                                                                                                         28,560,535
Transportation - Marine - 0.9%
         1,671,033  Horizon Lines, Inc. - Class A **                                                                      5,748,354
Transportation - Truck - 2.1%
           340,065  Forward Air Corp.                                                                                     6,889,717
           277,840  Old Dominion Freight Line, Inc.*                                                                      6,968,227
                                                                                                                         13,857,944
Web Hosting/Design - 4.7%
           482,567  Equinix, Inc.*,**                                                                                    25,744,949
         3,704,519  NaviSite, Inc.*,**                                                                                    1,630,359
           537,215  NIC, Inc.                                                                                             2,868,728
                                                                                                                         30,244,036
Wire and Cable Products - 0.5%
           710,016  Fushi Copperweld, Inc.*                                                                               3,329,975
Wireless Equipment - 1.4%
           469,400  SBA Communications Corp. - Class A*                                                                   9,341,060
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $959,151,394)                                                                                  654,946,239
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Automotive - Truck Parts and Equipment - Replacement - 0%
            88,303  Motorcar Parts of America, Inc. - expires 5/17/12*,##, #                                                 69,583
Casino Services - 0%
           146,926  Pokertek, Inc. - expires 4/23/12*,##, #                                                                 111,898
Music - 0%
         1,425,000  Genius Products, Inc. - expires 12/5/10*,##, #                                                           29,498
Networking Products - 0%
             2,090  Lantronix - expires 2/9/11*,##                                                                              153
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $1,994,295)                                                                                            211,132
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0%
            80,391  Parent Co. (LEAPS)
                    expires July 2009
                    exercise price $6.40##                                                                                       48
            20,231  Parent Co. (LEAPS)
                    expires July 2009
                    exercise price $6.85##                                                                                       10
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (cost $286,075)                                                                                  58
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.2%
         8,107,000  Janus Cash Liquidity Fund LLC, 0% (cost $8,107,000)                                                   8,107,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $969,538,764) - 101.8%                                                               $    663,264,429
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.8)%
Computers - Memory Devices - (0)%
             4,122  Data Domain, Inc.*                                                                                      (53,669)
Decision Support Software - (0.6)%
           159,349  SPSS, Inc.                                                                                           (4,092,082)
Life and Health Insurance - (0.5)%
           100,000  Torchmark Corp.                                                                                      (3,000,000)
Medical Information Systems - (0.3)%
            50,000  Cerner Corp.                                                                                         (1,686,000)
Retail - Discount - (0.3)%
            50,000  Canadian Tire Corp. - Class A                                                                        (1,668,434)
            55,000  Citi Trends, Inc.                                                                                      (524,150)
                                                                                                                         (2,192,584)
Retail - Major Department Stores - (0.1)%
            25,000  Sears Holdings Corp.*                                                                                (1,023,000)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $12,175,975)                                                                      (12,047,335)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $957,362,789) - 100%                                       $    651,217,094
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Bermuda                                                                        $ 32,008,701             4.8%
Brazil                                                                            8,241,467             1.3%
British Virgin Islands                                                            4,512,933             0.7%
Canada                                                                           38,076,941             5.7%
Cayman Islands                                                                    2,852,250             0.4%
United States++                                                                 577,572,137            87.1%
----------------------------------------------------------------------------------------------------------------
Total                                                                          $663,264,429           100.0%

++Includes Short-Term Securities (85.9% excluding Short-Term Securities)

              Summary of Investments by Country- (Short Positions)
                          January 31, 2009 (unaudited)

                                                                 % of Securities
Country                                                Value          Sold Short
--------------------------------------------------------------------------------
Canada                                     $     (1,668,434)               13.8%
United States                                   (10,378,901)               86.2%
--------------------------------------------------------------------------------
Total                                      $    (12,047,335)              100.0%

                                                                      Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
               Athenahealth, Inc.
               expires March 2009
               2,000 contracts
               exercise price $45.00                               $   (160,000)

               Concur Technologies, Inc.
               expires February 2009
               1,000 contracts
               exercise price $40.00                                    (10,000)

               Huron Consulting Group, Inc.
               expires February 2009
               1,500 contracts
               exercise price $50.00                                    (36,000)

               LHC Group LLC
               expires March 2009
               1,000 contracts
               exercise price $40.00                                    (25,500)

               World Fuel Services Corp.
               expires February 2009
               2,500 contracts
               exercise price $40.00                                    (87,500)
--------------------------------------------------------------------------------
Total Written Options - Calls
        (Premiums received $868,996)                               $   (319,000)
--------------------------------------------------------------------------------

Schedule of Written Options - Puts
               Bankrate, Inc.
               expires February 2009
               506 contracts
               exercise price $25.00                               $    (12,650)

               Concur Technologies, Inc.
               expires February 2009
               2,000 contracts
               exercise price $22.50                                   (224,000)

               Concur Technologies, Inc.
               expires February 2009
               2,000 contracts
               exercise price $25.00                                   (450,000)

               Genomic Health, Inc.
               expires February 2009
               20 contracts
               exercise price $17.50                                       (260)

               HMS Holdings Corp.
               expires March 2009
               1,000 contracts
               exercise price $25.00                                    (23,000)

               Huron Consulting Group, Inc.
               expires February 2009
               1,500 contracts
               exercise price $50.00                                   (532,500)

               Monolithic Power Systems, Inc.
               expires February 2009
               1,000 contracts
               exercise price $10.00                                    (15,000)

               Myriad Genetics, Inc.
               expires February 2009
               500 contracts
               exercise price $60.00                                    (41,250)

               Myriad Genetics, Inc.
               expires February 2009
               500 contracts
               exercise price $65.00                                    (72,500)

               Sequenom, Inc.
               expires February 2009
               2,000 contracts
               exercise price $17.50                                    (70,000)

               World Fuel Services Corp.
               expires February 2009
               1,500 contracts
               exercise price $25.00                                    (19,200)

               World Fuel Services Corp.
               expires February 2009
               500 contracts
               exercise price $30.00                                    (43,250)
--------------------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $1,278,770)                             $ (1,503,610)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

## Schedule of Fair Valued Securities (as of January 31, 2009)

                                                                                       Value as a %
                                                                                       of Investment
Janus Venture Fund                                                      Value           Securities
-----------------------------------------------------------------------------------------------------
Digital Domain - Private Placement                                  $    7,291,116               1.1%
Genius Products, Inc. - expires 12/5/10                                     29,498               0.0%
Lantronix - expires 2/9/11                                                     153               0.0%
Motorcar Parts of America, Inc. - expires 5/17/12                           69,583               0.0%
Parent Co. (LEAPS), expires July 2009, exercise price $6.40                     48               0.0%
Parent Co. (LEAPS), expires July 2009, exercise price $6.85                     10               0.0%
Pokertek, Inc. - expires 4/23/12                                           111,898               0.0%
-----------------------------------------------------------------------------------------------------
                                                                    $    7,502,306               1.1%
-----------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities Fair Valued pursuant to a systematic fair valuation model.

# Schedule of Restricted and Illiquid Securities (as of January 31, 2009)

                                                                                                                  Value as a %
                                                     Acquisition           Acquisition                            of Investment
                                                         Date                 Cost              Value              Securities
-------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Digital Domain - Private Placement##                          7/26/07   $      7,291,119   $      7,291,116                1.1%
Genius Products, Inc. - expires 12/5/10##                     12/5/05          1,083,000             29,498                0.0%
Motorcar Parts of America, Inc. - expires
   5/17/12##                                                  5/17/07            198,682             69,583                0.0%
Pokertek, Inc. - expires 4/23/12##                            4/23/07            712,613            111,898                0.0%
-------------------------------------------------------------------------------------------------------------------------------
                                                                        $      9,285,414   $      7,502,095                1.1%
-------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of January 31, 2009. The issuer incurs all registration costs.

** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the fiscal year ended January 31, 2009.

                                       Purchases                       Sales              Realized         Dividend       Value
                                 Shares        Cost            Shares        Cost        Gain/(Loss)        Income      at 1/31/09
-----------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Century Casinos, Inc.*               --   $         --              --   $         --   $         --    $         --   $  2,394,374
Genius Products, Inc.*               --             --              --             --             --              --        145,500
Health Grades, Inc.*                 --             --              --             --             --              --      3,838,033
Horizon Lines, Inc. -
  Class A*                       40,335        162,516              --             --             --         179,377      5,748,354
Information Services
  Group, Inc.*                       --             --              --             --             --              --      6,275,434
Intermap Technologies,
  Ltd.*                              --             --              --             --             --              --      3,159,378
LivePerson, Inc.*                    --             --              --             --             --              --      6,155,223
Motorcar Parts of America,
  Inc.*                              --             --              --             --             --              --      2,707,965
NaviSite, Inc.*                      --             --              --             --             --              --      1,630,359
Pokertek, Inc.*                      --             --              --             --             --              --        555,258
Progressive Gaming
   International Corp.*              --             --         681,705     13,547,452    (13,506,482)             --             --
Ryland Group, Inc.                   --             --              --             --             --              --             --
Sturm Ruger and
  Company, Inc.*                     --             --              --             --             --              --      6,953,984
UCN, Inc.*                           --             --              --             --             --              --      2,529,901
Ultimate Software
  Group, Inc.*                       --             --              --             --             --              --     19,402,618
Workstream, Inc.
  (U.S. Shares)*                     --             --       1,753,544      8,972,675     (8,911,566)             --        187,213
Yucheng Technologies,
  Ltd. (U.S. Shares)*                --             --              --             --             --              --      4,512,933
-----------------------------------------------------------------------------------------------------------------------------------
                                          $    162,516                   $ 22,520,127   $(22,418,048)   $    179,377   $ 66,206,527
-----------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund                              $  630,291,863               $     25,681,392             $     7,291,116

Investments in Purchased Options:
Janus Venture Fund                                          --                             58                          --

Investments in Securities Sold Short:
Janus Venture Fund                                 (10,378,901)                    (1,668,434)                         --

Other Financial Instruments(a):
Janus Venture Fund                                    (293,500)                    (1,529,110)                         --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets
(as of the three-month period ended January 31, 2009)

                                                                          Change in
                              Balance as    Accrued                       Unrealized        Net           Transfers In   Balance as
                              of October    Discounts/     Realized       Appreciation/     Purchases/    and/or Out     of January
                              31, 2008      Premiums       Gain/(Loss)    (Depreciation)    Sales         of Level 3     31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund            $7,291,116    $       --     $       --     $       --        $       --    $       --     $7,291,116
-----------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Venture Fund                                              $     87,231,438

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.2%
Agricultural Chemicals - 1.3%
           120,479  Syngenta A.G.                                                                                  $      23,323,676
Apparel Manufacturers - 2.2%
         7,220,600  Esprit Holdings, Ltd.                                                                                 38,514,222
Applications Software - 1.3%
        13,402,296  Misys PLC                                                                                             22,576,984
Automotive - Cars and Light Trucks - 0%
                49  Nissan Motor Company, Ltd.                                                                                   146
Broadcast Services and Programming - 1.0%
         1,271,235  Liberty Global, Inc. - Class A *                                                                      18,521,894
Building - Residential and Commercial - 7.9%
         2,637,240  Centex Corp.                                                                                          22,442,912
         2,701,940  Lennar Corp. - Class A                                                                                20,777,919
         4,465,330  Pulte Homes, Inc.                                                                                     45,323,100
         3,255,000  Ryland Group, Inc.##                                                                                  50,777,999
                                                                                                                         139,321,930
Building and Construction Products - Miscellaneous - 0.4%
         1,127,365  USG Corp. *                                                                                            7,339,146
Building Products - Cement and Aggregate - 0.5%
         1,158,905  Cemex S.A. de C.V. (ADR) *                                                                             9,027,870
Cable Television - 5.5%
        13,697,286  British Sky Broadcasting Group PLC                                                                    98,369,627
Casino Hotels - 0.9%
         4,246,752  Crown, Ltd.                                                                                           14,784,918
         4,897,000  Galaxy Entertainment Group, Ltd. *                                                                       797,286
                                                                                                                          15,582,204
Chemicals - Diversified - 1.6%
           606,600  Shin-Etsu Chemical Company, Ltd.                                                                      28,174,661
Computers - 4.9%
         9,134,835  Dell, Inc. *                                                                                          86,780,933
Distribution/Wholesale - 1.2%
        10,286,400  Li & Fung, Ltd.                                                                                       20,619,389
E-Commerce/Products - 1.7%
           512,550  Amazon.com, Inc.*                                                                                     30,148,191
E-Commerce/Services - 4.4%
         6,553,235  eBay, Inc.*                                                                                           78,769,885
Electronic Components - Miscellaneous - 2.5%
         2,461,608  Koninklijke (Royal) Philips Electronics N.V.                                                          44,637,679
Electronic Components - Semiconductors - 1.8%
        10,735,009  ARM Holdings PLC                                                                                      14,286,197
         1,177,855  Texas Instruments, Inc.                                                                               17,608,932
                                                                                                                          31,895,129
Finance - Consumer Loans - 1.1%
         1,721,195  SLM Corp. *                                                                                           19,707,683
Finance - Investment Bankers/Brokers - 4.2%
         1,913,718  JP Morgan Chase & Co.                                                                                 48,818,946
         2,024,866  UBS A.G.                                                                                              25,471,527
                                                                                                                          74,290,473
Finance - Mortgage Loan Banker - 0.9%
           523,025  Housing Development Finance Corporation, Ltd.                                                         16,253,065
Finance - Other Services - 0.3%
            35,255  CME Group, Inc.                                                                                        6,131,197
Insurance Brokers - 4.5%
         3,256,680  Willis Group Holdings, Ltd.                                                                           80,635,397
Investment Companies - 0.1%
           342,321  RHJ International *                                                                                    1,621,481
Medical - Biomedical and Genetic - 1.9%
           628,935  Amgen, Inc.*                                                                                          34,497,085
Medical - HMO - 6.3%
           412,315  Aetna, Inc.                                                                                           12,781,764
           327,690  Coventry Health Care, Inc. *                                                                           4,957,950
         3,242,850  UnitedHealth Group, Inc.                                                                              91,869,940
                                                                                                                         109,609,654
Medical Products - 1.0%
           463,758  Covidien, Ltd.                                                                                        17,780,482
Networking Products - 2.6%
         3,110,835  Cisco Systems, Inc.*                                                                                  46,569,200
Pharmacy Services - 1.8%
           704,030  Medco Health Solutions, Inc. *                                                                        31,632,068
Power Converters and Power Supply Equipment - 0.1%
           277,095  Suntech Power Holdings Company, Ltd. (ADR) *                                                           2,607,464
Property and Casualty Insurance - 5.2%
         1,860,355  First American Corp.                                                                                  40,630,153
         1,938,000  Millea Holdings, Inc.                                                                                 51,055,155
                                                                                                                          91,685,308
Real Estate Management/Services - 2.6%
           503,000  Daito Trust Construction Company, Ltd.                                                                21,600,353
         1,934,000  Mitsubishi Estate Company, Ltd.                                                                       25,283,761
                                                                                                                          46,884,114
Real Estate Operating/Development - 0.8%
         9,305,000  CapitaLand, Ltd.                                                                                      14,583,571
Reinsurance - 3.7%
            21,850  Berkshire Hathaway, Inc. - Class B*                                                                   65,309,650
Retail - Apparel and Shoe - 1.9%
           866,130  Industria de Diseno Textil S.A.                                                                       33,061,901
Retail - Consumer Electronics - 2.2%
           667,280  Yamada Denki Company, Ltd.                                                                            39,365,781
Retail - Drug Store - 1.3%
           887,340  CVS/Caremark Corp.                                                                                    23,851,699
Retail - Major Department Stores - 0.8%
           363,155  Sears Holdings Corp. *                                                                                14,860,303
Semiconductor Components/Integrated Circuits - 1.1%
         2,793,280  Marvell Technology Group, Ltd. *                                                                      20,363,011
Semiconductor Equipment - 0.7%
           738,072  ASML Holding N.V.                                                                                     12,262,355
Telecommunication Equipment - Fiber Optics - 0.5%
           954,745  Corning, Inc.                                                                                          9,652,472
Transportation - Services - 0.8%
           332,040  United Parcel Service, Inc. - Class B                                                                 14,108,380
Web Portals/Internet Service Providers - 4.7%
         7,145,675  Yahoo!, Inc.*                                                                                         83,818,768
Wireless Equipment - 3.0%
         2,101,080  Nokia Oyj                                                                                             25,781,776
         3,349,657  Telefonaktiebolaget L.M. Ericsson - Class B                                                           26,767,991
                                                                                                                          52,549,767
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,826,005,914)                                                                               1,657,295,895
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.8%
        97,039,000  Janus Cash Liquidity Fund LLC, 0%                                                                     97,039,000
        24,692,569  Janus Institutional Money Market Fund - Institutional Shares, 0.30%                                   24,692,569
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $121,731,569)                                                                                  121,731,569

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,947,737,483) - 100%                                                               $   1,779,027,464
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Australia                                                                     $  14,784,918              0.8%
Belgium                                                                           1,621,481              0.1%
Bermuda                                                                         177,912,501             10.0%
Cayman Islands                                                                    2,607,464              0.2%
Finland                                                                          25,781,777              1.5%
Hong Kong                                                                           797,286              0.0%
India                                                                            16,253,065              0.9%
Japan                                                                           165,479,857              9.3%
Mexico                                                                            9,027,870              0.5%
Netherlands                                                                      56,900,034              3.2%
Singapore                                                                        14,583,571              0.8%
Spain                                                                            33,061,901              1.9%
Sweden                                                                           26,767,990              1.5%
Switzerland                                                                      48,795,203              2.7%
United Kingdom                                                                  135,232,808              7.6%
United States ++                                                              1,049,419,738             59.0%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $1,779,027,464            100.0%

++Includes Short-Term Securities (52.2% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

ADR   American Depositary Receipt

PLC   Public Limited Company

*     Non-income-producing security.

## The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended January 31, 2009.

                                   Purchases                           Sales           Realized      Dividend       Value
                               Shares       Cost              Shares         Cost      Gain/Loss      Income      At 1/31/09
-----------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund
Ryland Group, Inc                --         $  --                --         $  --     $      --      $  97,650    $50,777,999
-----------------------------------------------------------------------------------------------------------------------------


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Worldwide Fund                            $ 1,046,467,059              $    732,560,405             $             --
------------------------------------------------------------------------------------------------------------------------------------

Perkins Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.3%
Advertising Agencies - 0.5%
         1,000,000  Omnicom Group, Inc.                                                                            $      25,890,000
Aerospace and Defense - 0.9%
         1,200,000  Rockwell Collins, Inc.                                                                                45,216,000
Agricultural Chemicals - 0.1%
           200,000  Mosaic Co.                                                                                             7,134,000
Apparel Manufacturers - 0.2%
           200,000  VF Corp.                                                                                              11,204,000
Applications Software - 0.5%
         1,100,000  Intuit, Inc.*                                                                                         24,915,000
Automotive - Truck Parts and Equipment - Original - 0.3%
         1,100,000  Borg-Warner Automotive, Inc.                                                                          18,568,000
Beverages - Non-Alcoholic - 0.4%
           400,000  PepsiCo, Inc.                                                                                         20,092,000
Brewery - 1.1%
         1,400,000  Molson Coors Brewing Co. - Class B                                                                    56,378,000
Building - Residential and Commercial - 0.9%
         1,600,000  Centex Corp.                                                                                          13,616,000
         1,000,000  KB Home                                                                                               10,670,000
         2,200,000  Pulte Homes, Inc.                                                                                     22,330,000
                                                                                                                          46,616,000
Building Products - Cement and Aggregate - 0.3%
           800,000  Texas Industries, Inc.                                                                                18,168,000
Cable Television - 0.2%
           700,000  Comcast Corp. - Class A                                                                               10,255,000
Chemicals - Specialty - 1.4%
         2,250,000  Lubrizol Corp.                                                                                        76,770,000
Coal - 0.5%
         1,900,000  Arch Coal, Inc.                                                                                       28,861,000
Commercial Banks - 1.4%
         1,550,000  BB&T Corp.                                                                                            30,674,500
           800,000  City National Corp.                                                                                   27,688,000
         4,700,000  Synovus Financial Corp.                                                                               18,612,000
                                                                                                                          76,974,500
Computer Aided Design - 0.3%
         1,000,000  Autodesk, Inc.                                                                                        16,560,000
Computer Services - 0.3%
         1,050,000  SRA International, Inc.*                                                                              17,146,500
Computers - Integrated Systems - 1.6%
         1,250,000  Diebold, Inc.                                                                                         30,975,000
         4,200,000  NCR Corp.                                                                                             52,710,000
                                                                                                                          83,685,000
Consumer Products - Miscellaneous - 0.9%
           885,000  Kimberly-Clark Corp.                                                                                  45,550,950
Containers - Metal and Glass - 0.9%
         1,250,000  Ball Corp.                                                                                            47,925,000
Containers - Paper and Plastic - 0.2%
         2,300,000  Temple-Inland, Inc.                                                                                   13,041,000
Cosmetics and Toiletries - 0.6%
           615,000  Procter & Gamble Co.                                                                                  33,517,500
Data Processing and Management - 0.3%
           430,000  Fiserv, Inc.*                                                                                         13,652,500
Diagnostic Equipment - 0.3%
           400,000  Gen-Probe, Inc.*                                                                                      18,008,000
Distribution/Wholesale - 0.9%
         2,500,000  Tech Data Corp.*                                                                                      45,275,000
Diversified Operations - 1.3%
           150,000  Illinois Tool Works, Inc.                                                                              4,899,000
         3,104,967  Tyco International, Ltd.                                                                              65,266,406
                                                                                                                          70,165,406
E-Commerce/Services - 0.7%
         1,500,000  eBay, Inc.*                                                                                           18,030,000
         1,450,000  IAC/InterActiveCorp*                                                                                  21,315,000
                                                                                                                          39,345,000
Electric - Integrated - 3.5%
         1,200,000  DPL, Inc.                                                                                             25,860,000
           250,000  Entergy Corp.                                                                                         19,090,000
           600,000  FPL Group, Inc.                                                                                       30,930,000
         1,560,000  PPL Corp.                                                                                             47,829,600
         2,050,000  Public Service Enterprise Group, Inc.                                                                 64,718,500
                                                                                                                         188,428,100
Electric Products - Miscellaneous - 0.9%
         1,400,000  Emerson Electric Co.                                                                                  45,780,000
Electronic Components - Miscellaneous - 0.2%
         4,000,000  Vishay Intertechnology, Inc.*                                                                         11,840,000
Electronic Connectors - 1.1%
         2,850,000  Thomas & Betts Corp.*                                                                                 60,961,500
Electronic Forms - 0.3%
           900,000  Adobe Systems, Inc.*                                                                                  17,379,000
Electronic Measuring Instruments - 0.5%
         1,401,200  Agilent Technologies, Inc.*                                                                           25,333,696
Engineering - Research and Development Services - 2.0%
           500,000  Jacobs Engineering Group, Inc.*                                                                       19,335,000
         3,000,000  McDermott International, Inc. (U.S. Shares)*                                                          31,110,000
         1,700,000  URS Corp.*                                                                                            57,885,000
                                                                                                                         108,330,000
Entertainment Software - 0.3%
           900,000  Electronic Arts, Inc.*                                                                                13,896,000
Finance - Investment Bankers/Brokers - 0.7%
         2,087,312  Raymond James Financial, Inc.                                                                         38,636,145
Food - Miscellaneous/Diversified - 2.2%
         1,100,000  Kellogg Co.                                                                                           48,059,000
         1,150,000  Kraft Foods, Inc. - Class A                                                                           32,257,500
         1,650,000  Unilever PLC (ADR)                                                                                    36,168,000
                                                                                                                         116,484,500
Forestry - 0.7%
         1,262,697  Weyerhaeuser Co.                                                                                      34,522,136
Gold Mining - 1.2%
         2,150,000  Goldcorp, Inc. (U.S. Shares)                                                                          63,575,500
Hotels and Motels - 0.7%
         1,450,000  Marriott International, Inc. - Class A                                                                23,649,500
         1,000,000  Starwood Hotels & Resorts Worldwide, Inc.                                                             15,120,000
                                                                                                                          38,769,500
Human Resources - 1.0%
           800,000  Manpower, Inc.                                                                                        22,768,000
         1,750,000  Robert Half International, Inc.                                                                       29,662,500
                                                                                                                          52,430,500
Industrial Gases - 0.7%
           750,000  Air Products and Chemicals, Inc.                                                                      37,725,000
Instruments - Scientific - 2.6%
         2,900,000  PerkinElmer, Inc.                                                                                     36,598,000
         1,900,000  Thermo Fisher Scientific, Inc.*                                                                       68,267,000
         1,150,000  Varian, Inc.*                                                                                         32,016,000
                                                                                                                         136,881,000
Insurance Brokers - 0.9%
         2,600,000  Brown & Brown, Inc.                                                                                   49,738,000
Internet Telephony - 0.3%
           800,000  J2 Global Communications, Inc.                                                                        15,664,000
Investment Management and Advisory Services - 2.8%
         2,600,100  AllianceBernstein Holding L.P.                                                                        44,409,708
           550,000  Franklin Resources, Inc.                                                                              26,631,000
         6,499,988  Invesco, Ltd. (U.S. Shares)                                                                           76,634,859
           239,268  Waddell & Reed Financial, Inc. - Class A                                                               3,378,464
                                                                                                                         151,054,031
Life and Health Insurance - 1.4%
         1,250,000  AFLAC, Inc.                                                                                           29,012,500
         1,550,000  Lincoln National Corp.                                                                                23,451,500
         2,899,580  Protective Life Corp.                                                                                 24,008,522
                                                                                                                          76,472,522
Machinery - Farm - 1.0%
         1,500,000  Deere & Co.                                                                                           52,110,000
Medical - Biomedical and Genetic - 0.6%
           600,000  Charles River Laboratories International, Inc.*                                                       14,646,000
           649,730  Invitrogen Corp.*                                                                                     16,542,126
                                                                                                                          31,188,126
Medical - Drugs - 1.8%
         1,200,000  Endo Pharmaceuticals Holdings, Inc.*                                                                  26,964,000
         1,900,000  Forest Laboratories, Inc.*                                                                            47,576,000
           450,000  Wyeth                                                                                                 19,336,500
                                                                                                                          93,876,500
Medical - HMO - 0.8%
         1,100,000  Coventry Health Care, Inc.*                                                                           16,643,000
         1,613,600  Health Net, Inc.*                                                                                     23,606,968
                                                                                                                          40,249,968
Medical - Wholesale Drug Distributors - 1.4%
         2,050,000  Cardinal Health, Inc.                                                                                 77,182,500
Medical Instruments - 0.6%
           850,000  St. Jude Medical, Inc.*                                                                               30,914,500
Medical Labs and Testing Services - 1.6%
           750,000  Covance, Inc.*                                                                                        28,950,000
           950,000  Laboratory Corporation of America Holdings*                                                           56,240,000
                                                                                                                          85,190,000
Medical Products - 2.3%
           850,000  Covidien, Ltd.                                                                                        32,589,000
         1,450,000  Hospira, Inc.*                                                                                        36,105,000
         1,464,359  Zimmer Holdings, Inc.*                                                                                53,302,668
                                                                                                                         121,996,668
Metal - Aluminum - 0.3%
         2,400,000  Alcoa, Inc.                                                                                           18,696,000
Metal - Diversified - 0.3%
           550,000  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                        13,827,000
Metal Processors and Fabricators - 0.6%
         1,200,000  Kaydon Corp.                                                                                          32,640,000
Motorcycle and Motor Scooter Manufacturing - 0.2%
           700,000  Harley-Davidson, Inc.                                                                                  8,526,000
Multi-Line Insurance - 2.2%
         2,600,000  Allstate Corp.                                                                                        56,342,000
         6,000,000  Old Republic International Corp.                                                                      61,920,000
                                                                                                                         118,262,000
Multimedia - 0.6%
           400,000  McGraw-Hill Companies, Inc.                                                                            8,796,000
         1,600,000  Viacom, Inc. - Class B*                                                                               23,600,000
                                                                                                                          32,396,000
Networking Products - 0.3%
         1,200,015  Polycom, Inc.*                                                                                        16,860,211
Non-Hazardous Waste Disposal - 0.6%
         1,250,000  Republic Services, Inc.                                                                               32,325,000
Oil - Field Services - 1.0%
           550,000  Schlumberger, Ltd. (U.S. Shares)                                                                      22,445,500
           550,696  Transocean, Inc.*                                                                                     30,079,016
                                                                                                                          52,524,516
Oil Companies - Exploration and Production - 4.8%
         1,200,000  Anadarko Petroleum Corp.                                                                              44,088,000
         1,450,000  Cabot Oil & Gas Corp.                                                                                 39,860,500
           550,000  Devon Energy Corp.                                                                                    33,880,000
         1,400,000  Equitable Resources, Inc.                                                                             47,921,999
         2,300,028  Forest Oil Corp.*                                                                                     34,500,420
           400,000  Newfield Exploration Co.*                                                                              7,676,000
           800,000  Noble Energy, Inc.                                                                                    39,144,000
         1,450,000  SandRidge Energy, Inc.*                                                                                9,657,000
                                                                                                                         256,727,919
Oil Companies - Integrated - 1.6%
           850,000  Hess Corp.                                                                                            47,268,500
         1,400,000  Marathon Oil Corp.                                                                                    38,122,000
                                                                                                                          85,390,500
Oil Field Machinery and Equipment - 0.6%
         1,250,000  National-Oilwell Varco, Inc.*                                                                         33,050,000
Oil Refining and Marketing - 0.3%
         1,000,000  Frontier Oil Corp.                                                                                    14,280,000
Paper and Related Products - 1.2%
         1,100,000  Potlatch Corp.                                                                                        27,709,000
         1,280,000  Rayonier, Inc.                                                                                        37,683,200
                                                                                                                          65,392,200
Pipelines - 1.8%
           650,000  Kinder Morgan Energy Partners L.P.                                                                    32,207,500
         1,640,050  Plains All American Pipeline L.P.                                                                     61,993,890
                                                                                                                          94,201,390
Property and Casualty Insurance - 0.8%
         1,081,200  Mercury General Corp.                                                                                 41,885,688
Reinsurance - 2.3%
            30,500  Berkshire Hathaway, Inc. - Class B*                                                                   91,164,500
           500,000  Everest Re Group, Ltd.                                                                                31,500,000
                                                                                                                         122,664,500
REIT - Apartments - 0.7%
           250,000  Avalonbay Communities, Inc.                                                                           12,952,500
           950,000  Equity Residential                                                                                    22,733,500
                                                                                                                          35,686,000
REIT - Mortgage - 0.4%
         1,800,000  Redwood Trust, Inc.                                                                                   22,842,000
REIT - Office Property - 0.5%
           450,000  Boston Properties, Inc.                                                                               19,485,000
           500,000  SL Green Realty Corp.                                                                                  7,855,000
                                                                                                                          27,340,000
REIT - Regional Malls - 0.3%
           900,000  Taubman Centers, Inc.                                                                                 17,865,000
REIT - Warehouse/Industrial - 0.3%
         1,000,000  AMB Property Corp.                                                                                    16,120,000
Retail - Apparel and Shoe - 0.9%
         3,400,000  American Eagle Outfitters, Inc.                                                                       30,634,000
         1,700,000  Men's Wearhouse, Inc.                                                                                 19,805,000
                                                                                                                          50,439,000
Retail - Auto Parts - 1.0%
         1,600,000  Advance Auto Parts, Inc.                                                                              52,368,000
Retail - Drug Store - 1.6%
         1,500,000  CVS/Caremark Corp.                                                                                    40,320,000
         1,600,000  Walgreen Co.                                                                                          43,856,000
                                                                                                                          84,176,000
Retail - Major Department Stores - 0.6%
         1,500,000  TJX Companies, Inc.                                                                                   29,130,000
Retail - Regional Department Stores - 0.2%
         1,450,000  Macy's, Inc.                                                                                          12,977,500
Retail - Restaurants - 0.4%
           900,000  Darden Restaurants, Inc.                                                                              23,598,000
Savings/Loan/Thrifts - 1.5%
         3,900,000  People's United Financial, Inc.                                                                       63,804,000
         1,200,000  Washington Federal, Inc.                                                                              14,736,000
                                                                                                                          78,540,000
Semiconductor Components/Integrated Circuits - 0.7%
         1,900,000  Analog Devices, Inc.                                                                                  37,962,000
Semiconductor Equipment - 0.6%
         3,500,000  Applied Materials, Inc.                                                                               32,795,000
Super-Regional Banks - 1.0%
         1,100,000  PNC Bank Corp.                                                                                        35,772,000
         1,400,000  SunTrust Banks, Inc.                                                                                  17,164,000
                                                                                                                          52,936,000
Telecommunication Equipment - 0.2%
           277,000  Harris Corp.                                                                                          11,991,330
Telecommunication Services - 1.0%
         1,500,000  Embarq Corp.                                                                                          53,580,000
Telephone - Integrated - 0.3%
           600,000  CenturyTel, Inc.                                                                                      16,284,000
Tools - Hand Held - 0.4%
           650,000  Stanley Works                                                                                         20,319,000
Transportation - Railroad - 1.2%
         2,450,000  Kansas City Southern*                                                                                 44,492,000
           500,000  Union Pacific Corp.                                                                                   21,895,000
                                                                                                                          66,387,000
Wireless Equipment - 0.5%
         2,200,000  Nokia Oyj (ADR)                                                                                       26,994,000
X-Ray Equipment - 0.4%
         2,000,000  Hologic, Inc.*                                                                                        23,580,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,261,998,544)                                                                               4,561,081,502
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 1.9%
             4,231  iShares Russell Midcap Value Fund
                    expires February 2009
                    exercise price $24.60                                                                                    461,179
             4,231  iShares Russell Midcap Value Fund
                    expires February 2009
                    exercise price $26.25                                                                                    774,273
             4,231  iShares Russell Midcap Value Fund
                    expires February 2009
                    exercise price $28.03                                                                                  1,294,686
            79,618  iShares Russell Midcap Value Fund
                    expires May 2009
                    exercise price $27.82**                                                                               33,837,650
            24,704  iShares Russell Midcap Value Fund
                    expires June 2009
                    exercise price $30.00**                                                                               15,316,480
             6,348  iShares Russell Midcap Value Fund
                    expires August 2009
                    exercise price $27.82**                                                                                2,697,900
               127  Russell Midcap Value Index
                    expires February 2009
                    exercise price $622.86                                                                                   640,949
               304  Russell Midcap Value Index
                    expires March 2009
                    exercise price $617.73                                                                                 1,702,485
               555  Russell Midcap Value Index
                    expires March 2009
                    exercise price $646.80**                                                                               5,187,585
               287  Russell Midcap Value Index
                    expires March 2009
                    exercise price $671.07                                                                                 2,645,322
               980  Russell Midcap Value Index
                    expires May 2009
                    exercise price $613.83                                                                                 7,544,148
               346  S&P MidCap 400 Index
                    expires March 2009
                    exercise price $482.11                                                                                   923,139
               185  S&P MidCap 400 Index
                    expires April 2009
                    exercise price $486.25                                                                                   773,485
               184  S&P MidCap 400 Index
                    expires April 2009
                    exercise price $511.00                                                                                   978,512
               140  S&P MidCap 400 Index
                    expires April 2009
                    exercise price $513.84                                                                                   681,549
               185  S&P MidCap 400 Index
                    expires April 2009
                    exercise price $537.50                                                                                 1,256,705
               238  S&P MidCap 400 Index
                    expires April 2009
                    exercise price $527.53                                                                                 1,499,638
               358  S&P MidCap 400 Index
                    expires May 2009
                    exercise price $541.80                                                                                 2,931,662
               478  S&P MidCap 400 Index
                    expires June 2009
                    exercise price $550.35                                                                                 3,972,247
             1,794  S&P MidCap 400 Index
                    expires July 2009
                    exercise price $509.60**                                                                              11,457,901
             1,831  S&P Mid-Cap SPDR Trust Series 1
                    expires March 2009
                    exercise price $91.14                                                                                  1,301,841
             2,066  S&P Mid-Cap SPDR Trust Series 1
                    expires March 2009
                    exercise price $95.55                                                                                  1,958,568
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (cost $102,836,245)                                                                        99,837,904
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 12.8%
      500,000,000   Calyon, NY Branch
                    0.2500%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $500,010,417
                    collateralized by $433,357,800
                    in U.S. Treasuries
                    2.0000% - 11.2500%, 6/30/10 - 2/15/26
                    with a value of $510,000,004                                                                         500,000,000
       182,944,000  ING Financial Markets LLC
                    0.2500%
                    dated 1/30/09, maturing 2/2/09
                    to be repurchased at $182,947,811
                    collateralized by $168,573,221
                    in U.S. Treasuries
                    1.5000% - 4.7500%, 5/15/13 - 5/15/18
                    with a value of $189,956,754                                                                         182,944,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                                              682,944,000
 (cost $682,944,000)

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $7,047,778,789) - 100%                                                               $   5,343,863,406
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Bermuda                                                                      $  205,990,265              3.8%
Canada                                                                           63,575,500              1.2%
Cayman Islands                                                                   30,079,016              0.6%
Finland                                                                          26,994,000              0.5%
Netherlands Antilles                                                             22,445,500              0.4%
Panama                                                                           31,110,000              0.6%
United Kingdom                                                                   36,168,000              0.7%
United States++                                                               4,927,501,125             92.2%
----------------------------------------------------------------------------------------------------------------
Total                                                                        $5,343,863,406            100.0%

++Includes Short-Term Securities (79.4% excluding Short Term Securities)

Schedule of Written Options - Puts                                     Value
--------------------------------------------------------------------------------
         iShares Russell Midcap Value Fund
            expires May 2009
            39,809 contracts
            exercise price $23.32                                  $ (7,961,800)

         iShares Russell Midcap Value Fund
            expires June 2009
            12,352 contracts
            exercise price $27.85                                    (3,940,288)

         iShares Russell Midcap Value Fund
            expires August 2009
            3,174 contracts
            exercise price $23.32                                      (634,800)

         Russell Midcap Value Fund
            expires March 2009
            391 contracts
            exercise price $542.08                                   (1,213,664)

         S&P MidCap 400 Index
            expires July 2009
            713 contracts
            exercise price $457.60                                   (2,987,092)
--------------------------------------------------------------------------------
Total Written Options - Puts
 (Premiums received $16,150,385)                                   $(16,737,644)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depository Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Mid Cap Value Fund                      $  4,497,919,502             $    746,106,000             $         --

Investments in Purchased Options:
Perkins Mid Cap Value Fund                                    --                   99,837,904                       --

Other Financial Instruments(a):
Perkins Mid Cap Value Fund                                    --                  (16,737,644)                      --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other Financial Instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swap contracts are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of January 31, 2009 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                                           $34,134,473

Perkins Small Cap Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.5%
Apparel Manufacturers - 0.6%
           690,000  Volcom, Inc.*                                                                                  $       5,720,100
Applications Software - 0.8%
           440,000  Progress Software Corp.*                                                                               7,506,400
Building - Heavy Construction - 0.6%
           320,000  Sterling Construction Company, Inc.*                                                                   5,734,400
Building - Mobile Home and Manufactured Homes - 0.2%
           270,000  Winnebago Industries, Inc.                                                                             1,493,100
Chemicals - Specialty - 1.9%
           500,000  Lubrizol Corp.                                                                                        17,060,000
Circuit Boards - 0.9%
         1,300,000  TTM Technologies*                                                                                      7,839,000
Commercial Banks - 3.5%
           260,000  City National Corp.                                                                                    8,998,600
         1,000,000  F.N.B. Corp.                                                                                           7,910,000
           460,000  Glacier Bancorp, Inc.                                                                                  7,061,000
         1,700,000  Synovus Financial Corp.                                                                                6,732,000
                                                                                                                          30,701,600
Commercial Services - 0.4%
           913,100  ICT Group, Inc.*, **                                                                                   3,542,828
Computer Aided Design - 0.3%
           175,000  Autodesk, Inc.                                                                                         2,898,000
Computer Services - 0.8%
           450,000  SRA International, Inc.*                                                                               7,348,500
Computers - Integrated Systems - 2.3%
           500,000  Diebold, Inc.                                                                                         12,390,000
           630,000  NCR Corp.                                                                                              7,906,500
                                                                                                                          20,296,500
Consulting Services - 2.9%
           350,000  Advisory Board Co.*                                                                                    6,125,000
           325,000  CRA International, Inc.*                                                                               6,828,250
           200,000  MAXIMUS, Inc.                                                                                          7,432,000
           350,000  Navigant Consulting, Inc.*                                                                             5,015,500
                                                                                                                          25,400,750
Containers - Paper and Plastic - 1.2%
           250,000  Sonoco Products Co.                                                                                    5,732,500
           850,000  Temple-Inland, Inc.                                                                                    4,819,500
                                                                                                                          10,552,000
Data Processing and Management - 0.5%
           350,000  Fair Isaac Corp.                                                                                       4,445,000
Decision Support Software - 0.7%
           775,000  Wind River Systems, Inc.*                                                                              6,176,750
Direct Marketing - 0.9%
         1,262,000  Harte-Hanks Communications, Inc.                                                                       7,950,600
Distribution/Wholesale - 1.2%
           575,000  Tech Data Corp.*                                                                                      10,413,250
Electric Products - Miscellaneous - 0.5%
           300,000  Littelfuse Inc.*                                                                                       4,590,000
Electronic Components - Miscellaneous - 0.4%
         1,300,000  Vishay Intertechnology, Inc.*                                                                          3,848,000
Electronic Components - Semiconductors - 1.5%
           725,000  Intersil Corp. - Class A                                                                               6,749,750
           525,000  Semtech Corp.*                                                                                         6,168,750
                                                                                                                          12,918,500
Electronic Connectors - 1.0%
           400,000  Thomas & Betts Corp.*                                                                                  8,556,000
Engineering - Research and Development Services - 1.1%
           290,000  URS Corp.*                                                                                             9,874,500
Enterprise Software/Services - 0.9%
         1,050,000  Omnicell, Inc.*                                                                                        8,200,500
Fiduciary Banks - 0.3%
           184,000  Wilmington Trust Corp.                                                                                 2,518,960
Filtration and Separations Products - 0.6%
           165,000  Donaldson Company, Inc.                                                                                5,134,800
Food - Retail - 0.5%
           295,000  Winn-Dixie Stores, Inc.*                                                                               4,053,300
Footwear and Related Apparel - 1.1%
           465,000  Skechers U.S.A., Inc. - Class A*                                                                       4,631,400
           300,000  Wolverine World Wide, Inc.                                                                             5,442,000
                                                                                                                          10,073,400
Hospital Beds and Equipment - 1.5%
           975,000  Hillenbrand Industries, Inc.                                                                          13,728,000
Human Resources - 0.9%
           550,000  MPS Group, Inc.*                                                                                       3,327,500
           265,000  Robert Half International, Inc.                                                                        4,491,750
                                                                                                                           7,819,250
Industrial Automation and Robotics - 0.8%
           535,000  Cognex Corp.                                                                                           6,987,100
Instruments - Scientific - 2.4%
           850,000  PerkinElmer, Inc.                                                                                     10,727,000
           375,673  Varian, Inc.*                                                                                         10,458,736
                                                                                                                          21,185,736
Insurance Brokers - 1.5%
           675,000  Brown & Brown, Inc.                                                                                   12,912,750
Internet Infrastructure Software - 0.4%
           850,000  RADVision, Ltd. (U.S. Shares)                                                                          3,825,000
Internet Telephony - 0.7%
           330,000  J2 Global Communications, Inc.                                                                         6,461,400
Investment Management and Advisory Services - 1.1%
           500,000  AllianceBernstein Holding L.P.                                                                         8,540,000
            73,200  Waddell & Reed Financial, Inc. - Class A                                                               1,033,584
                                                                                                                           9,573,584
Lasers - Systems and Components - 0.6%
           900,000  Electro Scientific Industries, Inc.*                                                                   5,688,000
Life and Health Insurance - 0.8%
           847,000  Protective Life Corp.                                                                                  7,013,160
Machinery - General Industrial - 0.7%
           629,000  Albany International Corp. - Class A                                                                   6,296,290
Medical - Biomedical and Genetic - 0.7%
           245,000  Charles River Laboratories International, Inc.*                                                        5,980,450
Medical - Generic Drugs - 1.0%
           310,000  Perrigo Co.                                                                                            9,098,500
Medical Imaging Systems - 0.7%
           550,000  Vital Images, Inc.*                                                                                    6,220,500
Medical Information Systems - 0.6%
           165,000  Cerner Corp.*                                                                                          5,563,800
Medical Instruments - 0.7%
           475,000  AngioDynamics, Inc.*                                                                                   6,460,000
Medical Labs and Testing Services - 1.0%
           225,000  Covance, Inc.*                                                                                         8,685,000
Medical Laser Systems - 0.3%
         1,080,000  LCA-Vision, Inc. **                                                                                    2,721,600
Medical Products - 1.6%
           540,000  PSS World Medical, Inc.*                                                                               8,575,200
           175,000  West Pharmaceutical Services, Inc.                                                                     5,813,500
                                                                                                                          14,388,700
Medical Sterilization Products - 0.7%
           250,000  Steris Corp.                                                                                           6,650,000
Metal Processors and Fabricators - 1.4%
           450,000  Kaydon Corp.                                                                                          12,240,000
Multi-Line Insurance - 3.2%
         2,800,000  Old Republic International Corp.                                                                      28,896,000
Networking Products - 0.6%
           400,000  Polycom, Inc.*                                                                                         5,620,000
Office Furnishings - Original - 0.4%
           270,000  HNI Corp.                                                                                              3,566,700
Oil - Field Services - 1.1%
           260,000  Carbo Chemicals, Inc.                                                                                  9,347,000
Oil Companies - Exploration and Production - 2.4%
           350,000  Cabot Oil & Gas Corp.                                                                                  9,621,500
           520,000  Forest Oil Corp.*                                                                                      7,800,000
            75,000  Noble Energy, Inc.                                                                                     3,669,750
                                                                                                                          21,091,250
Oil Field Machinery and Equipment - 0.3%
            85,000  Lufkin Industries, Inc.                                                                                2,970,750
Paper and Related Products - 2.9%
           715,000  Glatfelter                                                                                             6,227,650
           400,000  Potlatch Corp.                                                                                        10,076,000
           325,000  Rayonier, Inc.                                                                                         9,568,000
                                                                                                                          25,871,650
Pipelines - 3.7%
           330,000  Magellan Midstream Partners L.P.                                                                      11,444,400
           825,000  Western Gas Partners L.P.                                                                             12,589,500
           525,000  Williams Partners L.P.                                                                                 8,657,250
                                                                                                                          32,691,150
Property and Casualty Insurance - 2.8%
           185,000  Infinity Property & Casualty Corp.                                                                     7,104,000
           175,000  Navigators*                                                                                            8,984,500
           160,000  RLI Corp.                                                                                              9,038,400
                                                                                                                          25,126,900
Radio - 0.1%
         1,000,000  Entercom Communications Corp.                                                                          1,170,000
Reinsurance - 0.9%
           300,000  IPC Holdings, Ltd. **                                                                                  7,698,000
REIT - Hotels - 0.6%
         1,225,000  Diamondrock Hospitality Co.                                                                            5,022,500
REIT - Mortgage - 0.7%
           500,000  Redwood Trust, Inc.                                                                                    6,345,000
REIT - Office Property - 1.0%
           200,000  Mack-Cali Realty Corp.                                                                                 4,064,000
           350,000  Parkway Properties, Inc.                                                                               5,222,000
                                                                                                                           9,286,000
Resorts and Theme Parks - 1.0%
           800,000  Cedar Fair L.P.                                                                                        8,584,000
Retail - Apparel and Shoe - 2.6%
           950,000  American Eagle Outfitters, Inc.                                                                        8,559,500
         1,550,000  Chico's FAS, Inc.*                                                                                     6,138,000
           700,000  Men's Wearhouse, Inc.                                                                                  8,155,000
                                                                                                                          22,852,500
Retail - Convenience Stores - 0.9%
           370,000  Casey's General Stores, Inc.                                                                           7,862,500
Retail - Leisure Products - 0.1%
           747,251  MarineMax, Inc.*                                                                                       1,315,162
Retail - Propane Distribution - 1.6%
           614,400  Inergy L.P.                                                                                           14,352,384
Savings/Loan/Thrifts - 4.8%
           375,000  Dime Community Bancshares                                                                              3,768,750
           800,000  First Niagara Financial Group, Inc.                                                                   10,448,000
         1,250,000  NewAlliance Bancshares, Inc.                                                                          13,737,500
         1,200,000  Washington Federal, Inc.                                                                              14,736,000
                                                                                                                          42,690,250
Semiconductor Components/Integrated Circuits - 0.8%
         1,250,000  Emulex Corp.*                                                                                          7,137,500
Semiconductor Equipment - 0.5%
           500,000  Verigy, Ltd.*                                                                                          4,155,000
Telecommunication Services - 0.7%
           625,000  Premiere Global Services, Inc.*                                                                        6,056,250
Tools - Hand Held - 0.6%
           170,000  Stanley Works                                                                                          5,314,200
Transactional Software - 0.7%
           975,000  Bottomline Technologies, Inc.*                                                                         6,513,000
Transportation - Marine - 0.7%
           242,000  Kirby Corp.*                                                                                           5,803,160
Transportation - Railroad - 1.1%
           550,000  Kansas City Southern*                                                                                  9,988,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,006,508,519)                                                                                 751,672,364
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 15.5%
       137,506,000    ING Financial Markets LLC, 0.2500%
                      dated 1/30/09, maturing 2/2/09
                      to be repurchased at $137,508,865
                      collateralized by $126,704,507
                      in U.S. Government Agencies
                      1.5000% - 4.7500%, 5/15/13 - 5/15/18
                      with a Value of $142,776,989
                      (cost $137,506,000)                                                                                137,506,000
 -----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,144,014,519) - 100%                                                               $     889,178,364
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          January 31, 2009 (unaudited)

                                                                                                 % of Investment
Country                                                                          Value              Securities
----------------------------------------------------------------------------------------------------------------
Bermuda                                                                        $  7,698,000              0.9%
Israel                                                                            3,825,000              0.4%
Singapore                                                                         4,155,000              0.5%
United States  ++                                                               873,500,364             98.2%
----------------------------------------------------------------------------------------------------------------
Total                                                                          $889,178,364            100.0%

++ Includes Short-Term Securities (82.7% excluding Short-Term Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the fiscal period ended January 31, 2009.

----------------------------------------------------------------------------------------------------------------------------
                                      Purchases                    Sales              Realized       Dividend       Value
                                 Shares       Cost          Shares        Cost       Gain/(Loss)      Income      at 1/31/09
----------------------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund
ICT Group, Inc.*                  73,100   $   264,324            --   $        --   $        --   $        --   $ 3,542,828
IPC Holdings, Ltd.               300,000     7,665,673            --            --            --        35,200     7,698,000
LCA-Vision, Inc.                      --            --            --            --            --            --     2,721,600
----------------------------------------------------------------------------------------------------------------------------
                                           $ 7,929,997                 $        --   $        --   $    35,200   $13,962,428
----------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31,2009. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of January 31, 2009)

                                                Level 1 - Quoted             Level 2 - Other Significant  Level 3 - Significant
                                                Prices                       Observable Inputs            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Perkins Small Cap Value Fund                    $  751,672,364                $          137,506,000        $       -

SIGNIFICANT ACCOUNTING POLICIES

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the INTECH Risk-Managed Stock Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Flexible Bond Fund, Janus Fund, Janus Fundamental Equity Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, Janus Money Market Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Fund, Janus Short-Term Bond Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Worldwide Fund, Perkins Mid Cap Value Fund and Perkins Small Cap Value Fund (collectively the "Funds" and individually a "Fund") and Janus Smart Portfolio - Conservative, Janus Smart Portfolio - Growth and Janus Smart Portfolio - Moderate (the "Smart Portfolios") (collectively the "Portfolios" and individually a "Portfolio"). The Funds and Portfolios are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, amended (the "1940 Act"), as an open-end management investment company. The Trust offers twenty-eight funds which include multiple series of shares, with differing investment objectives and policies. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Global Opportunities Fund, Janus Orion Fund and Janus Twenty Fund, which are classified as non-diversified. The Funds are no-load investments.

The accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Money Market Fund and Janus Government Money Market Fund (the "Money Market Funds") are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act, and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; and (iii) a non-significant event such as a market closing early or not opening, or a security trading halt. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

SECURITIES LENDING

Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in non-affiliated money market funds or other accounts.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in non-affiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed in the Schedule of Investments (if applicable). The lending fees and the Funds' portion of the interest income earned on cash collateral are included on the Statement of Operations (if applicable).

The Securities Lending Program was suspended and effective November 19, 2008, the funds no longer had any securities on loan. Management continues to review the program and may resume securities lending.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Money Market Securities

The Money Market Funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital-sponsored mutual funds, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Forward Currency Transactions

The Funds, except INTECH Risk-Managed Stock Fund and the Money Market Funds may enter into forward currency contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings of the Funds and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Fund's custodian.

Futures Contracts

The Funds, except the Money Market Funds, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities of the Funds that are designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.

Swaps

The Funds, except the Money Market Funds, may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default, equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

Options Contracts

The Funds, except the Money Market Funds, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds, except INTECH Risk-Managed Stock Fund and the Money Market Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid by the Funds.

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Holdings designated to cover outstanding written options are noted in the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the three-month period ended January 31, 2009 is indicated in the tables below:

                                                  Number of          Premiums
Call Options                                      Contracts          Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2008             66,132          $27,837,180
Options written                                    264,775          190,088,715
Options closed                                     (38,888)        (58,332,000)
Options expired                                   (186,088)        (41,239,157)
Options exercised                                     -                  -
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009            105,931         $118,354,738
--------------------------------------------------------------------------------

                                                  Number of          Premiums
Put Options                                       Contracts          Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2008             52,806          $59,356,290
Options written                                     58,244          40,292,088
Options closed                                     (55,921)        (87,215,862)
Options expired                                    (7,391)          (1,012,358)
Options exercised                                  (40,781)         (8,103,525)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009             6,957           $3,316,633
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Call Options                                         Contracts       Received
--------------------------------------------------------------------------------
Janus Fund
Options outstanding at October 31, 2008                  225,221   $ 28,187,292
Options written                                           15,995      2,863,193
Options closed                                                --             --
Options expired                                         (233,181)   (28,655,894)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                    8,035   $  2,394,591
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Put Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Fund
Options outstanding at October 31, 2008                  171,298   $ 15,408,530
Options written                                           66,810     17,213,040
Options closed                                           (80,884)    (8,119,185)
Options expired                                               --             --
Options exercised                                        (90,414)    (7,289,345)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                   66,810   $ 17,213,040
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Call Options                                         Contracts       Received
--------------------------------------------------------------------------------
Janus Global Research Fund
Options outstanding at October 31, 2008                       --   $         --
Options written                                              479         34,706
Options closed                                              (402)       (29,148)
Options expired                                               --             --
Options exercised                                            (77)        (5,558)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                       --   $         --
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Call Options                                         Contracts       Received
--------------------------------------------------------------------------------
Janus Global Research Fund
Options outstanding at October 31, 2008                       --   $         --
Options written                                              479         34,706
Options closed                                              (402)       (29,148)
Options expired                                               --             --
Options exercised                                            (77)        (5,558)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                       --   $         --
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Call Options                                         Contracts       Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2008                      984   $    783,985
Options written                                           31,820      3,911,663
Options closed                                            (5,900)      (772,987)
Options expired                                           (7,699)    (1,580,323)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                   19,205   $  2,342,338
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Put Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2008                       --   $         --
Options written                                           14,055        755,321
Options closed                                           (11,675)      (278,214)
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                    2,380   $    477,107
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Call Options                                         Contracts       Received
--------------------------------------------------------------------------------
Janus Orion Fund
Options outstanding at October 31, 2008                   95,579   $ 23,116,816
Options written                                          546,082     41,338,217
Options closed                                           (34,834)   (31,302,490)
Options expired                                          (75,152)    (8,632,994)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                  531,675   $ 24,519,548
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Put Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Orion Fund
Options outstanding at October 31, 2008                  124,651   $ 23,311,865
Options written                                           40,008      8,582,547
Options closed                                          (101,217)   (16,543,221)
Options expired                                           (6,080)      (558,176)
Options exercised                                         (1,549)      (224,580)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                   55,813   $ 14,568,435
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Call Options                                         Contracts       Received
--------------------------------------------------------------------------------
Janus Research Fund
Options outstanding at October 31, 2008                       --   $         --
Options written                                            9,608        705,749
Options closed                                            (8,089)      (596,108)
Options expired                                               --             --
Options exercised                                         (1,519)      (109,641)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                       --   $         --
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Call Options                                         Contracts       Received
Janus Triton Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2008                      223   $     77,380
Options written                                               --             --
Options closed                                                --             --
Options expired                                             (223)       (77,380)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                       --   $         --
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Call Options                                         Contracts       Received
--------------------------------------------------------------------------------
Janus Twenty Fund
Options outstanding at October 31, 2008                       --   $         --
Options written                                           21,655        830,898
Options closed                                                --             --
Options expired                                          (21,655)      (830,898)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                       --   $         --
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Call Options                                         Contracts       Received
--------------------------------------------------------------------------------
Janus Venture Fund
Options outstanding at October 31, 2008                    1,000   $    250,000
Options written                                           14,000      1,596,992
Options closed                                            (1,000)      (117,999)
Options expired                                           (6,000)      (859,997)
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                    8,000        868,996
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Put Options                                          Contracts       Received
--------------------------------------------------------------------------------
Janus Venture Fund
Options outstanding at October 31, 2008                    3,000   $    731,250
Options written                                           25,615      2,502,780
Options closed                                           (15,589)    (1,955,260)
Options expired                                               --             --
Options exercised                                             --             --
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                   13,026   $  1,278,770
--------------------------------------------------------------------------------

                                                     Number of       Premiums
Put Options                                          Contracts       Received
--------------------------------------------------------------------------------
Perkins Mid Cap Value Fund
Options outstanding at October 31, 2008                   45,817   $ 28,210,279
Options written                                           57,095     17,656,561
Options closed                                            (6,622)   (16,337,081)
Options expired                                             (678)    (1,911,282)
Options exercised                                        (39,173)   (11,468,092)
--------------------------------------------------------------------------------
Options outstanding at January 31, 2009                   56,439   $ 16,150,384
--------------------------------------------------------------------------------

Mortgage Dollar Rolls

Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Government National Mortgage Association ("Ginnie Mae") security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income of the funds.

The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Securities Traded on a To-Be-Announced Basis

Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Federal National Mortgage Association ("Fannie Mae") and/or Federal Home Loan Mortgage Corporation ("Freddie Mac") transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Mortgage- and Asset-Backed Securities

The Funds may purchase fixed or variable rate mortgage-backed securities issued by Ginnie Mae, Fannie Mae, Freddie Mac, or other governmental or government-related entities. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's yield and the Fund's return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Floating Rate Loans

Janus Balanced Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that are senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit. The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security descriptions are as of January 31, 2009.

Bank Loans

Janus Balanced Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds generally invest are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year LIBOR.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range during the three-month period ended January 31, 2009 is indicated in the table below:

--------------------------------------------------------------------------------
                                Average Monthly
Fund                            Borrowings                Rates
--------------------------------------------------------------------------------
Janus Balanced Fund             $       1,327,970           0%
--------------------------------------------------------------------------------
Janus High-Yield Fund           $       4,499,926      0% - 6.5625%
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund      $         576,706    3.1250% - 7.7500%
--------------------------------------------------------------------------------

Short Sales

The Funds, except INTECH Risk-Managed Stock Fund, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds, except INTECH Risk-Managed Stock Fund and the Money Market Funds, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. The total market value of all of a Fund's short sales positions, other than short sales against the box, will not exceed 10% of its net assets. Although the potential for gain as a result of a short sale is limited to the price at which a Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that a Fund will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The deposits represent restricted cash held as collateral in relation to short sales. The Funds pay stock loan fees on assets borrowed from the security broker.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at January 31, 2009. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at January 31, 2009, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Borrowing

The underlying funds of the Smart Portfolios, including Janus Adviser Long/Short Fund and Janus Adviser Floating Rate High Income Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, the underlying funds may borrow from banks up to one-third of their total assets (including the amount borrowed) provided that they maintain continuous asset coverage of 300% with respect to such borrowings or sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. In addition to borrowing for leverage purposes, the underlying funds also may borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows the underlying funds greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by the underlying funds involves special risk considerations that may not be associated with other funds having similar policies. Because substantially all of the underlying funds' assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the underlying funds' agreement with its lender, the NAV per share of the underlying funds will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the underlying funds did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the underlying funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that the underlying funds must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the underlying funds compared with what it would have been without leverage.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Exchange-Traded Funds

The Funds, except the Money Market Funds, may invest in exchange-traded funds, which are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Funds bear directly in connection with its own operations.

Exchange-Traded Notes

The Funds, except the Money Market Funds, may invest directly in exchange-traded notes ("ETN"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total return. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which are meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Equity-Linked Structured Notes

The Funds, except the INTECH Risk-Managed Stock Fund and the Money Market Funds, may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Initial Public Offerings

The Funds, except the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Additional Investment Risk

The Funds, particularly Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer. INTECH Risk-Managed Stock Fund does not intend to invest in high-yield/high-risk bonds.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may not recover its investment or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balances are invested in one or more money market funds, as well as investment in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles.

During the three-month period ended January 31, 2009, the Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                            Purchases               Sales             Dividend          Value
                                           Shares/Cost           Shares/Cost           Income         at 1/31/09
--------------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
INTECH Risk-Managed Stock Fund              $     1,851,000        $    1,824,000     $        55     $      27,000
Janus Balanced Fund                             135,297,000            82,811,000           3,515        52,486,000
Janus Contrarian Fund                            46,396,000            36,210,000             164        10,186,000
Janus Enterprise Fund                            25,631,000            12,456,000           1,360        13,175,000
Janus Flexible Bond Fund                         61,262,000            16,448,000           1,111        44,814,000
Janus Fundamental Equity Fund                    10,184,000             6,912,000             249         3,272,000
Janus Fund                                      483,966,000           226,061,000          33,113       257,905,000
Janus Global Life Sciences Fund                  22,813,000             8,023,000           1,978        14,790,000
Janus Global Opportunities Fund                   7,113,000             1,590,000             695         5,523,000
Janus Global Research Fund                        3,381,000             1,863,000             161         1,518,000
Janus Global Technology Fund                     49,769,000            22,116,000           4,402        27,653,000
Janus Growth and Income Fund                     39,556,000            22,440,000           2,046        17,116,000
Janus High-Yield Fund                            16,960,000             6,856,000             639        10,104,000
Janus Orion Fund                                216,806,000           113,061,000           6,792       103,745,000
Janus Overseas Fund                              36,612,000            17,347,000           2,277        19,265,000
Janus Research Fund                              54,552,000            23,089,000           1,626        31,463,000
Janus Short-Term Bond Fund                       18,774,000             7,745,000             672        11,029,000
Janus Triton Fund                                 7,294,000               773,000             518         6,521,000
Janus Twenty Fund                                62,936,000               976,000           1,959        61,960,000
Janus Venture Fund                                8,541,000               434,000             344         8,107,000
Janus Worldwide Fund                            104,001,000             6,962,000          11,853        97,039,000
--------------------------------------------------------------------------------------------------------------------
                                            $ 1,413,695,000        $  615,997,000     $    75,529     $ 797,698,000
--------------------------------------------------------------------------------------------------------------------

                                            Purchases               Sales             Dividend          Value
                                           Shares/Cost           Shares/Cost           Income         at 1/31/09
--------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund - Institutional Shares
Janus Balanced Fund                         $        56,401        $   17,841,729     $     5,764       $         -
Janus Fund                                          287,442            52,726,000         149,559        48,043,585
Janus Global Life Sciences Fund                       6,141               356,416             148                 -
Janus Global Technology Fund                         37,840            10,605,601          10,477                 -
Janus Growth and Income Fund                        368,822           112,654,264         193,028                 -
Janus High-Yield Fund                                65,891            11,398,000          38,466         9,304,188
Janus Overseas Fund                                  98,173            54,314,423          39,428                 -
Janus Short-Term Bond Fund                            8,402               267,000           5,881         2,116,912
Janus Triton Fund                                     2,772               806,000             709            23,831
Janus Twenty Fund                                 2,455,422           254,888,000       1,580,018       469,666,258
--------------------------------------------------------------------------------------------------------------------
                                            $     3,387,306        $  515,857,433     $ 2,023,478     $ 529,154,774
--------------------------------------------------------------------------------------------------------------------

                                            Purchases               Sales             Dividend          Value
                                           Shares/Cost           Shares/Cost           Income         at 1/31/09
--------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund - Institutional Shares
INTECH Risk-Managed Stock Fund        $       946,000        $      946,000     $       184       $         -
Janus Balanced Fund                              25,703,877           127,275,877          52,682                 -
Janus Contrarian Fund                            67,794,611            95,855,611          21,590                 -
Janus Enterprise Fund                            12,309,724            22,315,724          20,505                 -
Janus Flexible Bond Fund                          9,264,490            44,465,490           8,675                 -
Janus Fund                                      109,876,963           275,783,000         504,666        97,774,215
Janus Fundamental Equity Fund                     8,533,708            12,312,708           9,335                 -
Janus Global Life Sciences Fund                  14,209,397            21,132,584          43,224        10,810,813
Janus Global Opportunities Fund                     218,871             4,702,000           5,393            85,449
Janus Global Research Fund                        3,129,397            10,275,397           1,407                 -
Janus Global Technology Fund                     22,082,466            26,884,399          48,280        17,053,067
Janus Growth and Income Fund                    115,917,478            58,689,736         342,403       119,952,856
Janus High-Yield Fund                             5,594,269            20,488,000          27,634        10,476,350
Janus Orion Fund                                 47,129,488           161,259,488         104,961                 -
Janus Overseas Fund                             101,225,022           253,572,577         209,607         3,214,711
Janus Research Fund                              41,277,446            90,713,446          18,910                 -
Janus Short-Term Bond Fund                        4,476,007            22,089,000          16,377         4,293,881
Janus Triton Fund                                 2,497,550             2,035,000           8,427         3,237,550
Janus Twenty Fund                                71,976,796           331,649,000         754,424       309,404,763
Janus Venture Fund                                8,009,852            10,215,852           2,801                 -
Janus Worldwide Fund                              2,325,569            45,228,000         115,840        24,692,569
--------------------------------------------------------------------------------------------------------------------
                                            $   674,498,981       $ 1,637,888,889     $ 2,317,325     $ 600,996,223
--------------------------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions

The Portfolios may invest in certain funds within the Janus family of funds, of which the funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended January 31, 2009, the following Portfolios had the following affiliated purchases and sales:

                                                        Purchases                  Sales
                                                                                                     Realized   Dividend    Value
                                                     Shares     Cost         Shares        Cost     Gain/(Loss)  Income   at 1/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative

Janus Adviser Contrarian Fund - Class I Shares       72,282  $   545,151        24,176  $   268,354  $   (89,853)  $--   $ 2,891,796

Janus Adviser Flexible Bond Fund - Class I Shares    97,613    2,385,329       419,345    5,008,361       74,078    --    43,575,353

Janus Adviser INTECH Risk-Managed Growth Fund -
Class I Shares                                       49,337      401,301        32,915      474,506     (206,754)   --     4,851,187

Janus Adviser INTECH Risk-Managed Value Fund -
Class I Shares                                      303,399    1,985,872        59,683      677,405     (269,823)   --     6,711,652

Janus Adviser International Equity Fund -
Class I Shares                                      173,000    1,114,309        42,093      543,231     (275,479)   --     4,223,841

Janus Adviser International Growth Fund -
Class I Shares                                       30,736      856,052        25,680    1,145,819     (467,193)   --     2,281,104

Janus Growth and Income Fund                         42,300      846,575        13,583      486,085     (218,333)   --     4,377,930

Janus High-Yield Fund                                75,024      510,670        44,340      407,835     (107,367)   --     4,103,133

Janus Orion Fund                                     75,532      460,078        22,429      276,596     (142,720)   --     2,169,481

Janus Overseas Fund                                     570       13,412        10,570      437,963     (158,057)   --            --

Janus Research Fund                                  23,773      385,365         8,351      247,716     (113,840)   --     2,219,941

Janus Short-Term Bond Fund                           93,743      273,426       312,619      905,541       10,035    --     5,586,541
------------------------------------------------------------------------------------------------------------------------------------
                                                             $ 9,777,540                $10,879,412  $(1,965,306)  $--   $82,991,959
------------------------------------------------------------------------------------------------------------------------------------


                                                        Purchases                  Sales
                                                                                                     Realized   Dividend    Value
                                                     Shares     Cost         Shares        Cost     Gain/(Loss)  Income   at 1/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth

Janus Adviser Contrarian Fund - Class I Shares       51,277  $   389,555         8,568  $    95,110  $   (33,578)  $--  $  3,752,087

Janus Adviser Flexible Bond Fund - Class I Shares    90,809    1,089,168       544,678    6,464,472      219,088    --    25,316,743

Janus Adviser INTECH Risk-Managed Growth Fund -
  Class I Shares                                     62,052      515,691       202,616    2,781,227   (1,173,692)   --    13,628,059

Janus Adviser INTECH Risk-Managed Value Fund -
  Class I Shares                                    618,652    4,067,507        49,564      565,362     (233,804)   --    19,823,538

Janus Adviser International Equity Fund -
  Class I Shares                                    419,233    2,707,185        40,023      521,895     (272,380)   --    15,923,830

Janus Adviser International Growth Fund -
  Class I Shares                                    110,054    3,018,238         6,473      288,844     (104,248)   --    12,512,596

Janus Adviser Large Cap Growth Fund - Class I
  Shares                                             13,307      227,828         3,762       85,062      (23,530)   --     4,050,318

Janus Adviser Perkins Small Company Value Fund -
  Class I Shares                                    121,008    1,043,220         4,698       46,638       (5,616)   --     1,732,877

Janus Growth and Income Fund                         29,707      599,460         8,468      303,971     (139,885)   --    10,615,886

Janus High-Yield Fund                                42,040      287,168        99,078      894,575     (206,463)   --     4,811,175

Janus Orion Fund                                     22,872      142,965       119,357    1,441,279     (719,569)   --     3,406,662

Janus Overseas Fund                                     913       21,459        16,913      653,641     (205,792)   --            --

Janus Research Fund                                  46,842      764,898         9,142      266,676     (123,102)   --     9,013,633

Janus Twenty Fund                                     6,618      281,385        20,801    1,476,903     (618,716)   --     9,011,210

Perkins Mid Cap Value Fund - Investor Shares        190,639    2,703,289           462        6,559          214    --     2,693,313

------------------------------------------------------------------------------------------------------------------------------------
                                                             $17,859,016               $ 15,892,214  $(3,641,073)  $--  $136,291,927
------------------------------------------------------------------------------------------------------------------------------------

                                                        Purchases                  Sales
                                                                                                     Realized   Dividend    Value
                                                     Shares     Cost         Shares        Cost     Gain/(Loss)  Income   at 1/31/09
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate

Janus Adviser Flexible Bond Fund - Class I Shares   113,374  $ 1,364,961       553,900  $ 6,580,573  $    197,666  $--  $ 37,302,088

Janus Adviser INTECH Risk-Managed Growth Fund -
Class I Shares                                       38,733      319,633        40,985      569,426     (242,211)   --     8,464,236

Janus Adviser INTECH Risk-Managed Value Fund -
Class I Shares                                      424,417    2,773,208        73,676      816,422     (321,104)   --    11,447,131

Janus Adviser International Equity Fund -
Class I Shares                                      217,347    1,403,378        58,494      762,759     (394,642)   --     8,676,319

Janus Adviser International Growth Fund -
Class I Shares                                       88,133    2,386,271        11,647      519,671     (192,456)   --     8,212,796

Janus Adviser Perkins Large Cap Growth Fund -
Class I Shares                                       17,297      292,300         7,464      168,751      (46,045)   --     3,037,423

Janus Adviser Perkins Small Company Value Fund -
Class I Shares                                      247,393    2,117,680         1,049        8,985            6    --     2,093,924

Janus Growth and Income Fund                         37,623      754,294        16,809      601,946     (274,731)   --     7,983,585

Janus High-Yield Fund                                36,330      246,774        73,718      668,246     (161,158)   --     3,605,892

Janus Orion Fund                                     75,924      462,982        20,917      257,134     (134,429)   --     2,834,782

Janus Overseas Fund                                     656       15,424        12,156      449,718     (127,826)   --            --

Janus Research Fund                                  36,178      586,821        12,906      372,641     (168,132)   --     4,855,770

Janus Short-Term Bond Fund                           50,572      147,359       380,412    1,099,964        16,906   --     5,167,487

Janus Twenty Fund                                     2,179       91,541        19,784    1,136,638     (320,160)   --     2,843,271
------------------------------------------------------------------------------------------------------------------------------------
                                                             $12,962,626                $14,012,874  $(2,168,316)  $--  $106,524,704
------------------------------------------------------------------------------------------------------------------------------------

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of January 31, 2009 are noted below.

-------------------------------------------------------------------------------------------------------------------------
                                            Federal Tax Cost      Unrealized          Unrealized             Net
                                                                 Appreciation       (Depreciation)      Appreciation/
                                                                                                        (Depreciation)
 Fund
-------------------------------------------------------------------------------------------------------------------------

INTECH Risk-Managed Stock Fund                 259,304,386         8,685,719         (61,866,104)        (53,180,385)
-------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                           2,495,620,257       145,783,629       (297,010,148)       (151,226,519)
-------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                         4,714,146,415       205,008,803      (1,743,454,231)     (1,538,445,428)
-------------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                         1,655,042,525       146,066,063       (624,600,919)       (478,534,856)
-------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                       806,563,490         20,361,123         (13,786,880)          6,574,243
-------------------------------------------------------------------------------------------------------------------------
Janus Fund                                    $10,551,598,088   $1,417,881,198     $(1,153,995,151)      $263,886,047
-------------------------------------------------------------------------------------------------------------------------
Janus Fundamental Equity Fund                  659,514,252        20,207,094        (222,580,698)       (202,373,604)
-------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                720,824,590        67,375,829        (168,080,270)       (100,704,440)
-------------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                102,899,918         6,057,991         (30,833,274)        (24,775,283)
-------------------------------------------------------------------------------------------------------------------------
Janus Global Research Fund                     303,707,249        25,137,933         (38,971,702)        (13,833,769)
-------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                   832,319,188        163,840,337        (93,093,249)         70,747,088
-------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                  3,814,148,736       168,626,208       (995,895,787)       (827,269,579)
-------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                          513,602,454         4,212,399         (85,039,414)        (80,827,015)
-------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                              3,001,261,225       153,424,863       (889,464,557)       (736,039,694)
-------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                           8,981,040,363      1,656,904,528     (1,490,373,453)       166,531,075
-------------------------------------------------------------------------------------------------------------------------
Janus Research Fund                           3,249,129,608       48,031,932       (1,079,527,737)      1,031,495,805
-------------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                     294,880,745         5,550,698          (865,851)           4,684,847
-------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund                    1,555,508,418       168,029,525       (157,228,184)         10,801,341
-------------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                              166,617,769         6,017,892         (54,783,779)        (48,765,887)
-------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                             8,407,660,548      5,087,182,998      (614,790,970)       4,472,392,028
-------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                             970,408,760        90,371,226        (397,515,557)       (307,144,330)
-------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                          2,968,582,195       91,085,154       (1,280,639,885)      1,189,554,731
-------------------------------------------------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                    7,223,641,426       129,837,076      (2,009,615,096)     (1,879,778,020)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                             Federal Tax Cost      Unrealized          Unrealized             Net
                                                                  Appreciation       (Depreciation)      Appreciation/
 Portfolio                                                                                              (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative           $101,321,295         $917,029          $(4,495,000)       $(3,577,971)
-------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth                 196,851,221          1,061,310         (61,620,604)       (60,559,294)
-------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate               140,072,098          1,601,873         (35,149,268)       (33,547,395)
-------------------------------------------------------------------------------------------------------------------------

New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value
Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Fund's investments defined pursuant to SFAS No. 157. These inputs are summarized into three broad levels:

Level 1- quoted prices in active markets for identical securities.

Level 2 - prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and are based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used as of January 31, 2009 to value the Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if required) in the Notes to Schedules of Investments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS No. 161 on the Fund's financial statement disclosures.

FASB Staff Position No. FAS 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45" (the "Position") is effective for fiscal years ending after November 15, 2008. The Position amends FASB Statement No. 133 ("FAS 133"), Accounting for Derivative Instruments and Hedging Activities, and also amends FASB Interpretation No. 45 ("FIN 45"), Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others. The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and
(iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. Management has evaluated the impact of SFAS No. 133-1 and FIN 45-4 and has determined there is no impact on the Funds' financial statement disclosures.

Temporary Money Market Fund Guaranty Program

The United States Department of the Treasury (the "Treasury Department"), through the Exchange Stabilization Fund ("ESF"), has established a Temporary Guarantee Program for money market mutual funds (the "Program"). The Board of Trustees of the Janus Funds has approved the participation of each Janus money market fund, including Janus Adviser Money Market Fund, Janus Institutional Cash Management Fund, Janus Institutional Government Money Market Fund and Janus Institutional Money Market Fund, in the Program. Subject to the terms of the Program and the availability of money available to the ESF for that purpose, the Treasury Department will guarantee the share price of participating money market funds that seek to maintain a stable net asset value of $1.00 per share, subject to certain conditions.

The cost to a Fund of participating in the Program is borne by all shareholders of the Fund, including subsequent shareholders who are not protected by the Program. That cost will likely reduce the yield on the Fund. The cost of participating in the Program is 0.025% (0.01% for the term ended December 19, 2008 and 0.015% for the term ended April 30, 2009) of the net assets of the Fund as of September 19, 2008 and is not reflected in the fee table of the Funds' current prospectus.

Subsequent Events

The Board of Trustees of Janus Adviser Series approved a plan to liquidate and terminate Janus Adviser Floating Rate High Income Fund effective February 27, 2009. The Fund will no longer be offered as an underlying fund of the Smart Portfolios.

Effective February 27, 2009, Janus Fundamental Equity Fund changed its name to "Janus Research Core Fund" and eliminated its policy to invest at least 80% of its net assets in equity securities selected for their growth potential. No change is anticipated in the day-to-day management of the Fund as a result of the elimination of this policy. The Fund will continue to invest primarily in eligible equity securities which include domestic and foreign common stock, preferred stocks, securities convertible into common stocks or preferred stocks (such as convertible preferred stocks, bonds, and debentures), and other securities with equity characteristics (including the use of derivatives).

Effective February 27, 2009, INTECH Risk-Managed Stock Fund changed its name to "INTECH Risk-Managed Core Fund" and eliminated its policy to invest at least 80% of its net assets in common stocks. No change is anticipated in the day-to-day management of the Fund as a result of the elimination of this policy. The Fund will continue to apply a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index, which is the S&P 500(R) Index.


Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: March 31, 2009

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: March 31, 2009